  KP Retirement Path 2020 Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

Affiliated Registered Investment Companies — 75.0%
KP Fixed Income Fund	37,217,960	$392,650
KP International Equity Fund	10,258,340	104,020
KP Large Cap Equity Fund	17,709,613	238,371
KP Small Cap Equity Fund	4,359,470	46,908

Total Affiliated Registered Investment Companies (Cost $732,835) (000)		781,949

Unaffiliated Registered Investment Companies — 24.9%
DFA Commodity Strategy Portfolio, Cl Institutional	1,753,312	9,363
DFA International Real Estate Securities, Cl Institutional	1,936,251	10,417
DFA Real Estate Securities Portfolio, Cl Institutional	537,402	22,291
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	679,013	10,430
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,028,296	10,118
T. Rowe Price New Era Fund, Cl Institutional	289,715	9,433
Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,056,519	32,430
Vanguard Short-Term Bond Index Fund, Cl Institutional	8,376,250	88,704
Vanguard Short-Term Inflation- Protected Securities Index Fund, Cl Institutional	2,683,748	66,074

Total Unaffiliated Registered Investment Companies (Cost $252,992) (000)		259,260

Total Investments In Securities — 99.9% (Cost $985,827) (000)		$1,041,209

Percentages are based on Net Assets of $1,042,412 (000).

Cl – Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2020 Fund

Schedule of Investments

September 30, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$384,055	$51,825	$(75,946)	$32,604	$112	$392,650	37,217,960	$-	$-
KP International Equity Fund	97,325	11,426	(16,640)	11,608	301	104,020	10,258,340	-	-
KP Large Cap Equity Fund	204,684	32,145	(39,001)	31,610	8,933	238,371	17,709,613	-	-
KP Small Cap Equity Fund	39,739	9,073	(8,625)	6,054	667	46,908	4,359,470	-	-

Totals	$725,803	$104,469	$(140,212)	$81,876	$10,013	$781,949	69,545,383	$-	$-

Amounts designated as “-” are $0 or have been rounded to $0.

  KP Retirement Path 2025 Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

Affiliated Registered Investment Companies — 79.9%
KP Fixed Income Fund	41,226,209	$434,938
KP International Equity Fund	18,771,250	190,340
KP Large Cap Equity Fund	28,517,680	383,848
KP Small Cap Equity Fund	8,209,142	88,330

Total Affiliated Registered Investment Companies (Cost $1,024,450) (000)		1,097,456

Unaffiliated Registered Investment Companies — 20.0%
DFA Commodity Strategy Portfolio, Cl Institutional	2,375,233	12,684
DFA International Real Estate Securities, Cl Institutional	2,612,730	14,056
DFA Real Estate Securities Portfolio, Cl Institutional	722,839	29,984
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	915,684	14,065
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,388,143	13,659
T. Rowe Price New Era Fund, Cl Institutional	392,146	12,768
Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,850,489	40,854
Vanguard Short-Term Bond Index Fund, Cl Institutional	7,564,694	80,110
Vanguard Short-Term Inflation- Protected Securities Index Fund, Cl Institutional	2,307,820	56,818

Total Unaffiliated Registered Investment Companies (Cost $267,671) (000)		274,998

Total Investments In Securities — 99.9% (Cost $1,292,121) (000)		$1,372,454

Percentages are based on Net Assets of $1,373,681 (000).

Cl – Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2025 Fund

Schedule of Investments

September 30, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$395,872	$66,804	$(62,129)	$34,318	$73	$434,938	41,226,209	$-	$-
KP International Equity Fund	166,937	21,826	(18,888)	19,747	718	190,340	18,771,250	-	-
KP Large Cap Equity Fund	310,376	51,763	(40,085)	51,966	9,828	383,848	28,517,680	-	-
KP Small Cap Equity Fund	70,134	17,105	(10,726)	11,038	779	88,330	8,209,142	-	-

Totals	$943,319	$157,498	$(131,828)	$117,069	$11,398	$1,097,456	96,724,281	$-	$-

Amounts designated as “-” are $0 or have been rounded to $0.

  KP Retirement Path 2030 Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 84.8%
KP Fixed Income Fund	33,671,266	$355,232
KP International Equity Fund	24,381,928	247,233
KP Large Cap Equity Fund	32,848,030	442,134
KP Small Cap Equity Fund	10,634,406	114,426

Total Affiliated Registered Investment Companies (Cost $1,081,390) (000)		1,159,025

Unaffiliated Registered Investment Companies — 15.1%
DFA Commodity Strategy Portfolio, Cl Institutional	2,306,227	12,315
DFA International Real Estate Securities, Cl Institutional	2,533,656	13,631
DFA Real Estate Securities Portfolio, Cl Institutional	700,247	29,046
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	887,796	13,637
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,346,232	13,247
T. Rowe Price New Era Fund, Cl Institutional	380,607	12,393
Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,640,076	38,621
Vanguard Short-Term Bond Index Fund, Cl Institutional	4,110,203	43,527
Vanguard Short-Term Inflation- Protected Securities Index Fund, Cl Institutional	1,209,352	29,774

Total Unaffiliated Registered Investment Companies (Cost $200,020) (000)		206,191

Total Investments In Securities — 99.9% (Cost $1,281,410) (000)		$1,365,216

Percentages are based on Net Assets of $1,366,096 (000).

Cl – Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2030 Fund

Schedule of Investments

September 30, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$ 317,485	$ 60,239	$ (50,117)	$28,016	$(391)	$355,232	33,671,266	$-	$-
KP International Equity Fund	212,987	28,093	(19,792)	25,223	722	247,233	24,381,928	-	-
KP Large Cap Equity Fund	349,937	60,485	(37,875)	60,333	9,254	442,134	32,848,030	-	-
KP Small Cap Equity Fund	89,027	22,117	(11,624)	14,041	865	114,426	10,634,406	-	-

Totals	$ 969,436	$ 170,934	$ (119,408)	$127,613	$10,450	$1,159,025	101,535,630	$-	$-

Amounts designated as “-” are $0 or have been rounded to $0.

  KP Retirement Path 2035 Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 89.4%
KP Fixed Income Fund	30,723,536	$324,133
KP International Equity Fund	34,162,449	346,407
KP Large Cap Equity Fund	39,912,506	537,223
KP Small Cap Equity Fund	14,681,705	157,975

Total Affiliated Registered Investment Companies (Cost $1,271,539) (000)		1,365,738

Unaffiliated Registered Investment Companies — 10.6%
DFA Commodity Strategy Portfolio, Cl Institutional	2,328,590	12,435
DFA International Real Estate Securities, Cl Institutional	2,556,904	13,756
DFA Real Estate Securities Portfolio, Cl Institutional	706,302	29,298
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	895,791	13,759
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,358,546	13,368
T. Rowe Price New Era Fund, Cl Institutional	384,275	12,512
Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,633,052	38,546
Vanguard Short-Term Bond Index Fund, Cl Institutional	1,802,904	19,093
Vanguard Short-Term Inflation- Protected Securities Index Fund, Cl Institutional	380,569	9,370

Total Unaffiliated Registered Investment Companies (Cost $156,408) (000)		162,137

Total Investments In Securities — 100.0% (Cost $1,427,947) (000)		$1,527,875

Percentages are based on Net Assets of $1,528,518 (000).

Cl – Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2035 Fund

Schedule of Investments

September 30, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$287,371	$ 56,066	$(44,329)	$25,585	$(560)	$324,133	30,723,536	$-	$-
KP International Equity Fund	293,919	38,883	(22,157)	34,931	831	346,407	34,162,449	-	-
KP Large Cap Equity Fund	420,244	71,162	(37,574)	74,151	9,240	537,223	39,912,506	-	-
KP Small Cap Equity Fund	121,373	29,789	(13,419)	19,223	1,009	157,975	14,681,705	-	-

Totals	$1,122,907	$ 195,900	$(117,479)	$153,890	$10,520	$1,365,738	119,480,196	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

  KP Retirement Path 2040 Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 92.6%
KP Fixed Income Fund	23,128,840	$244,009
KP International Equity Fund	36,292,466	368,006
KP Large Cap Equity Fund	38,414,305	517,057
KP Small Cap Equity Fund	15,574,937	167,586

Total Affiliated Registered Investment Companies (Cost $1,207,783) (000)		1,296,658

Unaffiliated Registered Investment Companies — 7.4%
DFA Commodity Strategy Portfolio, Cl Institutional	1,808,382	9,657
DFA International Real Estate Securities, Cl Institutional	1,984,959	10,679
DFA Real Estate Securities Portfolio, Cl Institutional	548,142	22,737
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	695,393	10,681
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,054,749	10,379
T. Rowe Price New Era Fund, Cl Institutional	298,432	9,717
Vanguard Inflation-Protected Securities Fund, Cl Institutional	2,811,998	29,835

Total Unaffiliated Registered Investment Companies (Cost $99,664) (000)		103,685

Total Investments In Securities — 100.0% (Cost $1,307,447) (000)		$1,400,343

Percentages are based on Net Assets of $1,400,739 (000).

Cl – Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2040 Fund

Schedule of Investments

September 30, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$216,689	$43,796	$ (35,266)	$19,426	(636)	$244,009	23,128,840	$-	$-
KP International Equity Fund	310,602	42,943	(23,241)	36,822	880	368,006	36,292,466	-	-
KP Large Cap Equity Fund	403,097	69,924	(35,686)	70,939	8,783	517,057	38,414,305	-	-
KP Small Cap Equity Fund	127,786	32,599	(14,060)	20,269	992	167,586	15,574,937	-	-
Totals	$1,058,174	$189,262	$ (108,253)	$147,456	$10,019	$1,296,658	113,410,548	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

  KP Retirement Path 2045 Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.3%
KP Fixed Income Fund	15,328,501	$161,716
KP International Equity Fund	30,961,100	313,946
KP Large Cap Equity Fund	31,008,916	417,380
KP Small Cap Equity Fund	13,232,336	142,380

Total Affiliated Registered Investment Companies (Cost $973,197) (000)		1,035,422

Unaffiliated Registered Investment Companies — 5.7%
DFA Commodity Strategy Portfolio, Cl Institutional	1,110,497	5,930
DFA International Real Estate Securities, Cl Institutional	1,217,188	6,548
DFA Real Estate Securities Portfolio, Cl Institutional	335,788	13,929
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	426,326	6,548
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	646,843	6,365
T. Rowe Price New Era Fund, Cl Institutional	183,207	5,965
Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,674,346	17,765

Total Unaffiliated Registered Investment Companies (Cost $60,736) (000)		63,050

Total Investments In Securities — 100.0% (Cost $1,033,933) (000)		$1,098,472

Percentages are based on Net Assets of $1,098,705 (000).

Cl — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

  KP Retirement Path 2045 Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$140,263	$33,096	$(23,897)	$12,798	$(544)	$161,716	15,328,501	$-	$-
KP International Equity Fund	257,387	43,650	(18,412)	31,608	(287)	313,946	30,961,100	-	-
KP Large Cap Equity Fund	317,525	63,779	(26,889)	56,346	6,619	417,380	31,008,916	-	-
KP Small Cap Equity Fund	105,932	30,082	(11,217)	16,828	755	142,380	13,232,336	-	-
Totals	$821,107	$170,607	$(80,415)	$117,580	$6,543	$1,035,422	90,530,853	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

  KP Retirement Path 2050 Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.9%
KP Fixed Income Fund	8,162,857	$86,118
KP International Equity Fund	19,834,159	201,118
KP Large Cap Equity Fund	19,706,731	265,252
KP Small Cap Equity Fund	8,597,731	92,512

Total Affiliated Registered Investment Companies (Cost $615,791) (000)		645,000

Unaffiliated Registered Investment Companies — 5.1%
DFA Commodity Strategy Portfolio, Cl Institutional	617,236	3,296
DFA International Real Estate Securities, Cl Institutional	675,179	3,633
DFA Real Estate Securities Portfolio, Cl Institutional	185,976	7,715
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	236,350	3,630
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	358,776	3,530
T. Rowe Price New Era Fund, Cl Institutional	101,780	3,314
Vanguard Inflation-Protected Securities Fund, Cl Institutional	885,795	9,398

Total Unaffiliated Registered Investment Companies (Cost $33,380) (000)		34,516

Total Investments In Securities — 100.0% (Cost $649,171) (000)		$679,516

Percentages are based on Net Assets of $679,640 (000).

Cl – Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2050 Fund

Schedule of Investments

September 30, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$70,886	$21,595	$(12,729)	$6,674	$(308)	$86,118	8,162,857	$-	$-
KP International Equity Fund	156,804	38,155	(13,032)	18,919	272	201,118	19,834,159	-	-
KP Large Cap Equity Fund	192,103	52,433	(17,822)	35,284	3,254	265,252	19,706,731	-	-
KP Small Cap Equity Fund	65,283	23,869	(7,493)	10,687	166	92,512	8,597,731	-	-
Totals	$485,076	$136,052	$(51,076)	$71,564	$3,384	$645,000	56,301,478	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

  KP Retirement Path 2055 Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.9%
KP Fixed Income Fund	2,628,860	$27,734
KP International Equity Fund	7,321,118	74,236
KP Large Cap Equity Fund	7,228,114	97,291
KP Small Cap Equity Fund	3,105,009	33,410

Total Affiliated Registered Investment Companies (Cost $228,337) (000)		232,671

Unaffiliated Registered Investment Companies — 5.1%
DFA Commodity Strategy Portfolio, Cl Institutional	229,405	1,225
DFA International Real Estate Securities, Cl Institutional	249,890	1,344
DFA Real Estate Securities Portfolio, Cl Institutional	68,632	2,848
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	87,386	1,342
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	132,801	1,307
T. Rowe Price New Era Fund, Cl Institutional	37,789	1,230
Vanguard Inflation-Protected Securities Fund, Cl Institutional	297,495	3,156

Total Unaffiliated Registered Investment Companies (Cost $12,056) (000)		12,452

Total Investments In Securities — 100.0% (Cost $240,393) (000)		$245,123

Percentages are based on Net Assets of $245,166 (000).

Cl – Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2055 Fund

Schedule of Investments

September 30, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$20,678	$9,291	$(4,182)	$2,012	$(65)	$27,734	2,628,860	$-	$-
KP International Equity Fund	51,895	21,051	(5,165)	5,770	685	74,236	7,321,118	-	-
KP Large Cap Equity Fund	63,325	27,813	(6,919)	11,707	1,365	97,291	7,228,114	-	-
KP Small Cap Equity Fund	21,226	11,444	(2,795)	3,336	199	33,410	3,105,009	-	-
Totals	$157,124	$69,599	$(19,061)	$22,825	$2,184	$232,671	20,283,101	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

  KP Retirement Path 2060 Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.9%
KP Fixed Income Fund	539,639	$5,693
KP International Equity Fund	1,502,065	15,231
KP Large Cap Equity Fund	1,483,053	19,962
KP Small Cap Equity Fund	636,922	6,853

Total Affiliated Registered Investment Companies (Cost $47,677) (000)		47,739

Unaffiliated Registered Investment Companies — 5.1%
DFA Commodity Strategy Portfolio, Cl Institutional	47,197	252
DFA International Real Estate Securities, Cl Institutional	51,465	277
DFA Real Estate Securities Portfolio, Cl Institutional	14,133	587
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	17,997	276
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	27,344	269
T. Rowe Price New Era Fund, Cl Institutional	7,773	253
Vanguard Inflation-Protected Securities Fund, Cl Institutional	60,425	641

Total Unaffiliated Registered Investment Companies (Cost $2,472) (000)		2,555

Total Investments In Securities — 100.0% (Cost $50,149) (000)		$50,294

Percentages are based on Net Assets of $50,303 (000).

Cl – Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2060 Fund

Schedule of Investments

September 30, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$4,226	$ 2,323	$ (1,259)	$429	$ (26)	$ 5,693	539,639	$-	$-
KP International Equity Fund	10,591	5,501	(2,182)	1,407	(86)	15,231	1,502,065	-	-
KP Large Cap Equity Fund	12,924	7,196	(2,835)	2,586	91	19,962	1,483,053	-	-
KP Small Cap Equity Fund	4,331	2,882	(1,083)	877	(154)	6,853	636,922	-	-

Totals	$32,072	$ 17,902	$ (7,359)	$5,299	$ (175)	$ 47,739	4,161,679	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

  KP Retirement Path 2065 Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.1%
KP Fixed Income Fund	130,877	$1,381
KP International Equity Fund	346,601	3,515
KP Large Cap Equity Fund	335,518	4,515
KP Small Cap Equity Fund	146,172	1,573

Total Affiliated Registered Investment Companies (Cost $10,632) (000)		10,984

Unaffiliated Registered Investment Companies — 5.0%
DFA Commodity Strategy Portfolio, Cl Institutional	10,700	57
DFA International Real Estate Securities, Cl Institutional	11,197	60
DFA Real Estate Securities Portfolio, Cl Institutional	2,961	124
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	3,896	60
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	5,932	58
T. Rowe Price New Era Fund, Cl Institutional	1,776	58
Vanguard Inflation-Protected Securities Fund, Cl Institutional	14,544	154

Total Unaffiliated Registered Investment Companies (Cost $556) (000)		571

Total Investments In Securities — 100.1% (Cost $11,188) (000)		$11,555

Percentages are based on Net Assets of $11,545 (000).

Cl – Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2065 Fund

Schedule of Investments

September 30, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$-	$ 1,420	$(86)	$45	$ 2	$ 1,381	130,877	$-	$-
KP International Equity Fund	-	3,496	(67)	84	2	3,515	346,601	-	-
KP Large Cap Equity Fund	-	4,398	(86)	199	4	4,515	335,518	-	-
KP Small Cap Equity Fund	-	1,579	(31)	24	1	1,573	146,172	-	-

Totals	$-	$ 10,893	$(270.00)	$352	$ 9	$ 10,984	959,168	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

  KP Retirement Path Retirement Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 71.3%
KP Fixed Income Fund	19,287,569	$203,484
KP International Equity Fund	3,070,557	31,135
KP Large Cap Equity Fund	6,095,915	82,051
KP Small Cap Equity Fund	1,224,989	13,181

Total Affiliated Registered Investment Companies (Cost $310,251) (000)		329,851

Unaffiliated Registered Investment Companies — 28.6%
DFA Commodity Strategy Portfolio, Cl Institutional	766,973	4,096
DFA International Real Estate Securities, Cl Institutional	848,094	4,563
DFA Real Estate Securities Portfolio, Cl Institutional	235,726	9,778
Lazard Global Listed Infrastructure Portfolio, Cl Institutional	297,484	4,569
T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	450,446	4,432
T. Rowe Price New Era Fund, Cl Institutional	126,788	4,128
Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,382,286	14,666
Vanguard Short-Term Bond Index Fund, Cl Institutional	4,545,179	48,133
Vanguard Short-Term Inflation- Protected Securities Index Fund, Cl Institutional	1,532,931	37,742

Total Unaffiliated Registered Investment Companies (Cost $128,933) (000)		132,107

Total Investments In Securities — 99.9% (Cost $439,184) (000)		$461,958

Percentages are based on Net Assets of $462,586 (000).

Cl – Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2019, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path Retirement Income Fund

Schedule of Investments

September 30, 2019 (unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2019 (000):

	Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2019	Shares	Income	Capital Gain Distributions
KP Fixed Income Fund	$200,468	$29,422	$(43,433)	$16,918	$109	$203,484	19,287,569	$-	$-
KP International Equity Fund	32,947	3,706	(9,595)	3,270	807	31,135	3,070,557	-	-
KP Large Cap Equity Fund	78,597	11,718	(23,670)	11,338	4,068	82,051	6,095,915	-	-
KP Small Cap Equity Fund	12,946	2,888	(4,899)	1,851	395	13,181	1,224,989	-	-

Totals	$324,958	$47,734	$(81,597)	$33,377	$5,379	$329,851	29,679,030	$-	$-

Amounts designated as “-“ are $0 or have been rounded to $0.

  KP Large Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Common Stock — 97.9%

Communication Services – 10.5%
Activision Blizzard	98,408	$5,208
Alphabet, Cl A*	49,844	60,867
Alphabet, Cl C*	33,377	40,687
AMC Networks, Cl A*	34,188	1,681
AT&T	354,408	13,411
CBS, Cl B	55,677	2,248
CenturyLink	36,330	453
Charter Communications, Cl A*	6,100	2,514
Comcast, Cl A	698,680	31,497
Discovery, Cl A*	5,793	154
Discovery, Cl C*	73,160	1,801
DISH Network, Cl A*	9,284	316
Electronic Arts*	75,653	7,400
Facebook, Cl A*	357,709	63,701
Fox	5,776	182
Fox	13,168	415
IAC*	21,677	4,725
Interpublic Group of Companies	14,426	311
Netflix*	35,143	9,405
News, Cl A	14,068	196
News, Cl B	5,200	74
Nexstar Media Group, Cl A	1,437	147
Omnicom Group	27,807	2,177
Spotify Technology*	23,451	2,673
Take-Two Interactive Software*	4,200	527
Tencent Holdings ADR	266,030	11,075
Tencent Music Entertainment Group ADR*	169,400	2,163
T-Mobile US*	11,900	937
TripAdvisor*	62,882	2,432
Twitter*	125,144	5,156
Verizon Communications	440,722	26,602
Viacom, Cl B	19,742	474
Walt Disney	101,830	13,271

		314,880

Consumer Discretionary – 10.2%
Advance Auto Parts	15,010	2,483
Alibaba Group Holding ADR*	69,665	11,650
Amazon.com*	52,793	91,644
Aptiv	148,856	13,013
Aramark	14,808	645
AutoZone*	2,996	3,250
Best Buy	66,905	4,616
Booking Holdings*	4,437	8,708
BorgWarner	7,997	293
Capri Holdings*	5,413	180
CarMax*	6,089	536
Carnival	15,057	658

Description	Shares	Value (000)
Chipotle Mexican Grill, Cl A*	951	$799
Darden Restaurants	13,135	1,553
Dick’s Sporting Goods	18,269	746
Dollar General	61,224	9,731
Dollar Tree*	8,801	1,005
DR Horton	12,495	659
eBay	147,612	5,754
Expedia Group	5,180	696
Extended Stay America	38,102	558
Foot Locker	40,441	1,745
Ford Motor	418,088	3,830
Gap	30,470	529
Garmin	8,618	730
General Motors	57,708	2,163
Genuine Parts	5,415	539
Goodyear Tire & Rubber	24,311	350
Graham Holdings, Cl B	876	581
H&R Block	7,576	179
Hanesbrands	68,633	1,052
Harley-Davidson	21,405	770
Hasbro	4,401	522
Hilton Worldwide Holdings	93,198	8,678
Home Depot	59,402	13,783
Kohl’s	40,343	2,003
L Brands	29,291	574
Las Vegas Sands	67,580	3,903
Lear	21,512	2,536
Leggett & Platt	4,746	194
Lennar, Cl A	10,795	603
LKQ*	11,700	368
Lowe’s	59,254	6,516
Lululemon Athletica*	7,544	1,452
Macy’s	10,642	165
Marriott International, Cl A	10,423	1,296
McDonald’s	45,771	9,828
MGM Resorts International	18,900	524
Mohawk Industries*	2,301	286
Newell Brands	15,100	283
NIKE, Cl B	130,975	12,301
Nordstrom	3,749	126
Norwegian Cruise Line Holdings*	104,103	5,389
NVR*	696	2,587
O’Reilly Automotive*	8,170	3,256
PulteGroup	110,785	4,049
PVH	5,282	466
Qurate Retail*	27,378	282
Ralph Lauren, Cl A	11,319	1,081
Restaurant Brands International	57,314	4,077
Ross Stores	89,988	9,885
Royal Caribbean Cruises	6,492	703
ServiceMaster Global Holdings*	7,645	427
Sinclair Broadcast Group, Cl A	86,047	3,678

  KP Large Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Skechers U.S.A., Cl A*	59,292	$2,215
Starbucks	112,449	9,943
Tapestry	62,770	1,635
Target	31,039	3,318
Thor Industries	3,850	218
Tiffany	4,092	379
TJX	86,224	4,806
Toll Brothers	7,107	292
Tractor Supply	16,652	1,506
Ulta Beauty*	7,578	1,899
Under Armour, Cl A*	6,400	128
Under Armour, Cl C*	6,520	118
Urban Outfitters*	55,049	1,546
Vail Resorts	4,925	1,121
VF	12,214	1,087
Whirlpool	6,248	989
Wynn Resorts	3,691	401
Yum! Brands	11,559	1,311

		306,378

Consumer Staples – 6.4%
Altria Group	119,573	4,890
Archer-Daniels-Midland	108,214	4,444
Brown-Forman, Cl B	6,405	402
Bunge	53,395	3,023
Campbell Soup	6,913	324
Church & Dwight	35,051	2,637
Clorox	4,825	733
Coca-Cola	176,867	9,629
Colgate-Palmolive	80,815	5,941
Conagra Brands	18,342	563
Constellation Brands, Cl A	6,262	1,298
Costco Wholesale	17,867	5,148
Coty, Cl A	16,399	172
Danone	29,501	2,599
Diageo	162,811	6,672
Estee Lauder, Cl A	20,956	4,169
General Mills	45,539	2,510
Hershey	5,161	800
Hormel Foods	10,470	458
Ingredion	14,950	1,222
JM Smucker	23,475	2,583
Kellogg	9,315	599
Kimberly-Clark	45,060	6,401
Kraft Heinz	23,577	659
Kroger	65,003	1,676
Lamb Weston Holdings	5,600	407
McCormick	4,630	724
Molson Coors Brewing, Cl B	37,405	2,151
Mondelez International, Cl A	53,917	2,983
Monster Beverage*	96,658	5,612

Description	Shares	Value (000)
Nestle	86,752	$9,412
PepsiCo	112,001	15,355
Philip Morris International	182,929	13,890
Pilgrim’s Pride*	13,130	421
Post Holdings*	15,052	1,593
Procter & Gamble	260,964	32,459
Reckitt Benckiser Group	29,271	2,283
Sprouts Farmers Market*	9,313	180
Sysco	64,078	5,088
Tyson Foods, Cl A	110,815	9,545
Walgreens Boots Alliance	46,768	2,587
Walmart	153,636	18,233

		192,475

Energy – 2.7%
Apache	13,496	345
Baker Hughes a GE, Cl A	19,523	453
Cabot Oil & Gas	15,334	269
Chevron	148,317	17,590
Cimarex Energy	3,836	184
Concho Resources	42,200	2,865
ConocoPhillips	119,502	6,809
Devon Energy	60,387	1,453
Diamondback Energy	6,561	590
EOG Resources	60,445	4,486
Exxon Mobil	257,671	18,194
Halliburton	32,836	619
Helmerich & Payne	3,887	156
Hess	9,396	568
HollyFrontier	6,050	325
Kinder Morgan	72,523	1,495
Marathon Oil	164,340	2,016
Marathon Petroleum	25,096	1,525
National Oilwell Varco	13,846	294
Noble Energy	18,116	407
Occidental Petroleum	33,915	1,508
ONEOK	15,660	1,154
Phillips 66	22,506	2,305
Pioneer Natural Resources	16,698	2,100
Range Resources	31,082	119
Schlumberger	180,001	6,151
Suncor Energy	74,666	2,355
TechnipFMC	16,012	387
Transocean*	27,635	124
Valero Energy	35,657	3,039
Whiting Petroleum*	46,112	370
Williams	45,561	1,096

		81,351

Financials – 14.0%
Affiliated Managers Group	1,800	150
Aflac	67,643	3,539
Allstate	80,241	8,721

  KP Large Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
American Express	84,311	$9,972
American Financial Group	17,787	1,918
American International Group	32,856	1,830
Ameriprise Financial	20,536	3,021
Aon	72,128	13,962
Arch Capital Group*	25,569	1,073
Arthur J Gallagher	6,800	609
Associated Banc-Corp	46,785	947
Assurant	2,327	293
Assured Guaranty	29,982	1,333
Athene Holding, Cl A*	30,274	1,273
Axis Capital Holdings	8,781	586
Bank of America	531,778	15,512
Bank of New York Mellon	128,761	5,821
BB&T	176,535	9,422
Berkshire Hathaway, Cl B*	135,531	28,193
BlackRock, Cl A	15,058	6,711
Capital One Financial	65,595	5,968
Cboe Global Markets	4,200	483
Charles Schwab	218,299	9,132
Chubb	86,647	13,988
Cincinnati Financial	5,610	655
CIT Group	4,837	219
Citigroup	251,625	17,382
Citizens Financial Group	85,215	3,014
CME Group, Cl A	16,222	3,428
CNA Financial	14,521	715
Comerica	43,493	2,870
Discover Financial Services	44,076	3,574
E*TRADE Financial	9,375	410
Everest Re Group	10,445	2,779
Fidelity National Financial	21,440	952
Fifth Third Bancorp	136,432	3,736
First American Financial	20,918	1,234
First Citizens BancShares, Cl A	319	150
First Republic Bank	6,100	590
Franklin Resources	10,632	307
Globe Life	3,887	372
Goldman Sachs Group	52,214	10,820
Hanover Insurance Group	12,160	1,648
Hartford Financial Services Group	48,497	2,939
Huntington Bancshares	40,076	572
Intercontinental Exchange	85,695	7,907
Invesco	14,873	252
Janus Henderson Group	8,437	190
JPMorgan Chase	380,351	44,764
KeyCorp	37,134	663
Lincoln National	18,641	1,124
Loews	9,833	506
LPL Financial Holdings	19,844	1,625
M&T Bank	5,124	809
MarketAxess Holdings	1,400	459

Description	Shares	Value (000)
Marsh & McLennan	75,026	$7,506
Mercury General	28,831	1,611
MetLife	224,189	10,573
MGIC Investment	389,455	4,899
Moody’s	29,702	6,084
Morgan Stanley	48,303	2,061
Morningstar	588	86
MSCI, Cl A	3,200	697
Nasdaq	65,782	6,536
Northern Trust	8,192	765
Old Republic International	8,671	204
PacWest Bancorp	4,991	181
People’s United Financial	14,854	232
PNC Financial Services Group	68,720	9,632
Popular	98,338	5,318
Principal Financial Group	9,877	564
Progressive	79,333	6,129
Prudential Financial	16,786	1,510
Raymond James Financial	4,600	379
Regions Financial	167,188	2,645
Reinsurance Group of America, Cl A	21,882	3,499
S&P Global	12,822	3,141
Santander Consumer USA Holdings	36,998	944
State Street	73,597	4,356
SunTrust Banks	57,162	3,933
SVB Financial Group*	1,900	397
Synchrony Financial	233,099	7,946
T Rowe Price Group	31,685	3,620
TD Ameritrade Holding	61,953	2,893
Travelers	96,986	14,421
Unum Group	23,485	698
US Bancorp	261,683	14,482
Voya Financial	7,261	395
Wells Fargo	582,428	29,378
Willis Towers Watson	4,822	931
Wintrust Financial	3,332	215
Zions Bancorp	44,567	1,984

		421,967

Health Care – 13.8%
Abbott Laboratories	231,868	19,400
AbbVie	83,527	6,325
ABIOMED*	1,700	302
Agilent Technologies	76,999	5,900
Alexion Pharmaceuticals*	42,099	4,123
Align Technology*	14,115	2,554
Alkermes*	7,758	151
Allergan	33,916	5,708
AmerisourceBergen, Cl A	6,001	494
Amgen	23,000	4,451
Anthem	21,287	5,111

  KP Large Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Avantor*	177,672	$2,612
Baxter International	84,127	7,359
Becton Dickinson	48,299	12,218
Biogen*	34,561	8,046
Boston Scientific*	52,128	2,121
Bristol-Myers Squibb	90,802	4,605
Cardinal Health	77,453	3,655
Celgene*	38,891	3,862
Centene*	56,521	2,445
Cerner	12,249	835
Cigna	132,293	20,081
Cooper	1,900	564
CVS Health	49,001	3,090
Danaher	101,858	14,711
DaVita*	4,848	277
DENTSPLY SIRONA	18,358	979
Edwards Lifesciences*	7,782	1,711
Eli Lilly	50,460	5,643
Exelixis*	208,992	3,696
Gilead Sciences	103,338	6,550
HCA Healthcare	73,973	8,908
Henry Schein*	5,353	340
Hill-Rom Holdings	16,331	1,718
Hologic*	46,224	2,334
Humana*	5,073	1,297
IDEXX Laboratories*	3,212	873
Illumina*	5,560	1,691
Incyte*	29,336	2,178
Integra LifeSciences Holdings*	26,347	1,583
Intuitive Surgical*	23,187	12,519
IQVIA Holdings*	6,900	1,031
Johnson & Johnson	332,368	43,002
Laboratory Corp of America Holdings*	3,803	639
Masimo*	19,036	2,832
McKesson	73,100	9,990
MEDNAX*	37,983	859
Medtronic	312,704	33,966
Merck	235,417	19,817
Mettler-Toledo International*	900	634
Mylan*	100,548	1,989
Nektar Therapeutics, Cl A*	5,900	107
Novartis	13,733	1,191
PerkinElmer	4,296	366
Perrigo	4,632	259
Pfizer	646,641	23,234
Quest Diagnostics	5,062	542
Regeneron Pharmaceuticals*	2,907	806
ResMed	5,374	726
Roche Holding	7,827	2,278
Stryker	68,374	14,789
Teleflex	1,700	578

Description	Shares	Value (000)
Thermo Fisher Scientific	70,046	$20,402
UnitedHealth Group	77,574	16,858
Universal Health Services, Cl B	3,100	461
Varian Medical Systems*	5,100	607
Veeva Systems, Cl A*	12,927	1,974
Vertex Pharmaceuticals*	70,557	11,954
Waters*	2,659	594
WellCare Health Plans*	10,563	2,738
Zimmer Biomet Holdings	31,876	4,376
Zoetis, Cl A	17,972	2,239

		414,858

Industrials – 10.4%
3M	49,182	8,086
Acuity Brands	6,372	859
AGCO	4,946	374
Alaska Air Group	4,400	286
Allegion	3,556	369
Allison Transmission Holdings	44,297	2,084
American Airlines Group	40,513	1,093
AMETEK	8,648	794
AO Smith	5,200	248
Arconic	16,255	423
Armstrong World Industries	16,690	1,614
Boeing	122,945	46,777
Canadian National Railway	31,886	2,865
Caterpillar	49,697	6,277
CH Robinson Worldwide	5,164	438
Cintas	3,176	851
Clean Harbors*	8,516	657
Copa Holdings, Cl A	1,631	161
Copart*	7,600	611
CoStar Group*	4,470	2,652
CSX	29,104	2,016
Cummins	40,390	6,570
Curtiss-Wright	1,286	166
Deere	11,967	2,019
Delta Air Lines	105,796	6,094
Dover	5,363	534
Eaton	126,941	10,555
Emerson Electric	22,918	1,532
Equifax	38,302	5,388
Expeditors International of Washington	6,458	480
Fastenal	21,818	713
FedEx	8,966	1,305
Flowserve	4,743	222
Fortive	37,278	2,556
Fortune Brands Home & Security	5,200	284
Gardner Denver Holdings*	45,538	1,288
General Dynamics	8,868	1,620
General Electric	329,238	2,943

  KP Large Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
HD Supply Holdings*	20,146	$789
Honeywell International	145,180	24,564
Hubbell, Cl B	10,532	1,384
Huntington Ingalls Industries	9,050	1,917
IDEX	11,304	1,853
IHS Markit*	15,130	1,012
Illinois Tool Works	64,332	10,067
Ingersoll-Rand	69,905	8,613
ITT	41,270	2,525
Jacobs Engineering Group	4,330	396
JB Hunt Transport Services	25,164	2,784
JetBlue Airways*	14,383	241
Johnson Controls International	222,080	9,747
Kansas City Southern	3,692	491
L3Harris Technologies	32,410	6,762
Lockheed Martin	35,071	13,680
Masco	33,051	1,378
Nielsen Holdings	13,000	276
Norfolk Southern	10,066	1,808
Northrop Grumman	53,706	20,128
nVent Electric	27,492	606
Oshkosh	43,553	3,301
PACCAR	49,017	3,432
Parker-Hannifin	19,214	3,470
Pentair	27,665	1,046
Quanta Services	5,476	207
Raytheon	15,308	3,003
Regal Beloit	20,237	1,474
Republic Services, Cl A	8,171	707
Robert Half International	8,653	482
Rockwell Automation	4,542	749
Rollins	5,250	179
Roper Technologies	3,873	1,381
Ryder System	3,796	197
Snap-on	2,029	318
Southwest Airlines	75,442	4,075
Spirit AeroSystems Holdings, Cl A	45,520	3,744
Stanley Black & Decker	44,359	6,406
Teledyne Technologies*	8,252	2,657
Textron	8,814	432
Timken	3,609	157
TransDigm Group*	1,900	989
Uber Technologies*	699	21
Union Pacific	66,766	10,815
United Airlines Holdings*	63,239	5,591
United Parcel Service, Cl B	26,350	3,157
United Rentals*	2,929	365
United Technologies	73,407	10,022
Verisk Analytics, Cl A	6,200	980
Wabtec	6,890	495
Waste Management	53,212	6,119
WESCO International*	15,818	756

Description	Shares	Value (000)
WW Grainger	1,665	$495
Xylem	6,722	535

		312,582

Information Technology – 21.6%
Accenture, Cl A	104,993	20,195
Adobe*	45,924	12,686
Advanced Micro Devices*	41,000	1,189
Akamai Technologies*	48,949	4,473
Alliance Data Systems	4,145	531
Amdocs	38,767	2,563
Amphenol, Cl A	11,352	1,095
Analog Devices	72,243	8,072
ANSYS*	3,134	694
Apple	380,139	85,140
Applied Materials	170,169	8,491
Arista Networks*	2,000	478
Arrow Electronics*	12,487	931
ASML Holding, Cl G	27,533	6,840
Aspen Technology*	15,203	1,871
Atlassian, Cl A*	3,620	454
Autodesk*	9,749	1,440
Automatic Data Processing	16,468	2,658
Avnet	40,776	1,814
Black Knight*	27,246	1,664
Booz Allen Hamilton Holding, Cl A	30,757	2,184
Broadcom	27,726	7,654
Broadridge Financial Solutions	6,667	830
CACI International, Cl A*	5,960	1,378
Cadence Design Systems*	75,707	5,003
CDW	54,850	6,760
Ciena*	38,727	1,519
Cisco Systems	345,722	17,082
Citrix Systems	4,742	458
Cognizant Technology Solutions, Cl A	88,382	5,326
Corning	29,423	839
Dell Technologies, Cl C*	12,574	652
Dropbox, Cl A*	72,224	1,457
DXC Technology	107,194	3,162
EPAM Systems*	2,954	539
F5 Networks*	8,904	1,250
Fidelity National Information Services	116,863	15,515
Fiserv*	94,232	9,761
FleetCor Technologies*	3,203	919
FLIR Systems	5,047	265
Fortinet*	56,406	4,330
Gartner*	3,367	481
Global Payments	96,580	15,356
Hewlett Packard Enterprise	49,545	752
HP	246,348	4,661
Intel	328,877	16,947

  KP Large Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
International Business Machines	71,148	$10,346
Intuit	95,359	25,360
IPG Photonics*	1,300	176
Jabil	15,202	544
Jack Henry & Associates	2,800	409
Juniper Networks	13,080	324
Keysight Technologies*	29,737	2,892
KLA	5,976	953
Lam Research	21,614	4,995
Leidos Holdings	5,300	455
Manhattan Associates*	10,316	832
Marvell Technology Group	165,700	4,138
Mastercard, Cl A	70,876	19,248
Maxim Integrated Products	40,002	2,316
Microchip Technology	8,946	831
Micron Technology*	123,999	5,313
Microsoft	822,795	114,393
Motorola Solutions	6,265	1,068
National Instruments	14,745	619
NetApp	9,094	478
NVIDIA	22,966	3,998
NXP Semiconductors	19,974	2,180
Oracle	183,627	10,105
Paychex	12,167	1,007
PayPal Holdings*	180,149	18,662
Perspecta	40,912	1,069
Proofpoint*	14,841	1,915
Qorvo*	27,388	2,031
QUALCOMM	107,034	8,165
salesforce.com*	91,164	13,532
Seagate Technology	9,669	520
ServiceNow*	16,653	4,227
Skyworks Solutions	31,768	2,518
Slack Technologies, Cl A*	33,437	793
Splunk*	49,759	5,865
Symantec	29,510	697
Synopsys*	21,977	3,016
TE Connectivity	12,715	1,185
Temenos ADR	17,700	2,969
Texas Instruments	148,510	19,193
VeriSign*	19,084	3,600
Visa, Cl A	237,167	40,795
VMware, Cl A*	43,195	6,482
Western Digital	11,001	656
Western Union	15,563	361
Workday, Cl A*	22,855	3,884
Xerox Holdings	68,867	2,060
Xilinx	9,619	922
Zebra Technologies, Cl A*	8,984	1,854

Description	Shares	Value (000)
Zoom Video Communications, Cl A*	1,306	$99

		648,409

Materials – 2.0%
Air Products & Chemicals	8,368	1,856
Albemarle	4,100	285
Amcor	59,740	582
Avery Dennison	3,068	348
Ball	12,504	910
Berry Global Group*	42,648	1,675
Cabot	11,408	517
Celanese, Cl A	6,162	754
CF Industries Holdings	44,373	2,183
Corteva	50,523	1,415
Domtar	30,549	1,094
Dow	28,152	1,341
DuPont de Nemours	83,216	5,934
Eastman Chemical	16,928	1,250
Ecolab	9,467	1,875
FMC	4,832	424
Freeport-McMoRan	53,048	508
International Flavors & Fragrances	3,942	484
International Paper	39,898	1,668
Linde	20,508	3,973
LyondellBasell Industries, Cl A	40,325	3,608
Martin Marietta Materials	2,400	658
Mosaic	12,681	260
NewMarket	1,053	497
Newmont Goldcorp	30,822	1,169
Nucor	11,642	593
Packaging Corp of America	3,682	391
PPG Industries	91,482	10,841
Royal Gold	13,558	1,670
Sealed Air	5,942	247
Sherwin-Williams	18,249	10,035
Steel Dynamics	51,676	1,540
Vulcan Materials	5,027	760
Westrock	9,278	338

		61,683

Real Estate – 2.1%
Alexandria Real Estate Equities‡	4,300	662
American Tower, Cl A	29,549	6,534
Apartment Investment & Management, Cl A‡	5,556	290
AvalonBay Communities‡	16,034	3,453
Boston Properties‡	20,276	2,629
Camden Property Trust‡	15,573	1,729
CBRE Group, Cl A*	48,011	2,545
Corporate Office Properties Trust‡	52,163	1,553
Cousins Properties‡	40,308	1,515
Crown Castle International‡	15,573	2,165

  KP Large Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Digital Realty Trust‡	7,800	$1,013
Douglas Emmett‡	39,309	1,684
Duke Realty‡	66,095	2,245
Equinix	3,171	1,829
Equity Commonwealth‡ *	23,874	818
Equity LifeStyle Properties‡	13,109	1,751
Equity Residential‡	19,246	1,660
Essex Property Trust‡	2,432	794
Extra Space Storage‡	4,800	561
Federal Realty Investment Trust‡	2,700	368
Gaming and Leisure Properties‡	44,178	1,689
HCP‡	17,595	627
Host Hotels & Resorts‡	28,018	484
Iron Mountain‡	10,286	333
Kimco Realty‡	15,245	318
Macerich‡	3,745	118
Medical Properties Trust‡	87,990	1,721
Mid-America Apartment Communities‡	4,300	559
Outfront Media‡	22,645	629
Park Hotels & Resorts‡	48,883	1,221
Prologis‡	53,493	4,559
Public Storage‡	14,376	3,526
Realty Income‡	11,900	912
Regency Centers‡	6,300	438
Retail Properties of America, Cl A‡	24,010	296
SBA Communications, Cl A‡	4,200	1,013
Simon Property Group‡	11,703	1,822
SL Green Realty‡	3,300	270
UDR‡	10,400	504
Ventas‡	13,813	1,009
Vornado Realty Trust‡	29,056	1,850
Welltower‡	15,303	1,387
Weyerhaeuser‡	28,082	778

		61,861

Utilities – 4.2%
AES	25,196	412
Alliant Energy	8,600	464
Ameren	15,748	1,261
American Electric Power	94,808	8,883
American Water Works	6,782	842
Atmos Energy	4,400	501
CenterPoint Energy	18,547	560
CMS Energy	10,664	682
Consolidated Edison	100,494	9,494
Dominion Energy	31,030	2,515
DTE Energy	31,858	4,236
Duke Energy	149,366	14,318
Edison International	13,268	1,001
Entergy	7,254	851
Evergy	9,300	619

Description	Shares	Value (000)
Eversource Energy	21,229	$1,814
Exelon	218,375	10,550
FirstEnergy	169,533	8,177
IDACORP	9,145	1,030
NextEra Energy	47,499	11,067
NiSource	14,146	423
NRG Energy	10,164	402
OGE Energy	53,021	2,406
Pinnacle West Capital	85,877	8,336
PPL	26,999	850
Public Service Enterprise Group	83,526	5,185
Sempra Energy	35,027	5,170
Southern	271,577	16,775
Vistra Energy	28,315	757
WEC Energy Group	11,720	1,115
Xcel Energy	95,070	6,169

		126,865

Total Common Stock (Cost $2,461,076) (000)		2,943,309

Preferred Stock — 0.2%
Air BNB, Ser D* (A)(B)	11,406	1,290
Air BNB, Ser E* (A)(B)	6,939	785
Aurora Innovation(B)	42,480	393
Magic Leap* (A)(B)	5,553	135
Magic Leap, Ser C* (A)(B)	13,521	328
Uber Technologies(B)	29,890	865
Uipath Inc.(B)	17,452	687

Total Preferred Stock (Cost $3,770) (000)		4,483

Short-Term Investment — 1.8%
State Street Institutional Treasury Money Market Fund, Cl Premier, 1.650% (C)	55,090,707	55,091

Total Short-Term Investment (Cost $55,091) (000)		55,091

Total Investments In Securities — 99.9% (Cost $2,519,937) (000)		$3,002,883

Percentages are based on Net Assets of $3,005,390 (000).

A list of the open futures contracts held by the Fund at September 30, 2019, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
S&P 500
Index E-MINI	253	Dec-2019	$37,934	$37,678	$(256)

			$37,934	$37,678	$(256)

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2019 (unaudited)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Level 3 security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2019, was $2,538 (000) and represented 0.1% of net assets.

(B)	There is currently no rate available.
(C)	The rate reported is the 7-day effective yield as of September 30, 2019.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of September 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$2,943,309	$—	$—	$2,943,309
Preferred Stock	—	1,945	2,538	4,483
Short-Term Investment	55,091	—	—	55,091

Total Investments in Securities	$2,998,400	$1,945	$2,538	$3,002,883

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Futures Contracts**
Unrealized Depreciation	$(256)	$—	$—	$(256)

Total Other Financial Instruments	$(256)	$—	$—	$(256)

** Futures contracts are valued at the unrealized depreciation on the instruments.

^ A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2019, there were no transfers in and out of Level 3. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2019, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “-“ are $0 or have been rounded to $0.

  KP Small Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Common Stock — 95.8%

Communication Services – 1.6%
AH Belo, Cl A	197,880	$742
ATN International	25,794	1,506
Bandwidth, Cl A*	23,225	1,512
Beasley Broadcast Group, Cl A	132,800	412
Care.com*	8,983	94
Cincinnati Bell*	16,333	83
Cogent Communications Holdings	14,060	775
Consolidated Communications Holdings*	23,015	110
EW Scripps, Cl A	68,394	908
Frontier Communications*	35,229	31
Gannett	37,928	407
Iridium Communications*	32,361	689
John Wiley & Sons, Cl A	13,336	586
Marcus	7,270	269
Meredith	44,328	1,625
New Media Investment Group	17,520	154
ORBCOMM*	205,456	978
QuinStreet*	15,283	192
Scholastic	10,283	388
Sea ADR*	43,882	1,358
Spok Holdings	5,700	68
TechTarget*	7,216	162
Vonage Holdings*	213,335	2,411
World Wrestling Entertainment,
Cl A	24,009	1,708
Zynga, Cl A*	558,172	3,249

		20,417

Consumer Discretionary – 13.5%
1-800-Flowers.com, Cl A*	143,688	2,126
Aaron’s	33,965	2,183
Abercrombie & Fitch, Cl A	21,023	328
American Axle & Manufacturing Holdings*	37,199	306
American Public Education*	5,586	125
Asbury Automotive Group*	6,583	674
Aspen Group*	431,845	2,241
Barnes & Noble Education*	11,026	34
Big Lots	106,439	2,608
BJ’s Restaurants	6,797	264
Bloomin’ Brands	221,202	4,187
Boot Barn Holdings*	39,801	1,389
Brunswick	121,991	6,358
Buckle	9,715	200
Burlington Stores*	5,757	1,150
Caleres	14,030	328
Callaway Golf	115,436	2,241

Description	Shares	Value (000)
Career Education*	23,187	$368
CarMax*	14,390	1,266
Carrols Restaurant Group*	349,639	2,898
Carter’s	30,254	2,759
Cato, Cl A	7,745	136
Cavco Industries*	32,913	6,322
Century Communities*	69,787	2,138
Chegg*	53,253	1,595
Chico’s FAS	39,295	158
Children’s Place	5,363	413
Chuy’s Holdings*	12,064	299
Conn’s*	6,300	157
Cooper Tire & Rubber	233,271	6,093
Cooper-Standard Holdings*	5,412	221
Core-Mark Holding	15,456	496
Crocs*	20,878	580
Dana	242,043	3,495
Dave & Buster’s Entertainment	116,417	4,534
Designer Brands, Cl A	104,090	1,782
Dine Brands Global	5,796	440
Dorman Products*	9,663	769
El Pollo Loco Holdings*	6,956	76
Ethan Allen Interiors	8,234	157
Everi Holdings*	134,461	1,138
Express*	21,547	74
Extended Stay America	222,116	3,252
Fiesta Restaurant Group*	7,920	83
Five Below*	23,820	3,004
Floor & Decor Holdings, Cl A*	16,681	853
Fossil Group*	15,187	190
Fox Factory Holding*	31,464	1,958
frontdoor*	29,690	1,442
GameStop, Cl A*	29,525	163
Garrett Motion*	24,702	246
Genesco*	5,254	210
Gentherm*	11,243	462
G-III Apparel Group*	92,045	2,372
Golden Entertainment*	182,614	2,427
Group 1 Automotive	5,947	549
Guess?	14,151	262
Habit Restaurants, Cl A*	441,131	3,855
Haverty Furniture	6,212	126
Helen of Troy*	11,535	1,819
Hibbett Sports*	6,084	139
Installed Building Products*	7,110	408
iRobot*	9,458	583
Jack in the Box	21,095	1,922
JC Penney*	105,754	94
Kontoor Brands	15,658	550
La-Z-Boy, Cl Z	15,726	528
LCI Industries	8,325	765
LGI Homes*	6,351	529

  KP Small Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Liquidity Services*	52,944	$392
Lithia Motors, Cl A	23,960	3,172
Lovesac*	120,614	2,252
Lululemon Athletica*	14,183	2,731
Lumber Liquidators Holdings*	9,359	92
M/I Homes*	9,355	352
MarineMax*	7,634	118
MDC Holdings	181,608	7,827
Meritage Homes*	12,109	852
Michaels*	26,900	263
Modine Manufacturing*	225,481	2,564
Monarch Casino & Resort*	3,994	167
Monro	67,906	5,365
Motorcar Parts of America*	6,244	106
Movado Group	5,476	136
Office Depot	180,957	318
Oxford Industries	5,690	408
Papa John’s International	124,283	6,506
PetMed Express	6,500	117
Planet Fitness, Cl A*	26,695	1,545
Red Robin Gourmet Burgers*	4,320	144
Regis*	8,137	165
Rent-A-Center, Cl A	16,203	418
RH*	5,440	929
Roku, Cl A*	11,067	1,126
Ruth’s Hospitality Group	9,380	191
SeaWorld Entertainment*	35,945	946
Shake Shack, Cl A*	10,195	1,000
Shoe Carnival	3,168	103
Shutterstock*	6,149	222
Signet Jewelers	17,400	292
Skyline Champion*	60,575	1,823
Sleep Number*	9,999	413
Sonic Automotive, Cl A	8,025	252
Sonos*	86,382	1,158
Stamps.com*	5,408	403
Standard Motor Products	6,636	322
Steven Madden	26,339	943
Strategic Education	7,365	1,001
Sturm Ruger	74,045	3,092
Tailored Brands*	15,981	70
Taylor Morrison Home, Cl A*	69,625	1,806
Tile Shop Holdings	12,601	40
TopBuild*	26,999	2,604
Tupperware Brands	16,200	257
Unifi*	4,579	100
Universal Electronics*	4,591	234
Vera Bradley*	6,862	69
Vista Outdoor*	19,201	119
Vitamin Shoppe*	4,654	30
Wendy’s	152,430	3,046
William Lyon Homes, Cl A*	11,148	227

Description	Shares	Value (000)
Wingstop, Cl A	9,883	$863
Winnebago Industries	133,084	5,104
Wolverine World Wide	47,510	1,343
Wyndham Destinations	148,310	6,825
Wyndham Hotels & Resorts	29,580	1,530
Zumiez*	6,373	202

		168,592

Consumer Staples – 5.1%
Andersons	217,955	4,889
Avon Products*	149,463	658
B&G Foods	22,114	418
Boston Beer, Cl A*	2,089	761
Calavo Growers	5,280	503
Cal-Maine Foods*	10,247	409
Casey’s General Stores	32,684	5,267
Central Garden & Pet*	3,267	95
Central Garden & Pet, Cl A*	13,700	380
Chefs’ Warehouse*	52,008	2,097
Church & Dwight	33,662	2,533
Coca-Cola Consolidated	1,550	471
Darling Ingredients*	320,477	6,131
Dean Foods*	28,659	33
elf Beauty*	77,960	1,365
Energizer Holdings	144,025	6,277
Fresh Del Monte Produce	10,200	348
Freshpet*	29,630	1,475
Grocery Outlet Holding*	16,680	578
Herbalife Nutrition*	42,542	1,611
Hostess Brands, Cl A*	54,305	759
Inter Parfums	5,859	410
J&J Snack Foods	5,062	972
John B Sanfilippo & Son	2,899	280
Landec*	318,499	3,462
Medifast	4,026	417
MGP Ingredients	4,180	208
National Beverage*	4,000	177
Nu Skin Enterprises, Cl A	30,950	1,316
Performance Food Group*	61,061	2,809
PriceSmart	7,400	526
Sanderson Farms	48,420	7,327
Seneca Foods, Cl A*	2,135	67
Simply Good Foods*	65,370	1,895
SpartanNash	12,068	143
TreeHouse Foods*	16,886	936
United Natural Foods*	17,695	204
Universal	66,115	3,624
USANA Health Sciences*	4,415	302
Vector Group	37,695	449
WD-40	4,642	852

		63,434

  KP Small Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Energy – 3.0%
Archrock	42,621	$425
Ardmore Shipping*	254,915	1,705
Bonanza Creek Energy*	6,231	140
C&J Energy Services*	21,046	226
Callon Petroleum*	76,100	330
Capital Product Partners (A)	33,913	363
Carrizo Oil & Gas*	291,428	2,502
CONSOL Energy*	9,031	141
Delek US Holdings	39,268	1,425
Denbury Resources*	152,903	182
Diamond Offshore Drilling*	21,581	120
Diamond S Shipping*	23,498	259
Diamondback Energy	15,950	1,434
DMC Global	4,695	207
Dril-Quip*	12,061	605
Era Group*	6,300	67
Euronav	288,821	2,657
Exterran*	10,082	132
Frank’s International*	373,380	1,774
Geospace Technologies*	4,516	69
Green Plains*	11,658	124
Gulf Island Fabrication*	4,700	25
Gulfport Energy*	46,580	126
Helix Energy Solutions Group*	47,251	381
HighPoint Resources*	36,406	58
Jagged Peak Energy*	20,000	145
Keane Group*	155,926	945
KLX Energy Services Holdings*	7,804	67
Laredo Petroleum*	60,000	145
Matrix Service*	8,879	152
McDermott International*	60,500	122
Nabors Industries	109,691	205
Newpark Resources*	29,789	227
Noble*	80,561	102
Oceaneering International*	254,768	3,452
Oil States International*	20,050	267
Par Pacific Holdings*	12,191	279
PDC Energy*	19,550	543
Penn Virginia*	4,320	126
ProPetro Holding*	27,387	249
QEP Resources	79,100	293
Range Resources	69,400	265
Renewable Energy Group*	12,535	188
REX American Resources*	1,878	143
Ring Energy*	247,576	406
RPC*	134,641	755
SEACOR Holdings*	5,780	272
SM Energy	35,013	339
Southwestern Energy*	723,750	1,397
SRC Energy*	82,446	384
TETRA Technologies*	41,276	83

Description	Shares	Value (000)
Unit*	18,693	$63
US Silica Holdings	24,403	233
Valaris, Cl A*	65,800	317
Whiting Petroleum*	30,179	242
World Fuel Services	230,750	9,216

		37,099

Financials – 16.6%
Alerus Financial	30,545	666
Amalgamated Bank, Cl A	77,081	1,235
Ambac Financial Group*	15,030	294
American Equity Investment Life
Holding	69,471	1,681
Ameris Bancorp	21,736	875
AMERISAFE	90,236	5,965
Apollo Commercial Real Estate
Finance‡	46,337	888
ARMOUR Residential‡	19,676	330
Assetmark Financial Holdings*	434	11
Atlantic Union Bankshares	20,858	777
Axos Financial*	18,223	504
Banc of California	14,336	203
Bank of Hawaii	62,853	5,401
Banner	30,296	1,702
Berkshire Hills Bancorp	56,954	1,668
Blucora*	16,002	346
Boston Private Financial Holdings	27,770	324
Bridgewater Bancshares*	47,471	567
Brookline Bancorp	26,409	389
Byline Bancorp*	86,457	1,546
Cadence BanCorp, Cl A	42,800	751
Capstar Financial Holdings	142,467	2,362
Capstead Mortgage‡	31,816	234
Carolina Financial	111,938	3,978
Central Pacific Financial	9,481	269
City Holding	5,578	425
Columbia Banking System	195,396	7,210
Commerce Bancshares	57,908	3,512
Community Bank System	17,318	1,068
Community Bankers Trust	331,114	2,848
Customers Bancorp*	94,757	1,965
CVB Financial	427,241	8,916
Dime Community Bancshares	10,488	225
Donnelley Financial Solutions*	11,384	140
Eagle Bancorp	11,451	511
Eagle Bancorp Montana	40,204	704
eHealth*	14,494	968
Employers Holdings	10,601	462
Encore Capital Group*	8,525	284
Enova International*	11,234	233
Entegra Financial*	80,201	2,409
Essent Group	119,500	5,697
Evans Bancorp	56,745	2,122

  KP Small Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
EZCORP, Cl A*	17,434	$113
FB Financial	66,660	2,503
First American Financial	94,740	5,591
First BanCorp	73,214	731
First Bancorp NC	49,071	1,762
First Busey	102,957	2,603
First Commonwealth Financial	33,340	443
First Community	74,191	1,445
First Financial Bancorp	79,716	1,951
First Hawaiian	174,049	4,647
First Midwest Bancorp	37,588	732
FirstCash	23,025	2,111
Flagstar Bancorp	9,500	355
FNB	364,057	4,198
Franklin Financial Network	4,159	126
Glacier Bancorp	28,821	1,166
Goosehead Insurance, Cl A*	34,600	1,707
Granite Point Mortgage Trust‡	18,242	342
Great Western Bancorp	18,910	624
Greenhill	6,019	79
Hamilton Lane, Cl A	42,600	2,426
Hanmi Financial	10,228	192
HCI Group	2,200	92
Heritage Financial	36,908	995
HomeStreet*	8,180	223
Hope Bancorp	42,112	604
Horace Mann Educators	76,699	3,553
Independent Bank	11,596	866
International. FCStone*	5,318	218
Invesco Mortgage Capital‡	48,010	735
Investar Holding	44,032	1,048
James River Group Holdings	52,795	2,705
LegacyTexas Financial Group	16,277	709
LendingTree*	5,630	1,748
Malvern Bancorp*	30,754	671
Meta Financial Group	11,599	378
National Bank Holdings, Cl A	93,618	3,201
NBT Bancorp	14,775	541
New York Mortgage Trust‡	87,985	536
NMI Holdings, Cl A*	22,771	598
Northfield Bancorp	15,711	252
Northwest Bancshares	33,334	546
OFG Bancorp	17,119	375
Old Line Bancshares	63,090	1,830
Old National Bancorp	110,658	1,904
Old Point Financial	23,186	551
OneMain Holdings, Cl A	48,140	1,766
Opus Bank	109,940	2,393
Origin Bancorp	43,176	1,457
Oritani Financial	12,931	229
Orrstown Financial Services	32,754	717
Pacific Premier Bancorp	20,130	628

Description	Shares	Value (000)
PacWest Bancorp	208,828	$7,589
PennyMac Mortgage Investment Trust‡	28,458	633
Piper Jaffray	4,827	364
PRA Group*	15,149	512
Preferred Bank	4,611	242
Primerica	26,555	3,379
ProAssurance	28,693	1,155
Prosperity Bancshares	41,477	2,929
Provident Financial Services	20,702	508
Redwood Trust‡	36,592	600
Reliant Bancorp	32,953	790
RLI	13,170	1,224
S&T Bancorp	11,626	425
Safety Insurance Group	4,934	500
Sandy Spring Bancorp	100,956	3,403
Seacoast Banking Corp of Florida*	17,164	434
ServisFirst Bancshares	15,514	514
Shore Bancshares	104,590	1,612
Signature Bank	7,304	871
Simmons First National, Cl A	32,261	803
SmartFinancial*	90,580	1,887
Solar Capital	84,658	1,748
South Plains Financial	35,984	587
Southern First Bancshares*	52,340	2,086
Southern National Bancorp of Virginia	96,441	1,484
Southside Bancshares	10,443	356
State Auto Financial	26,940	873
Stewart Information Services	86,065	3,338
SVB Financial Group*	15,119	3,159
Synovus Financial	50,240	1,797
TCF Financial	131,127	4,992
Texas Capital Bancshares*	22,068	1,206
Third Point Reinsurance*	24,331	243
Tompkins Financial	4,112	334
Triumph Bancorp*	8,100	258
TrustCo Bank	31,845	260
Umpqua Holdings	81,147	1,336
United Community Banks	26,680	756
United Fire Group	7,084	333
United Insurance Holdings	6,802	95
Universal Insurance Holdings	10,841	325
Veritex Holdings	176,489	4,282
Virtus Investment Partners	2,306	255
Waddell & Reed Financial, Cl A	24,849	427
Walker & Dunlop	9,550	534
WesBanco	75,052	2,805
Westamerica Bancorporation	34,360	2,136
Western Alliance Bancorp	13,925	642
WisdomTree Investments	38,824	203

  KP Small Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
World Acceptance*	2,098	$267

		208,072

Health Care – 12.4%
Acadia Healthcare*	65,570	2,038
ACADIA Pharmaceuticals*	36,305	1,307
Acorda Therapeutics*	13,418	39
Addus HomeCare*	38,793	3,076
Akorn*	30,800	117
Allscripts Healthcare Solutions*	412,257	4,527
Alphatec Holdings*	303,018	1,521
AMAG Pharmaceuticals*	10,774	124
Amedisys*	7,220	946
AMN Healthcare Services*	15,683	903
Amphastar Pharmaceuticals*	11,903	236
AngioDynamics*	123,577	2,276
ANI Pharmaceuticals*	2,841	207
Anika Therapeutics*	4,764	262
Arrowhead Pharmaceuticals*	31,964	901
Assertio Therapeutics*	20,285	26
Axogen*	150,788	1,882
BioDelivery Sciences International*	525,776	2,214
BioTelemetry*	11,427	465
Cambrex*	11,341	675
Cardiovascular Systems*	11,611	552
Catalent*	36,280	1,729
Charles River Laboratories International*	16,706	2,211
Chemed	6,052	2,527
Community Health Systems*	39,474	142
Computer Programs & Systems	4,077	92
CONMED	63,168	6,074
Corcept Therapeutics*	35,341	500
CorVel*	3,000	227
Cross Country Healthcare*	175,321	1,806
CryoLife*	55,000	1,493
CryoPort*	79,506	1,300
Cutera*	4,600	134
Cytokinetics*	19,093	217
DexCom*	44,236	6,602
Diplomat Pharmacy*	18,983	93
Eagle Pharmaceuticals*	3,458	196
Emergent BioSolutions*	14,545	760
Enanta Pharmaceuticals*	5,397	324
Encompass Health	98,257	6,218
Endo International*	68,227	219
Ensign Group	16,766	795
Exact Sciences*	32,129	2,904
GenMark Diagnostics*	447,244	2,710
Genomic Health*	7,259	492
Haemonetics*	32,546	4,105
HealthStream*	8,453	219
Heska*	2,340	166

Description	Shares	Value (000)
HMS Holdings*	120,417	$4,150
Horizon Therapeutics*	94,223	2,566
Innoviva*	22,504	237
Inogen*	6,000	287
Inspire Medical Systems*	90,431	5,518
Insulet*	28,407	4,685
Integer Holdings*	10,869	821
Integra LifeSciences Holdings*	31,100	1,868
Invacare	11,143	84
Lannett*	11,185	125
Lantheus Holdings*	12,858	322
LeMaitre Vascular	5,300	181
LHC Group*	17,103	1,942
Luminex	13,901	287
Magellan Health*	7,216	448
Masimo*	13,155	1,957
Medicines*	24,502	1,225
MEDNAX*	51,440	1,164
Medpace Holdings*	9,008	757
Meridian Bioscience*	13,817	131
Merit Medical Systems*	82,026	2,499
Mesa Laboratories	8,923	2,122
Mirati Therapeutics*	7,400	577
Momenta Pharmaceuticals*	33,377	433
MyoKardia*	25,345	1,322
Myriad Genetics*	24,744	708
NanoString Technologies*	14,400	311
Natera*	51,194	1,679
Natus Medical*	11,535	367
Neogen*	17,505	1,192
NeoGenomics*	126,555	2,420
Neurocrine Biosciences*	17,915	1,614
NextGen Healthcare*	15,863	249
Novocure*	14,535	1,087
Nuvectra*	357,333	486
Omnicell*	41,320	2,986
OraSure Technologies*	190,152	1,420
Orthofix Medical*	6,322	335
Owens & Minor	21,240	123
Oxford Immunotec Global*	269,601	4,483
Pacira BioSciences*	13,900	529
Penumbra*	7,079	952
PetIQ, Cl A*	4,579	125
Phibro Animal Health, Cl A	6,758	144
Prestige Consumer Healthcare*	56,062	1,945
Progenics Pharmaceuticals*	28,149	142
Providence Service*	35,864	2,132
Quidel*	33,588	2,061
R1 RCM*	442,067	3,948
Recro Pharma*	77,112	854
REGENXBIO*	10,174	362
Repligen*	11,435	877

  KP Small Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Sage Therapeutics*	12,660	$1,776
Select Medical Holdings*	36,546	606
Spectrum Pharmaceuticals*	35,037	291
Supernus Pharmaceuticals*	50,318	1,383
Surmodics*	4,373	200
Tabula Rasa HealthCare*	6,515	358
Tactile Systems Technology*	6,326	268
Tandem Diabetes Care*	79,154	4,669
Teladoc Health*	24,055	1,629
Tivity Health*	14,321	238
Turning Point Therapeutics*	17,216	647
Twist Bioscience*	33,514	800
US Physical Therapy	4,305	562
Vanda Pharmaceuticals*	17,444	232
Varex Imaging*	12,677	362
Veracyte*	67,241	1,614
ViewRay*	294,985	855
Xencor*	16,143	545

		154,823

Industrials – 17.6%
AAON	13,502	620
AAR	82,856	3,414
ABM Industries	25,450	924
Actuant, Cl A	18,212	400
AECOM Technology*	35,095	1,318
Aegion, Cl A*	10,735	230
AerCap Holdings*	60,402	3,307
Aerojet Rocketdyne Holdings*	24,405	1,233
AeroVironment*	49,135	2,632
Air Transport Services Group*	75,260	1,582
Alamo Group	3,195	376
Albany International, Cl A	52,665	4,748
Allegiant Travel, Cl A	4,339	649
Altra Industrial Motion	68,798	1,905
American Woodmark*	5,086	452
Apogee Enterprises	8,758	341
Applied Industrial Technologies	13,002	739
ArcBest	8,521	259
Arcosa	16,323	558
ASGN*	40,009	2,515
Astec Industries	7,446	232
Atlas Air Worldwide Holdings*	8,560	216
AZZ	52,638	2,293
Barnes Group	41,505	2,139
Brady, Cl A	16,575	879
Briggs & Stratton	14,029	85
BrightView Holdings*	67,460	1,157
Brink’s	22,880	1,898
Builders FirstSource*	64,640	1,330
CAI International*	85,698	1,866
Casella Waste Systems, Cl A*	42,996	1,846
Chart Industries*	12,049	751

Description	Shares	Value (000)
CIRCOR International*	6,611	$248
Clean Harbors*	84,585	6,530
Columbus McKinnon	59,406	2,164
Comfort Systems USA	12,474	552
Commercial Vehicle Group*	65,374	471
Construction Partners, Cl A*	160,479	2,500
Continental Building Products*	136,944	3,737
CoStar Group*	6,815	4,043
Covanta Holding	98,813	1,708
Covenant Transportation Group, Cl A*	12,630	208
CPI Aerostructures*	329,604	2,709
Cubic	10,359	730
DXP Enterprises*	5,181	180
Dycom Industries*	35,114	1,793
Echo Global Logistics*	9,446	214
EMCOR Group	67,677	5,828
Encore Wire	7,078	398
EnPro Industries	7,015	482
ESCO Technologies	8,655	689
Evoqua Water Technologies*	140,760	2,396
Exponent	17,433	1,219
Federal Signal	75,284	2,465
Forrester Research*	3,478	112
Forward Air	9,680	617
Franklin Electric	12,791	612
FTI Consulting*	20,464	2,169
GATX	61,658	4,780
Genesee & Wyoming, Cl A*	22,726	2,511
Gibraltar Industries*	10,756	494
GMS*	13,536	389
Granite Construction	77,720	2,497
Greenbrier	10,683	322
Griffon	14,153	297
Harsco*	86,949	1,649
Hawaiian Holdings	16,263	427
Heartland Express	66,055	1,421
Heidrick & Struggles International	6,392	174
Herc Holdings*	32,845	1,528
Hillenbrand	20,828	643
Hub Group, Cl A*	126,532	5,884
Huron Consulting Group*	29,463	1,807
IAA*	35,090	1,464
InnerWorkings*	264,046	1,170
Insteel Industries	5,985	123
Interface, Cl A	151,256	2,184
ITT	117,930	7,216
John Bean Technologies	10,629	1,057
Kaman	9,432	561
Kansas City Southern	21,516	2,862
Kelly Services, Cl A	10,264	249
Korn Ferry	19,004	734

  KP Small Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Kratos Defense & Security Solutions*	126,680	$2,356
Lindsay	3,576	332
Lydall*	5,857	146
Marten Transport	12,763	265
Masco	75,886	3,163
Matson	14,460	542
Matthews International, Cl A	53,212	1,883
McGrath RentCorp	99,857	6,949
Mercury Systems*	89,306	7,249
Mobile Mini	15,168	559
Moog, Cl A	79,269	6,430
MSC Industrial Direct, Cl A	20,925	1,518
Mueller Industries	170,608	4,893
Mueller Water Products, Cl A	217,963	2,450
MYR Group*	5,618	176
National Presto Industries	1,632	145
Navigant Consulting	13,047	365
Oshkosh	79,179	6,002
Owens Corning	27,311	1,726
Park Aerospace	6,557	115
Patrick Industries*	7,508	322
PGT Innovations*	19,862	343
Pitney Bowes	56,278	257
Powell Industries	2,912	114
Primoris Services	189,170	3,710
Proto Labs*	9,033	922
Quanex Building Products	10,936	198
Raven Industries	12,036	403
Resources Connection	10,139	172
RR Donnelley & Sons	22,000	83
Ryder System	54,504	2,822
Saia*	19,766	1,852
Simpson Manufacturing	13,523	938
SkyWest	17,227	989
SP Plus*	77,054	2,851
SPX*	14,804	592
SPX FLOW*	14,355	566
Standex International	4,308	314
Sterling Construction*	174,812	2,299
Team*	117,200	2,115
Tennant	42,447	3,001
Tetra Tech	20,696	1,796
Titan International	16,981	46
Titan Machinery*	52,093	747
TransUnion	39,936	3,239
Trex*	22,300	2,028
Triumph Group	16,466	377
TrueBlue*	13,321	281
UniFirst	5,160	1,007
Universal Forest Products	20,685	825
US Ecology	7,375	472

Description	Shares	Value (000)
US Xpress Enterprises, Cl A*	188,580	$909
Valmont Industries	5,890	815
Veritiv*	4,372	79
Viad	6,707	450
Vicor*	5,385	159
Wabash National	103,196	1,497
Wabtec	22,351	1,606
Watts Water Technologies, Cl A	9,317	873
Woodward	9,970	1,075

		220,519

Information Technology – 14.5%
3D Systems*	38,672	315
8x8*	32,492	673
ACI Worldwide*	74,197	2,324
ADTRAN	15,718	178
Advanced Energy Industries*	51,506	2,957
Agilysys*	6,775	174
Alarm.com Holdings*	11,906	555
Alpha & Omega Semiconductor*	300	4
Alteryx, Cl A*	15,585	1,674
Ambarella*	72,456	4,553
Anaplan*	36,790	1,729
Anixter International*	9,773	676
Applied Optoelectronics*	5,966	67
Arlo Technologies*	24,961	85
Aspen Technology*	17,006	2,093
Avalara*	26,805	1,804
Avaya Holdings*	162,357	1,661
Axcelis Technologies*	10,990	188
Badger Meter	9,834	528
Bel Fuse, Cl B	3,256	49
Belden	31,630	1,687
Benchmark Electronics	65,424	1,901
Black Knight*	14,241	870
Bottomline Technologies DE*	74,030	2,913
Brooks Automation	60,728	2,249
Cabot Microelectronics	9,763	1,379
CACI International, Cl A*	6,030	1,395
CalAmp*	118,699	1,367
Cardtronics*	12,724	385
CEVA*	7,502	224
Cohu	13,709	185
Comtech Telecommunications	8,062	262
Cree*	60,166	2,948
CSG Systems International	11,204	579
CTS	11,159	361
Daktronics	13,088	97
Diebold Nixdorf*	25,300	283
Digi International*	9,316	127
Diodes*	13,498	542
DSP Group*	6,300	89
Ebix	7,240	305

  KP Small Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Enphase Energy*	23,022	$512
Entegris	34,700	1,633
ePlus*	4,561	347
Euronet Worldwide*	42,231	6,178
Everbridge*	16,488	1,017
EVERTEC	74,538	2,327
Evo Payments, Cl A*	50,755	1,427
ExlService Holdings*	11,560	774
Extreme Networks*	39,899	290
Fabrinet*	12,426	650
FARO Technologies*	5,892	285
Five9*	55,920	3,005
FormFactor*	25,232	470
Gartner*	3,603	515
Harmonic*	29,350	193
Ichor Holdings*	7,528	182
II-VI*	915	32
Impinj*	26,212	808
Infinera*	69,151	377
Inphi*	18,528	1,131
Insight Enterprises*	32,878	1,831
InterXion Holding*	18,920	1,541
Itron*	85,543	6,327
KBR	122,566	3,008
KEMET	80,367	1,461
Keysight Technologies*	45,431	4,418
Knowles*	142,407	2,897
Kulicke & Soffa Industries	21,997	516
Lattice Semiconductor*	75,014	1,372
LivePerson*	76,192	2,720
Lumentum Holdings*	42	2
MACOM Technology Solutions Holdings*	54,947	1,181
Manhattan Associates*	29,233	2,358
ManTech International, Cl A	9,001	643
MaxLinear, Cl A*	21,728	486
Methode Electronics	12,251	412
MicroStrategy, Cl A*	2,716	403
MKS Instruments	10,650	983
Model N*	33,077	918
Monotype Imaging Holdings*	13,756	273
MTS Systems	32,112	1,774
Nanometrics*	8,128	265
Napco Security Technologies*	41,393	1,056
NCR*	187,725	5,925
NETGEAR*	10,652	343
NIC	83,671	1,728
Novanta*	29,195	2,386
Okta, Cl A*	14,845	1,462
OneSpan*	10,193	148
OSI Systems*	5,679	577
PAR Technology*	46,741	1,111

Description	Shares	Value (000)
PDF Solutions*	9,311	$122
Perficient*	10,907	421
Perspecta	193,201	5,046
Photronics*	22,228	242
Plantronics	145,313	5,423
Plexus*	9,756	610
Power Integrations	9,848	891
Progress Software	15,010	571
PROS Holdings*	47,218	2,814
Q2 Holdings*	47,831	3,772
Qualys*	11,225	848
Rambus*	37,190	488
Rapid7*	61,379	2,786
RingCentral, Cl A*	30,029	3,773
Rogers*	20,565	2,811
Rudolph Technologies*	10,179	268
Sanmina*	23,248	746
ScanSource*	8,483	259
Silicon Laboratories*	13,775	1,534
SMART Global Holdings*	4,202	107
SolarEdge Technologies*	15,996	1,339
SPS Commerce*	12,080	569
SunPower, Cl A*	203,500	2,232
SVMK*	72,885	1,246
Sykes Enterprises*	13,204	405
Telaria*	57,140	395
Teradyne	22,776	1,319
TiVo	95,284	726
Tower Semiconductor*	42,845	824
TTEC Holdings	31,933	1,529
TTM Technologies*	31,125	380
Twilio, Cl A*	20,268	2,229
Tyler Technologies*	9,922	2,605
Ultra Clean Holdings*	13,058	191
Unisys*	17,200	128
Upland Software*	22,562	787
Veeco Instruments*	16,483	193
Viavi Solutions*	300,618	4,210
Virtusa*	10,081	363
Vishay Intertechnology	238,367	4,036
WEX*	16,192	3,272
Xperi	33,086	684
Zendesk*	42,101	3,068

		181,375

Materials – 5.2%
AdvanSix*	9,560	246
AK Steel Holding*	105,043	238
Alamos Gold, Cl A	97,765	567
American Vanguard	8,709	137
Balchem	10,872	1,078
Boise Cascade	13,196	430
Cabot	65,869	2,985

  KP Small Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Century Aluminum*	15,992	$106
Clearwater Paper*	5,351	113
Commercial Metals	154,023	2,677
Compass Minerals International	135,692	7,665
Crown Holdings*	85,150	5,625
Eagle Materials	6,395	576
Ferro*	27,117	322
Fortuna Silver Mines*	1,220,071	3,770
FutureFuel	8,138	97
GCP Applied Technologies*	17,900	345
Graphic Packaging Holding	93,045	1,372
Hawkins	3,078	131
Haynes International	4,065	146
HB Fuller	17,139	798
Huntsman	36,455	848
Innophos Holdings	113,420	3,682
Innospec	8,147	726
Kaiser Aluminum	5,449	539
Koppers Holdings*	6,998	204
Kraton*	68,982	2,227
Livent*	48,100	322
Louisiana-Pacific	146,731	3,607
LSB Industries*	6,185	32
Materion	6,735	413
Mercer International	14,484	182
Myers Industries	11,856	209
Neenah	5,655	368
Olympic Steel	2,849	41
Owens-Illinois	266,764	2,740
PH Glatfelter	201,088	3,095
PolyOne	43,390	1,417
Quaker Chemical	4,331	685
Rayonier Advanced Materials*	15,947	69
Sandstorm Gold*	650,738	3,670
Schweitzer-Mauduit International	19,847	743
Silgan Holdings	163,834	4,921
Stepan	6,860	666
SunCoke Energy*	29,285	165
Tecnoglass	174,566	1,419
TimkenSteel*	13,208	83
Tredegar	8,505	166
Trinseo	13,700	588
US Concrete*	5,206	288
Valvoline	82,345	1,814
Warrior Met Coal	17,200	336

		65,689

Real Estate – 4.5%
Acadia Realty Trust‡	27,915	798
Agree Realty‡	14,108	1,032
American Assets Trust‡	15,875	742
Armada Hoffler Properties‡	17,390	315
CareTrust‡	81,713	1,921

Description	Shares	Value (000)
CatchMark Timber Trust, Cl A‡	198,929	$2,123
CBL & Associates Properties‡ *	54,245	70
Cedar Realty Trust‡	26,754	80
Chatham Lodging Trust‡	15,453	280
Community Healthcare Trust‡	63,670	2,836
DiamondRock Hospitality‡	67,906	696
Easterly Government Properties‡	288,660	6,148
Four Corners Property Trust‡	23,058	652
Franklin Street Properties‡	35,256	298
GEO Group‡	201,928	3,501
Getty Realty‡	11,230	360
Global Net Lease‡	28,295	552
Hannon Armstrong Sustainable Infrastructure Capital‡	54,951	1,602
Hersha Hospitality Trust, Cl A‡	12,073	180
Independence Realty Trust‡	30,406	435
Innovative Industrial Properties, Cl A‡	16,858	1,557
iStar‡	76,792	1,002
Kite Realty Group Trust‡	28,035	453
Lexington Realty Trust, Cl B‡	82,392	845
LTC Properties‡	13,393	686
Marcus & Millichap*	7,802	277
National Storage Affiliates Trust‡	19,176	640
Office Properties Income Trust‡	16,263	498
Omega Healthcare Investors‡	43,202	1,805
Pennsylvania Real Estate Investment Trust‡	19,799	113
Postal Realty Trust, Cl A	121,798	1,929
QTS Realty Trust, Cl A‡	70,149	3,606
Rayonier‡	141,569	3,992
RE/MAX Holdings, Cl A	5,924	191
Realogy Holdings	37,967	254
Retail Opportunity Investments‡	268,018	4,886
RLJ Lodging Trust‡	172,246	2,926
RPT Realty‡	26,491	359
Saul Centers‡	3,886	212
STAG Industrial‡	72,962	2,151
Summit Hotel Properties‡	35,137	408
Universal Health Realty Income Trust‡	4,188	431
Urstadt Biddle Properties, Cl A‡	10,000	237
Washington‡	26,618	728
Washington Prime Group‡	62,936	261
Whitestone, Cl B‡	13,393	184
Xenia Hotels & Resorts‡	37,933	801

		56,053

Utilities – 1.8%
ALLETE	37,598	3,287
American States Water	75,275	6,764
Avista	71,066	3,442
California Water Service Group	16,192	857

  KP Small Cap Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
El Paso Electric	13,661	$916
Northwest Natural Holding	10,245	731
South Jersey Industries	105,043	3,457
Unitil	41,469	2,631

		22,085

Total Common Stock (Cost $1,157,012) (000)		1,198,158

Exchange Traded Funds — 0.2%
iShares Russell 2000 ETF	11,061	1,674
iShares Russell 2000 Value ETF	12,631	1,508

Total Exchange Traded Funds (Cost $3,187) (000)		3,182

Rights — 0.0%

	Number of Rights
A Schulman, Expires ‡‡ (B)	8,148	4
Media General, Expires ‡‡ (B)	9,318	1
Tobira Therapeutics, Expires 12/31/2028 (B)	900	11

Total Rights (Cost $–) (000)		16

Short-Term Investment — 4.0%

	Shares
State Street Institutional Treasury Money Market Fund, Cl Premier, 1.650%, (C)	49,802,512	49,803

Total Short-Term Investment (Cost $49,803) (000)		49,803

Total Investments In Securities — 100.0% (Cost $1,210,002) (000)		$1,251,159

Percentages are based on Net Assets of $1,251,254 (000).

A list of the open futures contracts held by the Fund at September 30, 2019, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Russell 2000 Index E-MINI	75	Dec-2019	$5,831	$5,719	$ (112)

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date not available.
(A)	Security considered Master Limited Partnership. At September 30, 2019, this security amounted to $363 (000) or 0.0% of Net Assets.
(B)

Level 3 security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2019, was $16 (000) and represented 0.0% of net assets.

(C)	The rate reported is the 7-day effective yield as of September 30, 2019.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

The following is a list of the level of inputs used as of September 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,198,158	$—	$—	$1,198,158
Exchange Traded Funds	3,182	—	—	3,182
Rights	—	—	16	16
Short-Term Investment	49,803	—	—	49,803

Total Investments in Securities	$1,251,143	$—	$16	$1,251,159

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(112)	$—	$—	$(112)

Total Other Financial Instruments	$(112)	$—	$—	$(112)

** Futures contracts are valued at the unrealized appreciation on the instrument.

^ A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended September 30, 2019, there were no transfers between Level 1, Level 2 or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
Common Stock — 96.3%

Australia – 3.7%
Adairs	68,598	$88
Adelaide Brighton	473,580	975
AGL Energy	17,519	227
ALS	143,036	774
Altium	20,028	451
Alumina	516,954	827
Amcor	136,466	1,313
AMP	93,765	116
APA Group	29,961	232
Appen	17,876	255
Aristocrat Leisure	14,456	298
Asaleo Care*	316,571	208
ASX	4,870	266
Aurizon Holdings	51,449	205
Ausdrill	70,884	107
AusNet Services	53,906	66
Austal	238,277	698
Australia & New Zealand Banking Group	230,893	4,444
Australian Finance Group	51,007	76
Auswide Bank	19,058	70
Baby Bunting Group	39,286	94
Bank of Queensland	9,088	61
Beach Energy	295,328	504
Bendigo & Adelaide Bank	12,425	96
BHP Group	98,499	2,442
BlueScope Steel	219,750	1,781
Boral	29,759	97
Brambles	184,240	1,418
Bravura Solutions	43,280	121
Caltex Australia	21,848	388
carsales.com	79,024	815
Centuria Metropolitan‡	3,682	8
Challenger	14,109	70
Champion Iron*	138,307	232
Charter Hall Group‡	71,409	562
CIMIC Group	2,687	57
Citadel Group	1,233	3
Cleanaway Waste Management	978,948	1,288
Clinuvel Pharmaceuticals	21,357	356
Clover	53,721	108
Coca-Cola Amatil	160,492	1,154
Cochlear	1,541	216
Codan	16,784	63
Coles Group	29,958	311
Collins Foods	32,465	219
Commonwealth Bank of Australia	46,091	2,515
Computershare	12,105	132
Cromwell Property Group‡	749,955	642
Crown Resorts	8,200	67
CSL	11,810	1,863
Dexus‡	29,021	234
Dicker Data	59,299	318
Domain Holdings Australia	137,316	314
EML Payments*	148,624	431
Evolution Mining	152,381	466
Flight Centre Travel Group	1,077	35
Fortescue Metals Group	35,180	209
GDI Property Group‡	145,595	149

Description	Shares	Value (000)
Genworth Mortgage Insurance Australia	26,236	$60
Goodman Group‡	41,306	395
GPT Group‡	49,314	205
GUD Holdings	64,124	435
GWA Group	111,728	256
Harvey Norman Holdings	13,109	40
Healius	185,469	403
IDP Education	24,768	260
Iluka Resources	162,609	877
Imdex	28,505	27
Incitec Pivot	77,359	177
Independence Group NL	137,068	596
Infomedia	21,957	30
Ingenia Communities Group‡	69,206	188
Insurance Australia Group	58,212	310
Integrated Research	28,064	59
IPH	60,976	358
IVE Group	37,823	54
James Hardie Industries	11,943	200
JB Hi-Fi	22,425	515
Jumbo Interactive	13,542	221
Jupiter Mines	2,136,720	562
Karoon Gas Australia*	66,346	52
Kina Securities	58,214	58
Lend Lease Group	14,440	171
Lovisa Holdings	6,241	54
Macquarie Group	8,398	743
Magellan Financial Group	41,615	1,445
Medibank	70,763	162
Metcash	158,425	320
Mirvac Group‡	104,499	216
Mount Gibson Iron	302,733	161
National Australia Bank	155,729	3,122
National Storage‡	194,804	236
Newcrest Mining	71,461	1,676
Nine Entertainment Holdings	342,518	452
Northern Star Resources	124,068	924
NRW Holdings	139,123	218
Oil Search	316,346	1,563
Orica	99,876	1,520
Origin Energy	46,932	252
OZ Minerals	25,643	166
People Infrastructure	53,721	115
Perseus Mining*	674,767	319
Pro Medicus	65,111	1,223
QBE Insurance Group	150,577	1,277
Ramelius Resources	105,266	80
Ramsay Health Care	4,376	192
REA Group	1,200	88
Red 5*	636,875	129
Regional Express Holdings	12,432	11
Regis Resources	22,433	74
Rio Tinto	9,761	611
Santos	47,450	248
Saracen Mineral Holdings*	94,015	219
Scentre Group‡	136,726	363
SEEK	8,496	123
Select Harvests	12,654	66
Service Stream	117,173	207
Sigma Healthcare	163,548	66
SmartGroup	11,065	91
Sonic Healthcare	11,992	227
South32	133,863	237
Stockland‡	59,707	183

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Suncorp Group	31,771	$293
Super Retail Group	32,393	217
Sydney Airport	29,245	159
Tabcorp Holdings	49,761	163
Technology One	160,999	780
Telstra	104,832	248
TPG Telecom	10,268	48
Transurban Group	69,544	689
Treasury Wine Estates	18,362	230
Unibail-Rodamco-Westfield‡	13,660	98
Vicinity Centres‡	85,315	148
Vita Group	96,528	79
Washington H Soul Pattinson	2,441	35
Wesfarmers	29,419	790
Western Areas	61,536	129
Westpac Banking	89,877	1,798
Whitehaven Coal	35,751	75
Woodside Petroleum	23,573	515
Woolworths Group	208,018	5,234
WorleyParsons	9,615	84

		69,235

Austria – 0.2%
ANDRITZ	8,470	346
BAWAG Group(A)	10,356	407
Erste Group Bank*	7,581	251
IMMOFINANZ	25,299	705
Oesterreichische Post	10,508	369
OMV	3,841	206
Porr Ag	4,414	91
Raiffeisen Bank International	4,038	94
S IMMO	19,448	447
Telekom Austria, Cl A*	23,811	173
Verbund	1,907	104
Vienna Insurance Group Wiener Versicherung Gruppe	10,884	284
Voestalpine	2,540	58
Wienerberger	33,877	825

		4,360

Belgium – 0.6%
Aedifica‡	3,259	377
Ageas	4,750	263
Anheuser-Busch InBev	33,961	3,237
Barco	3,131	618
Befimmo‡	6,741	415
Colruyt	1,327	73
D’ieteren	2,498	135
Groupe Bruxelles Lambert	2,169	208
Home Invest Belgium‡	200	25
Intervest Offices & Warehouses‡	3,756	108
KBC Ancora	12,354	549
KBC Group	78,401	5,096
Montea C.V.A‡	1,510	128
Ontex Group	4,740	85
Orange Belgium	2,252	46
Proximus	3,760	112
Solvay	1,901	197
Telenet Group Holding	1,173	55
UCB	3,361	244
Umicore	5,314	200

		12,171

Brazil – 2.0%
Alupar Investimento	17,500	105

Description	Shares	Value (000)
Ambev ADR	804,551	$3,717
Atacadao	131,000	668
B3 - Brasil Bolsa Balcao	265,100	2,795
Banco Bradesco ADR	746,064	6,073
Banco BTG Pactual	2,100	30
Banco do Brasil*	65,000	713
Cia de Saneamento Basico do Estado de Sao Paulo	17,600	210
Cia de Saneamento do Parana	6,100	124
Embraer	52,622	228
Enauta Participacoes	25,000	68
Eneva*	16,312	121
IRB Brasil Resseguros S	632,700	5,710
JBS	201,700	1,588
LOG Commercial Properties e Participacoes	6,313	37
LPS Brasil Consultoria de Imoveis*	148,835	285
MRV Engenharia e Participacoes	244,400	1,044
Natura Cosmeticos	157,654	1,294
Neoenergia	9,896	49
Odontoprev	327,000	1,278
Petrobras Distribuidora	214,080	1,416
Porto Seguro	107,076	1,523
Raia Drogasil	94,500	2,180
Ser Educacional(A)	36,622	199
Smiles Fidelidade	4,100	37
Sul America	169,700	1,949
TOTVS	211,000	2,933
WEG	310,200	1,814
YDUQS Part	11,700	101

		38,289

Canada – 4.2%
Agnico Eagle Mines	5,913	317
Aimia*	146,400	374
Air Canada, Cl B*	3,300	108
Alimentation Couche-Tard, Cl B	72,484	2,221
AltaGas	7,300	107
AltaGas Canada	5,500	110
Atco, Cl I	1,700	62
Atlantic Power*	32,200	75
Aurora Cannabis*	18,600	82
Bank of Montreal	16,500	1,215
Bank of Nova Scotia	78,499	4,459
Barrick Gold	129,069	2,234
Bausch Health*	8,100	176
BCE	22,298	1,078
BlackBerry*	13,800	72
Boardwalk‡	928	31
Bombardier, Cl B*	56,700	77
Boyd Group Income Fund	1,000	133
Brookfield Asset Management, Cl A	76,658	4,071
BSR Real Estate Investment Trust‡	1,786	19
CAE	177,500	4,509
Cameco	9,800	93
Canadian Imperial Bank of Commerce	11,600	957
Canadian National Railway	18,800	1,688
Canadian Natural Resources	100,532	2,675
Canadian Pacific Railway	10,178	2,262
Canadian Tire, Cl A	1,500	168
Canadian Utilities, Cl A	3,700	109
Canadian Western Bank	10,300	259

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Canopy Growth*	5,700	$131
CCL Industries, Cl B	3,800	153
Cenovus Energy	26,500	249
CGI, Cl A*	6,500	514
CI Financial	6,400	93
Computer Modelling Group	41,000	189
Constellation Software	2,401	2,399
Cronos Group*	4,700	42
Dollarama	7,700	276
Dorel Industries, Cl B	7,800	54
Dream Hard Asset Alternatives Trust	5,100	29
Dream Office‡	17,165	384
Emera	5,900	259
Empire	4,600	125
Enbridge	52,800	1,853
Encana	38,500	176
Enerflex	72,371	635
Fairfax Financial Holdings	7,949	3,503
First Capital Realty‡	5,000	83
First Quantum Minerals	17,500	147
Fortis	11,085	469
Franco-Nevada	13,829	1,260
George Weston	1,940	163
Gildan Activewear	19,395	688
Great-West Lifeco	6,700	161
H&R Real Estate Investment Trust‡	4,100	72
Heroux-Devtek*	10,600	138
High Liner Foods	24,000	200
HLS Therapeutics	262	3
Husky Energy	8,400	59
Hydro One	8,700	161
iA Financial	23,700	1,079
IGM Financial	1,900	54
Imperial Oil	7,300	190
Intact Financial	3,600	362
Inter Pipeline	47,479	833
Keg Royalties Income Fund	1,211	15
Keyera	5,800	141
Kinross Gold*	31,400	145
Kirkland Lake Gold	5,100	228
Loblaw	34,496	1,965
Lundin Mining	15,100	71
Magna International	21,196	1,129
Manulife Financial	50,700	930
Methanex	1,500	53
Metro, Cl A	6,710	295
Morguard North American Residential Real Estate Investment Trust‡	16,100	241
National Bank of Canada	8,600	428
Nexus Real Estate Investment Trust‡	36,000	54
Nutrien	15,109	753
Onex	2,100	130
Open Text	6,700	273
Pembina Pipeline	13,472	499
Plaza Retail‡	8,900	30
Polaris Infrastructure	10,200	102
Power Corp of Canada	8,131	187
Power Financial	6,600	153
PrairieSky Royalty	47,876	668
PRO Real Estate Investment Trust‡	18,200	99

Description	Shares	Value (000)
Quebecor, Cl B	4,500	$102
Restaurant Brands International	6,200	441
RioCan‡	3,900	78
Ritchie Bros Auctioneers	30,980	1,235
Rogers Communications, Cl B	21,542	1,049
Royal Bank of Canada	48,573	3,940
Saputo	6,000	184
Shaw Communications, Cl B	12,432	244
Shopify, Cl A*	2,600	809
Silvercorp Metals	32,800	127
SmartCentres‡	2,200	54
SNC-Lavalin Group	4,200	59
Spin Master* (A)	15,307	468
Stars Group*	5,500	82
Sun Life Financial	15,600	698
Suncor Energy	194,693	6,142
TC Energy	45,164	2,339
Teck Resources, Cl B	13,400	217
TELUS	5,300	189
Thomson Reuters	5,140	344
TMX Group	700	60
Toronto-Dominion Bank	63,909	3,726
Total Energy Services	16,428	85
Tourmaline Oil	6,300	62
Vermilion Energy	3,400	57
West Fraser Timber	1,300	52
Wheaton Precious Metals	11,532	302
WSP Global	2,800	164
Yangarra Resources*	8,300	9

		78,834

Chile – 0.2%
CAP	11,219	98
Cia Cervecerias Unidas	68,885	769
Cia Cervecerias Unidas ADR	12,815	284
Cia Sud Americana de Vapores*	16,447,748	571
Colbun	384,866	69
Enaex	25,488	280
Quinenco	393,289	965

		3,036

China – 2.9%
Alibaba Group Holding ADR*	64,816	10,840
Anhui Conch Cement, Cl H	349,780	2,077
Asia Cement China Holdings	28,000	34
Autohome ADR*	14,770	1,228
Baidu ADR*	29,974	3,080
Bank of Communications, Cl H	3,439,506	2,247
BeiGene ADR*	900	110
Cecep Costin New Materials Group* (B) (C)	1,134,000	—
Changyou.com ADR	20,909	199
China International Travel Service, Cl A	217,950	2,841
China Telecom ADR	10,259	468
Ctrip.com International ADR*	11,564	339
Huazhu Group ADR	98,061	3,238
JD.com ADR*	12,594	355
Jiangsu Hengrui Medicine, Cl A	149,667	1,691
Kunlun Energy	424,000	365
Kweichow Moutai, Cl A	19,500	3,142
NetEase ADR	18,051	4,804
New Oriental Education & Technology Group ADR*	234	26
PetroChina, Cl H	4,138,000	2,128

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Qudian ADR*	17,657	$122
TAL Education Group ADR*	45,895	1,571
Tencent Music Entertainment Group ADR*	183,544	2,344
TravelSky Technology, Cl H	589,000	1,223
Tsingtao Brewery, Cl H	308,427	1,861
Vipshop Holdings ADR*	138,917	1,239
Xiwang Special Steel	548,000	50
Yum China Holdings	134,467	6,109
Zhangzhou Pientzehuang Pharmaceutical, Cl A	107,400	1,533

		55,264

Colombia – 0.1%
Bancolombia ADR	23,080	1,141
Ecopetrol ADR	44,797	763

		1,904

Cypress – 0.0%
QIWI ADR	8,864	195

Czech Republic – 0.0%
Komercni Banka	15,059	509

Denmark – 1.5%
ALK-Abello	2,516	518
AP Moeller - Maersk, Cl A	101	108
AP Moeller - Maersk, Cl B	167	189
Carlsberg, Cl B	29,734	4,395
Chr Hansen Holding	2,717	231
Coloplast, Cl B	29,886	3,598
Danske Bank	26,708	372
Demant*	46,171	1,183
DSV	5,692	542
Genmab*	1,656	336
GN Store Nord	44,738	1,816
H Lundbeck	1,960	65
H+H International, Cl B*	3,440	52
ISS	3,718	92
Novo Nordisk, Cl B	198,938	10,226
Novozymes, Cl B	5,697	239
Orsted	8,998	836
Pandora	2,445	98
Per Aarsleff Holding	4,521	147
SimCorp	7,480	657
Spar Nord Bank	25,771	232
Topdanmark	6,382	308
Tryg	3,442	99
Vestas Wind Systems	36,653	2,846

		29,185

Egypt – 0.0%
Telecom Egypt	129,194	95

Finland – 0.6%
Elisa	3,695	190
Fiskars Abp	1,923	26
Fortum	11,043	261
Huhtamaki	11,763	469
Kemira	38,797	571
Kone, Cl B	8,963	510
Metso	2,945	110
Neste	10,891	361
Nokia	147,846	749

Description	Shares	Value (000)
Nokian Renkaat	132,265	$3,732
Nordea Bank Abp	3,302	23
Orion, Cl B	2,841	106
Rovio Entertainment(A)	2,675	12
Sampo, Cl A	58,848	2,340
Stora Enso, Cl R	14,197	171
Tikkurila	103,736	1,531
Tokmanni Group	10,550	117
UPM-Kymmene	13,736	406
Wartsila, Cl B	38,635	433

		12,118

France – 7.0%
Accor	4,691	196
Aeroports de Paris	736	131
Air France-KLM*	41,336	433
Air Liquide	130,248	18,540
Airbus Group	27,314	3,548
Akka Technologies	2,090	144
Alstom	5,138	213
Alten	6,361	727
Amundi(A)	1,653	115
Arkema	1,816	169
Atos	2,415	170
AXA	87,360	2,231
Bigben Interactive	13,371	194
BioMerieux	965	80
BNP Paribas	54,158	2,637
Bollore	22,028	91
Bouygues	5,636	226
Bureau Veritas	7,497	181
Capital Gemini	4,193	494
Carrefour	15,406	270
Casino Guichard Perrachon	1,370	65
Cie de Saint-Gobain	12,979	509
Cie Generale des Etablissements Michelin SCA	4,507	503
CNP Assurances	4,404	85
Coface	35,479	403
Covivio‡	1,216	129
Credit Agricole	30,101	365
Criteo ADR*	5,700	107
Danone	75,781	6,676
Dassault Aviation	62	88
Dassault Systemes	14,975	2,134
Edenred	38,552	1,851
Eiffage	2,034	211
Electricite de France	16,299	182
Elis	58,444	1,033
Engie	286,395	4,677
EssilorLuxottica	50,215	7,238
Eurazeo	912	68
Eurofins Scientific	2,717	1,263
Eutelsat Communications	4,495	84
Faurecia	1,901	90
Gaztransport Et Technigaz	8,621	854
Gecina‡	1,179	185
Getlink	57,474	863
Hermes International	1,997	1,380
ICADE‡	705	63
Iliad	670	63
Imerys	3,024	122
Ingenico Group	4,073	397
Innate Pharma*	4,449	34
Ipsen	996	95

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
JCDecaux	15,804	$428
Kaufman & Broad	1,631	65
Kering	1,982	1,010
Klepierre‡	5,348	182
Korian	10,251	422
LafargeHolcim	69	3
Lagardere	63,718	1,409
Legrand	76,179	5,437
L’Oreal	20,650	5,782
LVMH Moet Hennessy Louis Vuitton	25,323	10,065
Mercialys‡	17,966	239
Mersen	8,853	276
Metropole Television	10,913	179
Natixis	23,654	98
Neopost	8,266	171
Orange	51,383	806
Pernod Ricard	41,475	7,386
Peugeot	15,436	385
Publicis Groupe	5,584	275
Remy Cointreau	502	67
Renault	4,837	278
Rexel	40,233	431
Safran	8,451	1,331
Sanofi	29,288	2,715
Sartorius Stedim Biotech	773	108
Schneider Electric	122,202	10,721
SCOR	4,101	169
SEB	623	95
Seche Environnement	1,348	53
SES, Cl A	9,380	171
Societe BIC	760	51
Societe Generale	20,212	554
Sodexo	2,344	263
SOITEC*	2,723	269
Somfy	662	60
Sopra Steria Group	1,409	176
STMicroelectronics	17,206	333
Suez	8,607	135
TechnipFMC	7,463	179
Teleperformance	4,512	978
Thales	8,984	1,033
TOTAL	215,512	11,248
Ubisoft Entertainment*	2,183	158
Valeo	6,268	203
Veolia Environnement	13,455	341
Vicat	3,699	160
Vinci	13,168	1,418
Vivendi	23,842	654
Wendel	695	96
Worldline*	2,255	142

		131,815

Germany – 5.5%
1&1 Drillisch	1,354	42
adidas	10,960	3,413
Affimed*	41,977	123
Allianz	11,052	2,576
alstria office‡	24,997	429
Amadeus Fire	1,811	200
Aroundtown	23,905	196
Atoss Software	70	10
Axel Springer	15,232	1,051
BASF	103,664	7,245
Bauer	9,626	151

Description	Shares	Value (000)
Bayer	116,645	$8,225
Bayerische Motoren Werke	90,365	6,362
Beiersdorf	65,591	7,736
Borussia Dortmund GmbH & KGaA	2,047	21
Brenntag	25,231	1,221
Carl Zeiss Meditec	1,022	117
CECONOMY*	44,754	242
Commerzbank	25,737	149
CompuGroup Medical	6,060	365
Continental	2,887	370
Corestate Capital Holding	7,115	262
Covestro	4,660	231
CTS Eventim & KGaA	20,616	1,161
Daimler	23,493	1,168
Delivery Hero*	2,862	127
Dermapharm Holding	3,957	156
Deutsche Bank	50,504	378
Deutsche Boerse	27,592	4,313
Deutsche Lufthansa	5,900	94
Deutsche Post	25,455	850
Deutsche Telekom	144,876	2,431
Deutsche Wohnen	9,428	344
DIC Asset	18,239	233
E.ON	57,938	563
Eckert & Ziegler Strahlen- und Medizintechnik	2,742	465
Encavis	35,390	328
Evonik Industries	4,334	107
Evotec*	16,787	374
Fraport Frankfurt Airport Services Worldwide	954	81
Fresenius & KGaA	10,994	514
Fresenius Medical Care & KGaA	29,928	2,013
GEA Group	10,384	280
Gerresheimer	14,208	1,019
Hamburger Hafen und Logistik	4,931	123
Hannover Rueck	4,033	682
HeidelbergCement	3,752	271
HelloFresh*	52,129	791
Henkel & KGaA	41,469	3,797
Hochtief	731	83
HUGO BOSS	1,556	83
Infineon Technologies	32,544	586
Innogy(A)	2,688	131
Isra Vision	4,153	174
IVU Traffic Technologies	5,518	64
KION Group	1,675	88
Knorr-Bremse	1,228	115
LANXESS	2,296	140
Linde	17,632	3,420
Merck KGaA	37,583	4,234
METRO	4,134	65
MTU Aero Engines	9,800	2,604
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	3,777	978
mutares	2,898	26
Nemetschek	3,480	178
New Work	551	150
Nexus	1,524	52
ProSiebenSat.1 Media	98,471	1,356
Puma	2,259	175
QIAGEN*	69,614	2,279
RWE	14,030	439
SAP	136,888	16,097
Siemens	19,932	2,134

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Siemens Healthineers	3,599	$142
Siltronic	3,547	269
Software	17,266	474
Stabilus	12,178	597
Stroeer & KGaA	2,569	196
Symrise, Cl A	7,151	695
Telefonica Deutschland Holding	22,709	63
ThyssenKrupp	10,582	147
TUI	30,143	350
Uniper	5,228	171
United Internet	3,313	118
Volkswagen	862	148
Vonovia	13,121	666
Wirecard	3,095	495
Wuestenrot & Wuerttembergische	6,394	125
Zalando*	3,762	172
zooplus*	731	87

		103,966

Greece – 0.3%
Aegean Airlines	27,543	243
Eurobank Ergasias*	2,938,921	2,845
Fourlis Holdings*	74,117	445
Hellenic Petroleum	8,507	78
JUMBO	76,833	1,458
Motor Oil Hellas Corinth Refineries	58,239	1,359

		6,428

Hong Kong – 6.0%
Agile Group Holdings	132,000	160
Agricultural Bank of China, Cl H	5,177,000	2,028
AIA Group	1,851,200	17,490
Ajisen China Holdings	636,000	179
ASM Pacific Technology	7,700	94
BAIC Motor, Cl H(A)	571,739	353
Bank of China, Cl H	5,105,000	2,006
Bank of East Asia	30,013	74
Beijing North Star, Cl H	45,571	14
BOC Hong Kong Holdings	97,500	331
Bosideng International Holdings	344,000	147
Brightoil Petroleum Holdings*	155,000	7
Cafe de Coral Holdings	222,000	594
Champion‡	257,000	166
Chanjet Information Technology, Cl H	800	1
China Aoyuan Group	76,199	86
China Construction Bank, Cl H	5,619,000	4,287
China Everbright Bank, Cl H	489,000	208
China Meidong Auto Holdings	42,000	38
China Mengniu Dairy	162,000	607
China Mobile	906,500	7,500
China National Building Material, Cl H	226,168	203
China Overseas Grand Oceans Group	93,000	42
China Pacific Insurance Group, Cl H	553,000	2,032
China Resources Cement Holdings	404,000	405
China SCE Group Holdings	434,000	200
China Unicom Hong Kong	1,718,000	1,825
China Vanke, Cl H	441,300	1,537
Chow Sang Sang Holdings International	92,297	99
CITIC	383,000	484

Description	Shares	Value (000)
CITIC Telecom International Holdings	895,000	$325
CK Asset Holdings	68,138	462
CK Hutchison Holdings	241,884	2,136
CK Infrastructure Holdings	16,500	111
CLP Holdings	138,500	1,455
CNOOC	2,668,000	4,072
Convoy Global Holdings*	402,000	2
Country Garden Holdings	91,621	116
Dah Sing Banking Group	51,600	69
Dah Sing Financial Holdings	8,073	30
Dynam Japan Holdings	96,200	122
Esprit Holdings*	1,861,777	354
Fairwood Holdings	27,000	76
First Pacific	625,857	240
Galaxy Entertainment Group*	55,000	342
Goodbaby International Holdings*	326,000	49
Guangnan Holdings	210,000	22
Haier Electronics Group	785,416	2,049
Hang Lung Group	70,000	174
Hang Lung Properties	50,000	114
Hang Seng Bank	19,300	416
Henderson Land Development	37,708	176
Hengdeli Holdings	424,000	20
Hisense Home Appliances Group, Cl H	58,000	56
HK Electric Investments & HK Electric Investments	67,158	64
HKBN	220,000	405
HKR International	193,600	77
HKT Trust	102,740	163
Hong Kong & China Gas	267,228	521
Hong Kong Exchanges and Clearing	31,272	918
Hongkong & Shanghai Hotels	254,249	248
HSBC Holdings	1,004,657	7,742
Huadian Power International, Cl H	26,000	10
Hysan Development	17,000	69
IGG	668,000	416
Industrial & Commercial Bank of China, Cl H	5,281,000	3,537
IRC*	2,784,000	41
Johnson Electric Holdings	52,500	94
K Wah International Holdings	364,000	192
Kaisa Group Holdings	72,275	32
Kaisa Property Holdings	90,776	162
Kerry Properties	14,000	43
Kingboard Holdings	255,340	676
Lenovo Group	2,540,000	1,695
Li & Fung	662,000	75
Li Ning	441,500	1,267
Link‡	54,500	601
L’Occitane International	136,135	271
Logan Property Holdings	726,000	1,034
Longfor Group Holdings(A)	192,000	718
Lonking Holdings	320,000	82
Melco International Development	140,000	333
Melco Resorts & Entertainment ADR	5,873	114
Metallurgical Corp of China, Cl H	62,000	14
MGM China Holdings	32,400	51
MTR	40,877	229
New China Life Insurance, Cl H	115,900	458
New World Development	177,459	230
Nissin Foods	295,000	245

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
NWS Holdings	42,252	$65
PCCW	114,136	64
Pentamaster International	140,000	32
Perfect Shape Medical	492,000	169
Pico Far East Holdings	18,000	6
Ping An Insurance Group of China, Cl H	941,000	10,811
Poly Property Group	111,374	39
Polytec Asset Holdings	415,000	50
Power Assets Holdings	37,000	249
Sands China	61,200	277
Scud Group*	252,000	11
Shangri-La Asia	34,000	35
Shenzhou International Group Holdings	213,000	2,783
Shui On Land	287,500	57
Sino Land	84,614	127
Sinotruk Hong Kong	611,126	906
SJM Holdings	44,000	42
SmarTone Telecommunications Holdings	66,447	58
Stella International Holdings	624,948	973
Sun Hung Kai Properties	41,393	596
Swire Pacific, Cl A	13,000	121
Swire Properties	28,600	90
Techtronic Industries	36,500	254
Television Broadcasts	142,200	232
Tencent Holdings	219,500	9,247
Tianyun International Holdings	328,000	43
Times China Holdings	270,000	420
Tingyi Cayman Islands Holding	749,014	1,055
Town Health International Medical Group	154,000	7
Vitasoy International Holdings	18,000	73
Want Want China Holdings	1,602,996	1,282
Weichai Power, Cl H	765,000	1,103
WH Group	256,101	229
Wharf Holdings	34,000	74
Wharf Real Estate Investment	31,000	169
Wheelock	23,000	131
Wynn Macau	38,000	74
Xinyi Glass Holdings	1,670,000	1,839
Yue Yuen Industrial Holdings	320,000	876
Zhongsheng Group Holdings	56,500	178

		113,859

Hungary – 0.1%
OTP Bank Nyrt	38,899	1,620

India – 2.9%
Asian Paints	69,437	1,727
Axis Bank	160,693	1,553
Bajaj Finance	52,624	3,004
Bharti Airtel	176,219	913
Birlasoft	5,074	5
Britannia Industries	40,906	1,699
HCL Technologies	1,782	27
HDFC Bank	192,894	3,342
HDFC Bank ADR	10,376	592
HDFC Life Insurance(A)	232,268	1,970
Hinduja Global Solutions	1,577	13
Hindustan Unilever	10,075	282
Housing Development Finance	204,980	5,718
IndusInd Bank	99,135	1,936
Infosys ADR	509,900	5,798

Description	Shares	Value (000)
Infosys	276,815	$3,147
KPIT Technologies	66,647	90
Manappuram Finance	72,933	145
Maruti Suzuki India	12,372	1,172
Motherson Sumi Systems	876,930	1,299
Mphasis	21,511	290
MRF	2,216	1,979
Muthoot Finance	67,476	644
NIIT Technologies*	11,729	231
Oil & Natural Gas	120,753	225
Petronet LNG	464,261	1,702
Redington India	5,025	8
Shriram Transport Finance	26,362	398
State Bank of India GDR*	43,740	1,625
Tata Consultancy Services	246,676	7,308
UPL	288,176	2,455
Vodafone Idea*	6,303,373	547
Wipro	551,567	1,866
WNS Holdings ADR*	2,386	140
Yes Bank	154,350	90

		53,940

Indonesia – 0.6%
Adaro Energy	1,540,100	140
Bank Negara Indonesia Persero	2,554,700	1,323
Bank Pembangunan Daerah Jawa Timur	467,000	21
Bank Rakyat Indonesia Persero	11,097,400	3,220
Media Nusantara Citra	6,123,743	533
Mitra Pinasthika Mustika	462,700	22
Modernland Realty*	6	—
Perusahaan Gas Negara	1,639,600	243
Ramayana Lestari Sentosa	470,800	40
Telekomunikasi Indonesia Persero	11,216,700	3,406
Unilever Indonesia	508,400	1,665

		10,613

Ireland – 0.7%
AIB Group	22,258	66
Bank of Ireland Group	150,163	596
C&C Group	55,719	252
CRH	223,848	7,708
Fly Leasing ADR*	27,300	560
Irish Continental Group	86,661	395
Paddy Power Betfair	5,723	535
Ryanair Holdings ADR*	46,045	3,056
Smurfit Kappa Group	5,523	164

		13,332

Israel – 0.5%
Africa Israel Properties*	3,545	124
Airport City*	13,429	260
Alony Hetz Properties & Investments	31,506	462
Azrieli Group	1,261	99
Bank Hapoalim	28,849	228
Bank Leumi Le-Israel	38,010	270
Blue Square Real Estate	570	27
Check Point Software Technologies*	38,714	4,240
Elbit Systems	678	112
Electra Real Estate*	7,905	47
Formula Systems 1985	2,486	159
Harel Insurance Investments & Financial Services	17,726	154

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
International Flavors & Fragrances	—	$—
Israel*	514	116
Israel Chemicals	16,537	82
Israel Discount Bank, Cl A	287,746	1,265
Isramco Negev 2	45,531	8
Isras Investment	368	75
Jerusalem Economy*	217,834	966
Malam - Team	175	27
Melisron	4,004	258
Mizrahi Tefahot Bank	3,633	90
Naphtha Israel Petroleum	39,166	218
NICE-Systems*	1,575	231
One Software Technologies	492	34
Prashkovsky Investments and Construction	2,908	48
S.R Accord	941	12
Shikun & Binui	77,333	295
Silicom*	1,618	51
Teva Pharmaceutical Industries*	9,198	63
Teva Pharmaceutical Industries ADR*	18,353	126

		10,147

Italy – 1.7%
A2A	320,230	588
ACEA	25,756	514
Amplifon	13,483	331
Anima Holding(A)	30,490	116
Ascopiave	13,940	59
Assicurazioni Generali	28,924	561
ASTM	13,253	423
Atlantia	12,420	300
Autogrill	28,548	276
Avio	15,182	197
Azimut Holding	52,377	983
Banca Carige*	2,052,741	1
Banca Farmafactoring(A)	27,598	144
Banca Generali	56,137	1,732
Banca Mediolanum	20,623	155
CNH Industrial	188,674	1,921
Davide Campari-Milano	71,288	644
Enel	209,801	1,566
Eni	265,065	4,055
ERG	8,960	181
Eurotech*	65,900	519
EXOR	2,815	188
Ferrari	3,223	497
Fiat Chrysler Automobiles	27,921	361
Fiera Milano	23,270	106
FinecoBank Banca Fineco	15,933	169
Hera	157,160	645
Immobiliare Grande Distribuzione SIIQ‡	34,727	213
Intesa Sanpaolo	2,001,692	4,747
Iren	547,210	1,596
Italgas	223,136	1,440
Leonardo-Finmeccanica	9,707	114
Mediobanca Banca di Credito Finanziario	15,321	167
Moncler	4,578	164
Piaggio & C	66,905	198
Pirelli & C(A)	11,293	67
Poste Italiane	13,080	149
Prysmian	5,988	129
Recordati	2,896	124

Description	Shares	Value (000)
Safilo Group*	71,395	$73
Saipem*	254,699	1,153
Sesa	3,358	147
Snam	54,174	274
Societa Cattolica di Assicurazioni SC	11,834	101
Societa Iniziative Autostradali e Servizi	11,854	207
Telecom Italia*	250,858	143
Telecom Italia RSP	152,166	83
Tenaris	11,316	120
Terna Rete Elettrica Nazionale	37,486	241
Tinexta Spa	32,496	424
UniCredit	126,807	1,495
Unieuro(A)	6,320	81
Unipol Gruppo	149,856	797

		31,679

Japan – 15.3%
77 Bank	40,200	596
A&D	5,300	35
ABC-Mart	3,000	191
Acom	7,800	31
Adastria	18,000	404
Advantest	5,100	225
Aeon	16,500	302
Aeon Delight	3,300	103
AEON Financial Service	19,500	293
AEON Investment‡	456	628
Aeon Mall	2,100	33
AGC	4,400	136
Air Water	3,300	59
Aisin Seiki	4,100	129
Ajinomoto	11,400	215
Akatsuki	2,400	148
Alfresa Holdings	33,500	747
Alps Alpine	5,300	99
Altech	10,549	150
Amada Holdings	9,400	101
ANA Holdings	2,700	91
Anest Iwata	6,200	54
Aozora Bank	2,800	70
Arata	2,200	81
Arcs	17,900	374
Asahi	7,900	87
Asahi Group Holdings	14,500	717
Asahi Intecc	4,600	121
Asahi Kasei	33,300	328
Asics	29,700	507
Astellas Pharma	62,200	885
Atled	300	4
Avex	16,000	187
Awa Bank	4,100	92
Azbil	10,800	289
Bank of Kyoto	3,400	133
Bank of Nagoya	1,800	53
Bank of Okinawa	1,700	53
Bank of Saga	1,188	16
Bank of the Ryukyus	5,600	58
BayCurrent Consulting	6,100	268
Bell System24 Holdings	11,300	173
Benesse Holdings	1,500	39
Bridgestone	32,500	1,258
Brother Industries	5,800	105
Bunka Shutter	76,600	655

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Business Brain Showa-Ota	100	$2
CAC Holdings	30,200	363
Calbee	5,000	155
Canon	170,900	4,557
Capcom	37,600	996
Career Design Center	5,600	74
Casio Computer	31,800	493
Central Japan Railway	3,740	769
Chiba Bank	47,400	244
Chiba Kogyo Bank	21,100	56
Chilled & Frozen Logistics Holdings	1,000	11
Chubu Electric Power	17,100	248
Chugai Pharmaceutical	5,700	443
Chugoku Bank	13,100	123
Chugoku Electric Power	7,100	91
Coca-Cola Bottlers Japan Holdings	3,400	76
Computer Engineering & Consulting	15,300	286
Computer Institute of Japan	9,400	72
Concordia Financial Group	92,100	353
Cosmo Energy Holdings	4,500	93
Credit Saison	27,900	374
Creo	4,900	68
Cube System	7,300	52
CyberAgent	2,600	100
Cybozu	15,800	148
Dai Nippon Printing	6,600	170
Daicel	18,500	156
Daido Metal	37,600	222
Daifuku	8,000	412
Daihen	5,100	154
Dai-ichi Life Holdings	100,900	1,520
Daiichi Sankyo	14,600	920
Daiki Aluminium Industry	34,000	222
Daikin Industries	49,700	6,518
Daiseki	3,600	92
Daito Pharmaceutical	4,200	117
Daito Trust Construction	1,800	230
Daitron	1,700	21
Daiwa House Industry	25,100	814
Daiwa House Investment, Cl A‡	50	141
Daiwa Office Investment‡	195	1,514
Daiwa Securities Group	41,300	184
DCM Holdings	13,800	135
DD Holdings	3,600	50
Denki Kogyo	6,100	172
Denso	201,700	8,858
Dentsu	5,400	190
Digital Garage*	5,800	184
Dip	8,300	201
Disco	700	132
DMS	454	9
Doutor Nichires Holdings	5,600	111
Duskin	19,000	489
East Japan Railway	18,400	1,755
Ebara Jitsugyo	4,400	81
EDION	35,700	344
Eisai	6,620	336
Elecom	6,300	247
Electric Power Development	3,900	89
Enplas	800	26
FamilyMart	6,400	156
FANUC	16,080	3,024
Fast Retailing	1,500	892
Feed One	14,100	21

Description	Shares	Value (000)
Ferrotec Holdings	17,700	$138
FJ Next	17,700	170
Foster Electric	19,700	333
France Bed Holdings	8,700	81
F-Tech	8,100	51
Fuji Electric	3,100	95
Fuji Heavy Industries	16,900	475
Fuji Media Holdings	50,100	644
Fuji Oil	43,600	100
Fuji Soft	4,600	194
FUJIFILM Holdings	12,800	561
Fujitsu	5,200	416
Fukui Computer Holdings	9,000	205
Fukuoka Financial Group	58,800	1,110
FULLCAST Holdings	1,400	28
Furukawa	14,600	196
Furuno Electric	18,800	164
Furusato Industries	1,400	19
Furyu	15,300	130
Future	10,200	177
Fuyo General Lease	4,500	270
GLOBERIDE	4,300	111
Glory	13,600	381
GMO Payment Gateway	1,000	67
Godo Steel	14,000	274
Goldcrest	24,500	480
Gree	44,900	205
gremz	200	3
Gunma Bank	26,400	85
Hachijuni Bank	66,100	269
Hakuhodo DY Holdings	5,400	78
Hamakyorex	1,000	32
Hamamatsu Photonics	3,900	145
Hankyu Hanshin Holdings	5,700	220
Heiwado	4,200	79
Hiday Hidaka	1,300	25
Hikari Tsushin	500	108
Hino Motors	9,600	79
Hioki EE	1,600	54
Hirose Electric	10,280	1,259
Hiroshima Bank	21,100	104
Hisamitsu Pharmaceutical	1,400	61
Hitachi	192,600	7,165
Hitachi Chemical*	2,500	82
Hitachi Construction Machinery	2,400	58
Hitachi High-Technologies	7,500	433
Hitachi Metals	5,300	57
Hochiki	1,800	25
Hokkaido Electric Power	61,300	323
Hokuetsu	60,800	304
Hokuetsu Industries	4,800	55
Hokuhoku Financial Group	16,100	156
Hokuto	10,500	193
Honda Motor	268,200	6,942
Hoshizaki Electric	5,600	440
Hosiden	17,000	174
Hoya	136,600	11,141
Hulic	6,800	69
Hyakujushi Bank	5,200	107
IBJ Leasing	800	22
Idemitsu Kosan	5,122	145
IHI	3,500	76
Iida Group Holdings	3,300	54
Iino Kaiun Kaisha	28,300	90
Inaba Denki Sangyo	1,300	57

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Inpex	115,800	$1,061
Intage Holdings	3,300	29
Internet Initiative Japan	15,400	350
I-O Data Device, Cl O	1,200	10
Isetan Mitsukoshi Holdings	8,600	69
Isuzu Motors	14,300	157
ITOCHU	51,700	1,066
Itochu Techno-Solutions	8,300	220
Itoki	6,400	26
Iwaki	6,400	28
Iwatani	9,400	317
Iyo Bank	16,600	87
J Front Retailing	5,200	61
Jaccs	10,100	213
Jafco*	7,500	283
Japan‡	35	235
Japan Airlines	2,700	80
Japan Airport Terminal	1,500	65
Japan Cash Machine	3,500	30
Japan Exchange Group	24,900	391
Japan Petroleum Exploration	6,100	155
Japan Post Bank	9,300	90
Japan Post Holdings	124,200	1,143
Japan Prime‡	18	85
Japan Pulp & Paper	800	28
Japan Retail Fund Investment‡	65	137
Japan Securities Finance	38,500	179
Japan Tobacco	191,400	4,188
Jeol	1,500	36
JFE Holdings	12,500	150
JGC	5,800	76
JMS	1,100	7
JSR	4,400	70
JTEKT	4,600	53
Juki	6,300	53
Juroku Bank	12,400	271
JX Holdings	85,200	388
Kadokawa	10,500	147
Kajima	11,100	145
Kakaku.com	3,600	88
Kaken Pharmaceutical	2,200	102
Kamigumi	8,600	195
Kanamoto	7,900	196
Kandenko	57,400	513
Kaneka	1,000	31
Kanematsu	14,500	163
Kansai Electric Power	44,100	493
Kansai Paint	4,500	105
Kanto Denka Kogyo	22,200	167
Kao	29,900	2,207
KAWADA TECHNOLOGIES	1,300	84
Kawai Musical Instruments Manufacturing	2,600	70
Kawasaki Heavy Industries	3,200	71
KDDI	75,300	1,967
Keihan Holdings	2,600	116
Keihin	9,200	135
Keikyu	6,000	116
Keio	2,500	156
Keisei Electric Railway	3,400	140
Keiyo Bank	9,200	54
Kewpie	14,200	331
Keyence	2,400	1,485
Kikkoman	3,900	186
Kintetsu Group Holdings	4,600	240

Description	Shares	Value (000)
Kirin Holdings	96,000	$2,032
Kita-Nippon Bank	700	12
Kiyo Bank	3,900	61
Kobayashi Pharmaceutical	1,300	99
Kobe Steel	7,500	40
Koito Manufacturing	8,000	391
Kojima	60,400	273
Komatsu	149,200	3,414
Komeri	10,700	216
Konami Holdings	2,400	116
Konica Minolta	12,000	83
Kose	2,000	338
Kourakuen Holdings	13,500	293
K’s Holdings	23,100	251
Kubota	536,400	8,108
Kumiai Chemical Industry	12,100	104
Kura	4,500	186
Kuraray	8,700	107
Kureha	11,300	672
Kurita Water Industries	2,300	62
Kyocera	96,700	5,996
Kyowa Hakko Kirin	6,100	118
Kyushu Electric Power	10,200	96
Kyushu Financial Group	16,900	69
Kyushu Railway	4,300	137
Lawson	1,900	97
Legs	6,700	96
Life	4,200	84
LINE*	1,500	54
Lion	13,600	268
LIXIL Group	30,500	536
M3	11,500	277
Mabuchi Motor	3,000	112
Maeda	32,400	282
Makita	11,800	371
Mamezou Holdings	13,700	218
Mandom	5,100	126
Marubeni	39,500	262
Marudai Food	3,500	74
Marui Group	19,000	400
Maruichi Steel Tube	1,200	32
Maruzen Showa Unyu	800	22
Marvelous	8,300	64
Matsumotokiyoshi Holdings	6,500	238
Max	12,400	208
Mazda Motor	15,600	138
McDonald’s Holdings Japan	1,500	73
Mebuki Financial Group	144,100	355
Medipal Holdings	17,800	395
Megmilk Snow Brand	8,000	192
Meidensha	7,900	135
MEIJI Holdings	5,900	431
Meitec	6,100	298
Menicon	7,500	263
Mercari*	1,900	47
METAWATER	1,000	34
Micronics Japan	23,900	191
Mimasu Semiconductor Industry	13,300	213
Minebea	9,600	152
Mirai‡	243	144
MISUMI Group	7,000	165
Mitsubishi	64,060	1,570
Mitsubishi Chemical Holdings	32,500	231
Mitsubishi Electric	48,000	636
Mitsubishi Estate	87,000	1,678

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Mitsubishi Gas Chemical	4,200	$56
Mitsubishi Heavy Industries	8,500	333
Mitsubishi Logisnext	6,100	58
Mitsubishi Logistics	7,300	185
Mitsubishi Materials	2,500	67
Mitsubishi Motors	16,000	69
Mitsubishi Shokuhin	6,100	153
Mitsubishi Tanabe Pharma	5,100	56
Mitsubishi UFJ Financial Group	317,200	1,608
Mitsubishi UFJ Lease & Finance	11,800	68
Mitsuboshi Belting	3,000	49
Mitsui	43,000	703
Mitsui Chemicals	4,400	98
Mitsui E&S Holdings*	6,400	56
Mitsui Fudosan	23,500	582
Mitsui Matsushima Holdings	6,300	70
Mitsui OSK Lines	2,500	63
Mitsui-Soko Holdings	20,600	318
Miyazaki Bank	900	20
Mizuho Financial Group	1,031,400	1,580
Mizuno	2,600	67
Modec	6,000	146
MonotaRO	2,800	73
MS&AD Insurance Group Holdings	31,600	1,023
Murata Manufacturing	14,900	715
Nabtesco	2,800	87
Nagase	25,500	355
Nagoya Railroad	4,500	134
Nakabayashi	4,800	23
Nakamoto Packs	900	12
Namco Bandai Holdings	25,500	1,586
Nanto Bank	10,500	245
NEC	24,500	1,033
NEC Capital Solutions	1,300	26
NET One Systems	24,800	668
Nexon	19,400	235
NGK Insulators	6,500	93
NGK Spark Plug	4,300	82
NH Foods	2,300	92
NichiiGakkan	7,300	120
Nidec	5,800	779
Nihon Chouzai	1,700	58
Nihon House Holdings	5,800	28
Nihon Kohden	122,400	3,594
Nihon Unisys	23,500	756
Nikkiso	21,500	229
Nikkon Holdings	13,900	316
Nikon	7,400	92
Nintendo	2,900	1,074
Nippon Antenna	900	8
Nippon Building Fund‡	36	276
Nippon Carbon	8,400	296
Nippon Electric Glass	18,100	402
Nippon Express	1,800	92
Nippon Kanzai	4,100	71
Nippon Paint Holdings	3,700	192
Nippon Parking Development	70,700	111
Nippon Prologis‡	48	131
Nippon Sheet Glass	65,100	389
Nippon Shokubai	5,100	290
Nippon Steel	21,600	302
Nippon Suisan Kaisha	28,300	160
Nippon Telegraph & Telephone	53,300	2,541
Nippon Television Holdings	40,720	521
Nippon Yusen	3,700	62

Description	Shares	Value (000)
Nishi-Nippon Financial Holdings	49,800	$349
Nissan Chemical	11,300	470
Nissan Motor	59,700	372
Nisshin Oillio Group	10,700	335
Nisshin Seifun Group	5,000	92
Nissin Electric	37,200	451
Nissin Foods Holdings	1,700	123
Nisso	6,700	69
Nitori Holdings	2,100	307
Nitta	4,100	109
Nitto Denko	85,100	4,095
Nitto Kogyo	8,500	161
Nojima	5,900	99
Nomura	25,700	324
Nomura Holdings	227,200	963
Nomura Real Estate Holdings	3,400	73
Nomura Real Estate Master Fund‡	110	199
Nomura Research Institute	17,000	338
Noritake	3,100	114
North Pacific Bank	87,400	185
NS Solutions	8,300	271
NS United Kaiun Kaisha	3,600	75
NSD	14,900	428
NSK	8,200	69
NTT Data	97,500	1,256
NTT DOCOMO	52,900	1,347
NuFlare Technology	7,120	505
Obayashi	88,100	877
Obic	4,160	474
OBIC Business Consultants	1,200	49
Odakyu Electric Railway	8,000	191
Oji Holdings	22,600	105
Oki Electric Industry	23,700	322
Olympus	520,400	7,007
Omron	109,300	5,973
One‡	244	716
Ono Pharmaceutical	10,300	186
Onward Holdings	37,400	194
Oracle Japan	2,400	208
Organo	12,500	554
Oriental Land	5,200	790
ORIX	34,900	519
Osaka Gas	10,200	195
Osaki Electric	8,700	53
OSJB Holdings	48,600	111
Otsuka	6,500	259
Otsuka Holdings	29,200	1,092
Oyo	1,600	16
Pan Pacific International Holdings	11,200	187
Panasonic	55,800	452
Park24	2,500	58
Pasona Group	1,200	17
PCA	2,800	100
Penta-Ocean Construction	43,300	239
PeptiDream*	2,400	114
Persol Holdings	16,000	302
Pigeon	3,100	128
Pola Orbis Holdings	2,000	45
Pressance	9,700	156
Prima Meat Packers	4,000	80
Proto	7,200	78
PS Mitsubishi Construction	32,900	220
Punch Industry	4,400	20
Raito Kogyo	1,500	20
Rakuten*	23,100	227

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Recruit Holdings	35,500	$1,080
Relia	60,300	751
Renesas Electronics*	114,600	744
Resona Holdings	357,440	1,531
Restar Holdings	6,700	109
Ricoh	17,300	156
Ricoh Leasing	6,500	210
Rinnai	3,400	228
Riso Kyoiku	50,400	205
Rohm	7,000	534
Roland DG	4,500	83
Round One	7,600	114
Ryohin Keikaku	14,100	263
Ryoyo Electro	7,800	133
S Foods	6,600	182
Saizeriya	27,400	703
SAMTY	19,700	343
San-In Godo Bank	8,300	50
Sanki Engineering	27,300	323
Sankyo	1,300	45
Sankyo Tateyama	7,500	87
Santen Pharmaceutical	9,800	170
Sato Holdings	4,100	111
Sawai Pharmaceutical	2,600	134
SBI Holdings	6,000	128
Scala	25,400	230
SCSK	6,600	309
SEC Carbon	2,500	189
Secom	11,000	1,004
Sega Sammy Holdings	36,300	508
Seibu Holdings	5,400	94
Seiko Epson	6,500	91
Seiko Holdings	14,700	324
Seikoh Giken	4,500	112
Sekisui Chemical	30,200	467
Sekisui House	16,600	326
Sekisui House‡	1,383	1,239
Senko	19,200	149
Seven & i Holdings	55,800	2,132
Seven Bank	16,800	46
SG Holdings	3,700	91
Sharp	5,400	60
Shibaura Mechatronics	2,300	61
Shiga Bank	10,149	230
Shikoku Bank	2,100	19
Shimadzu	11,900	300
Shimamura	700	55
Shimano	2,800	422
Shimizu	62,100	562
Shin Nippon Biomedical Laboratories*	35,200	217
Shin-Etsu Chemical	29,400	3,143
Shinsei Bank*	39,000	568
Shionogi	6,860	381
Shiseido	10,300	822
Shizuoka Bank	79,300	590
SHO-BOND Holdings	3,600	126
Showa	9,900	143
Showa Denko	3,400	89
Showa Sangyo	8,700	247
Sinko Industries	5,800	93
Sintokogio	9,200	83
SK-Electronics	19,900	348
SKY Perfect JSAT Holdings	69,600	281
SMC	1,500	639

Description	Shares	Value (000)
Softbank	44,000	$596
SoftBank Group	43,000	1,686
Softbrain	12,200	73
Sohgo Security Services	6,600	345
Sompo Holdings	28,100	1,174
Sony	42,800	2,513
Sony Financial Holdings	10,800	234
Stanley Electric	3,500	92
Starts	4,100	100
Sugi Holdings	2,300	124
SUMCO	6,600	89
Sumitomo	31,300	489
Sumitomo Chemical	38,800	174
Sumitomo Dainippon Pharma	3,900	64
Sumitomo Densetsu	8,900	181
Sumitomo Electric Industries	35,600	451
Sumitomo Heavy Industries	3,100	92
Sumitomo Metal Mining	9,600	297
Sumitomo Mitsui Financial Group	70,300	2,401
Sumitomo Mitsui Trust Holdings	15,100	544
Sumitomo Realty & Development	8,800	335
Sumitomo Riko	11,700	93
Sumitomo Rubber Industries	4,300	51
Sumitomo Warehouse	4,200	55
Sundrug	6,000	189
Suntory Beverage & Food	8,200	350
Suzuken	5,400	290
Suzuki Motor	9,300	395
SWCC Showa Holdings	15,900	128
Sysmex	4,220	282
System Research	4,000	71
Systena	33,600	498
T&D Holdings	31,300	331
Taiheiyo Cement	12,300	329
Taiho Kogyo, Cl A	1,858	13
Taiko Pharmaceutical	4,000	91
Taisei	5,300	205
Taisho Pharmaceutical Holdings	900	65
Taiyo Nippon Sanso	2,900	59
Taiyo Yuden	7,900	192
Takara Standard	6,800	112
Takasago International	900	22
Takasago Thermal Engineering	17,200	284
Takashimaya	33,900	395
Takeda Pharmaceutical	43,424	1,483
Takuma	20,500	232
Tama Home	43,100	556
Tamron	13,900	298
Tanseisha	26,200	293
Tatsuta Electric Wire and Cable	6,900	29
TDK	7,900	707
TechMatrix	22,000	473
TechnoPro Holdings	3,200	189
Teijin	4,000	77
Teikoku Tsushin Kogyo	1,600	17
Tekken	5,500	140
Terumo	215,000	6,919
T-Gaia	5,300	107
THK	3,400	89
TIS	17,000	980
Toa	1,900	21
Toa Road	400	13
Tobu Railway	5,200	168
TOC	2,300	18
Toho	6,600	289

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Toho Gas	1,900	$73
Toho Holdings	11,700	271
Tohoku Electric Power	12,200	119
Tokai	2,500	55
Tokio Marine Holdings	34,600	1,850
Tokuyama	4,500	103
Tokyo Century	900	42
Tokyo Dome	29,200	281
Tokyo Electric Power Holdings*	38,900	190
Tokyo Electron	4,100	781
Tokyo Electron Device	6,300	118
Tokyo Gas	19,000	478
Tokyo Keiki	1,900	16
Tokyo Ohka Kogyo	5,500	204
Tokyo Seimitsu	4,800	141
Tokyu	13,300	249
Tokyu Construction	89,000	680
Tokyu Fudosan Holdings	14,700	94
TOMONY Holdings	56,400	183
Tomy	35,400	404
Toppan Forms	20,300	192
Toppan Printing	7,600	134
Topre	7,800	123
Toray Industries	84,300	625
Torii Pharmaceutical	7,100	189
Torishima Pump Manufacturing	5,600	51
Tosei	6,200	73
Toshiba	13,600	415
Toshiba TEC	9,900	292
Tosoh	6,000	79
TOTO	4,100	153
Towa Pharmaceutical	15,000	347
Toyo Business Engineering	805	23
Toyo Construction	29,900	129
Toyo Machinery & Metal	2,300	12
Toyo Seikan Group Holdings	25,300	392
Toyo Suisan Kaisha	19,900	798
Toyoda Gosei	2,200	44
Toyota Industries	7,200	413
Toyota Motor	132,800	8,863
Toyota Tsusho	5,200	168
Transaction	29,300	279
Transcosmos*	4,300	104
Treasure Factory	3,200	40
Trend Micro*	3,400	162
Tsumura	5,400	144
Tsuruha Holdings	1,000	109
Ube Industries	15,800	318
ULS Group	500	13
Unicharm	10,100	319
UNITED	15,100	166
United Arrows	6,000	175
United Urban Investment‡	73	140
Ushio	22,800	322
USS	16,400	318
V Technology	1,700	83
ValueCommerce	11,500	182
Vital KSK Holdings	22,500	218
VT Holdings	30,800	126
Waseda Academy	2,200	16
WATAMI	6,600	83
Wealth Management	4,100	89
Welcia Holdings	1,100	55
West Japan Railway	20,100	1,698
Will Group	25,500	221

Description	Shares	Value (000)
World Holdings	3,400	$49
Yahoo Japan	66,600	187
Yakult Honsha	3,100	173
YAMABIKO	5,600	59
Yamada Denki*	13,800	67
Yamaguchi Financial Group	35,800	246
Yamaha	3,700	166
Yamaha Motor	6,900	125
Yamanashi Chuo Bank	6,600	63
Yamato Holdings	11,220	169
Yamazaki Baking	3,100	55
Yamazen	3,900	34
Yaskawa Electric	6,200	227
Yokogawa Electric	5,700	104
Yokohama Reito	14,600	140
Yokohama Rubber	2,700	54
Yokowo	3,200	87
Yossix	6,100	178
ZERIA Pharmaceutical	4,800	84
ZOZO	9,700	224

		290,216

Kenya – 0.0%
East African Breweries	371,978	694

Luxembourg – 0.1%
RTL Group	927	45
Ternium ADR	46,079	884

		929

Malaysia – 0.1%
Aeon M	120,400	42
AirAsia X*	136,400	5
Allianz Malaysia	6,200	20
Bermaz Auto	398,300	218
DRB-Hicom	116,000	66
Hong Leong Bank	25,700	100
Hong Leong Industries	5,500	14
Insas	326,100	64
Kenanga Investment Bank	85,500	10
KSL Holdings*	551,500	103
Malaysia Airports Holdings	114,200	236
Malaysian Pacific Industries	17,267	38
MISC	71,900	134
Padini Holdings	207,100	189
Petron Malaysia Refining & Marketing	98,639	125
Sime Darby	170,300	91
Supermax	100,400	38
Syarikat Takaful Malaysia Keluarga	24,000	34
Tropicana	48	—
Uchi Technologies	80,529	54
Unisem	160,827	74

		1,655

Mexico – 0.6%
Credito Real SOFOM ER	2,787	3
Fibra Uno Administracion‡	126,171	185
Genomma Lab Internacional, Cl B*	1,782,235	1,720
Gentera	1,225,146	1,016
Grupo Aeroportuario del Pacifico, Cl B	212,249	2,049
Grupo Financiero Banorte, Cl O	330,024	1,779
Grupo Financiero Inbursa, Cl O	580,404	740

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Grupo Lala, Cl B	648,355	$741
Grupo Televisa ADR	48,770	477
Industrias Bachoco	75,859	333
Nemak(A)	987,217	445
Vitro	18,814	41
Wal-Mart de Mexico	578,299	1,714

		11,243

Netherlands – 2.8%
Aalberts Industries	45,790	1,815
ABN AMRO Bank	11,334	200
Accell Group	2,608	63
Adyen*	256	169
Aegon	48,837	203
Akzo Nobel	77,262	6,888
Amsterdam Commodities	2,462	53
ArcelorMittal	49,647	698
ASM International	15,865	1,461
ASML Holding	13,406	3,321
ASR Nederland	11,193	413
Boskalis Westminster	185,489	3,869
Coca-Cola European Partners	2,070	116
Eurocommercial Properties‡	5,067	141
Euronext(A)	9,002	736
Fugro*	130,830	882
Heineken	25,576	2,764
Heineken Holding	3,037	302
ING Groep	407,779	4,269
Intertrust(A)	17,082	334
Koninklijke Ahold Delhaize	75,747	1,895
Koninklijke DSM	4,777	575
Koninklijke KPN	366,057	1,141
Koninklijke Philips	50,746	2,351
Koninklijke Volkerwessels	11,388	202
Koninklijke Vopak	1,983	102
NN Group	7,494	266
Prosus*	12,756	936
Randstad	69,094	3,396
RELX	190,536	4,533
Royal Dutch Shell, Cl A	30,255	887
SBM Offshore	314,290	5,224
Signify(A)	3,987	110
Sligro Food Group	140	4
Takeaway.com* (A)	1,061	85
Unibail-Rodamco-Westfield‡	2,964	432
Unilever	37,964	2,282
Van Lanschot Kempen	3,116	68
Wolters Kluwer	7,371	538

		53,724

New Zealand – 0.1%
a2 Milk*	18,245	151
Auckland International Airport	25,382	145
Fisher & Paykel Healthcare	15,577	169
Fletcher Building	23,733	77
Infratil	113,129	348
Meridian Energy	32,722	107
NZX	83,714	68
PGG Wrightson	6,591	10
Property for Industry‡	32,158	48
Ryman Healthcare	11,389	95
Skellerup Holdings	19,474	28
SKY Network Television	154,015	108
Spark New Zealand	171,622	474
Trustpower	32,176	167

Description	Shares	Value (000)
Vista Group International	20,539	$49

		2,044

Norway – 0.9%
Adevinta, Cl A*	10,414	121
Adevinta, Cl B*	8,764	101
Aker BP	3,097	83
Bakkafrost P	24,380	1,439
DNB	50,991	899
Elkem(A)	42,025	102
Equinor	57,508	1,094
Gjensidige Forsikring	5,662	112
Mowi	11,604	268
Norsk Hydro	32,182	113
Orkla	20,673	188
Salmar	3,345	147
Schibsted, Cl A	10,414	308
Schibsted, Cl B	11,534	323
SpareBank 1 BV	17,631	72
Sparebank 1 Oestlandet	26,700	245
SpareBank 1 SR-Bank	53,156	580
Sparebanken More	1,457	49
Telenor	18,888	379
TGS NOPEC Geophysical	151,800	3,853
Yara International	169,839	7,314

		17,790

Peru – 0.2%
Cia de Minas Buenaventura ADR	31,867	484
Credicorp	12,296	2,563

		3,047

Philippines – 0.0%
First Gen	162,100	77
Lopez Holdings	759,100	64
SSI Group	279,000	15
Wilcon Depot	184,519	59

		215

Poland – 0.3%
Asseco Poland	12,648	161
Cyfrowy Polsat	10,902	72
Enea*	60,238	130
Energa	62,376	99
Eurocash	73,473	385
Grupa Lotos	60,862	1,344
Jastrzebska Spolka Weglowa	6,115	33
LPP	440	944
Neuca	96	9
Polski Koncern Naftowy Orlen	64,848	1,595
Polskie Gornictwo Naftowe i Gazownictwo	65,399	77
Powszechna Kasa Oszczednosci Bank Polski	21,424	210
Powszechny Zaklad Ubezpieczen	20,387	190
TEN Square Games	193	6

		5,255

Portugal – 0.2%
Altri SGPS	76,265	507
Banco Espirito Santo* (B) (C)	46,916	—
EDP-Energias de Portugal	67,937	264
Galp Energia	113,708	1,713
Jeronimo Martins	5,808	98
Mota-Engil SGPS	46,101	91

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Sonae SGPS	333,324	$311

		2,984

Qatar – 0.1%
Mannai	7,450	7
Ooredoo QPSC	636,880	1,264
Qatar National Bank SAQ	134,324	712
United Development QSC	170,100	62

		2,045

Russia – 0.5%
Alrosa PJSC	622,332	715
Lukoil PJSC ADR	6,412	531
Magnit PJSC	8,284	454
Magnitogorsk Iron & Steel Works PJSC GDR	43,766	339
MMC Norilsk Nickel PJSC ADR	92,434	2,366
Novolipetsk Steel PJSC GDR	37,865	822
PhosAgro PJSC GDR	59,993	766
Polyus PJSC GDR	5,556	321
Sberbank of Russia PJSC ADR	122,106	1,731
Severstal PJSC GDR	53,292	765
Tatneft PJSC ADR	5,656	359
VEON ADR	23,598	57

		9,226

Singapore – 2.0%
Ascendas‡	68,100	154
Ascott Residence Trust‡	357,000	341
Asian Pay Television Trust	403,700	49
Best World International	17,700	17
Cache Logistics Trust‡	218,300	117
CapitaLand	63,300	162
CapitaLand Commercial Trust‡	73,974	111
CapitaLand Mall Trust‡	65,900	125
City Developments	11,500	82
ComfortDelGro	59,000	102
Dairy Farm International Holdings	31,400	198
DBS Group Holdings	277,034	5,011
Delfi	1,162,400	1,009
Frasers Property	82,600	105
Frencken Group	314,500	154
Genting Singapore	146,000	93
Golden Agri-Resources	140,800	23
Great Eastern Holdings	49,700	817
Haw Par	35,012	339
Hi-P International, Cl P	69,800	57
Hongkong Land Holdings	781,600	4,392
Hour Glass	112,000	65
Jardine Cycle & Carriage	2,533	55
Jardine Matheson Holdings	144,300	7,720
Jardine Strategic Holdings	5,600	167
Jumbo Group	71,700	19
Keppel	35,600	153
Mapletree Commercial Trust‡	771,200	1,277
Oversea-Chinese Banking	80,171	630
Parkway Life‡	118,700	269
Sasseur Real Estate Investment Trust‡	206,600	119
SATS	20,400	71
Sembcorp Industries	18,500	28
Silverlake Axis	335,700	112
Singapore Airlines	12,500	83
Singapore Exchange	20,400	125

Description	Shares	Value (000)
Singapore Medical Group*	27,700	$6
Singapore Press Holdings	46,200	69
Singapore Technologies Engineering	38,700	108
Singapore Telecommunications	1,830,600	4,106
Sunningdale Tech	66,700	59
Suntec‡	46,100	63
United Industrial	18,948	39
United Overseas Bank	450,970	8,372
UOL Group	12,285	67
Venture	77,200	855
Wilmar International	48,500	131
Yangzijiang Shipbuilding Holdings	413,300	287
Yanlord Land Group	159,300	135

		38,648

South Africa – 1.2%
Alviva Holdings	10,469	11
Anglo American	28,053	652
Anglo American Platinum	33,345	2,010
Astral Foods	3,160	31
Bid	61,725	1,313
Bidvest Group	140,532	1,771
Capitec Bank Holdings	27,388	2,328
Cie Financiere Richemont	74,996	553
Clicks Group	112,517	1,597
FirstRand	396,960	1,630
Gold Fields ADR	77,361	381
Grindrod	1,060,062	315
Harmony Gold Mining ADR*	32,915	93
Momentum Metropolitan Holdings	121,518	150
Peregrine Holdings	175,380	202
Raubex Group	307,768	387
Sasol	47,020	786
Standard Bank Group	179,911	2,075
Super Group*	130,668	239
Telkom	202,895	946
Tiger Brands	311,760	4,334
Tsogo Sun Gaming	153,344	133
Tsogo Sun Hotels*	148,686	40
Wilson Bayly Holmes-Ovcon	9,970	94

		22,071

South Korea – 2.8%
Actoz Soft*	3,934	37
AMOREPACIFIC Group	16,271	890
Cheil Worldwide	24,245	503
CJ Hello	45,601	238
Dae Han Flour Mills	86	12
Daelim Industrial	5,063	440
Daeyang Electric*	3,787	40
Deutsch Motors*	36,373	237
Dongyang E&P	10,103	99
Douzone Bizon	13,916	761
Fila Korea	5,103	247
Gravity ADR	417	14
GS Engineering & Construction	16,789	464
GS Home Shopping	1,907	248
GS Retail	7,415	256
Hana Financial Group	32,063	945
Hankook Tire & Technology	15,484	417
Hansol Technics*	9,546	56
HDC Hyundai Development - Engineering & Construction, Cl E	3,497	96
Hyundai Glovis	2,881	376

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Hyundai Motor	6,700	$751
Innocean Worldwide	7,836	436
Interpark	21,256	94
Interpark Holdings	47,727	93
JB Financial Group	9,678	45
Kia Motors	59,695	2,275
Korea Investment Holdings	6,441	405
KT	17,542	403
KT ADR	85,488	967
LG	19,264	1,127
LG Display	24,679	292
LG Electronics	31,796	1,792
LG Household & Health Care	2,398	2,620
LG Uplus	101,551	1,158
LOTTE Himart	1,119	28
MegaStudyEdu	1,335	38
Moorim Paper	15,148	34
Neowiz*	20,154	260
NHN*	6,396	334
Partron	20,826	223
POSCO	1,529	290
POSCO ADR	90,000	4,245
S-1, Cl 1	5,884	483
Samsung Electronics	278,233	11,409
Samsung Electronics GDR(A)	6,240	6,397
Samsung Engineering*	11,750	165
Samsung Fire & Marine Insurance	6,140	1,145
Samsung SDS	2,933	467
SeAH Holdings	225	15
Seohan	15,917	17
Shinhan Financial Group	57,418	2,007
SK Hynix	54,856	3,769
SK Telecom	9,902	1,999
UIL	6,402	28
Youngone Holdings	595	24

		52,211

Spain – 1.4%
Acerinox	36,809	315
ACS Actividades de Construccion y Servicios	6,599	264
Aena SME	1,692	310
Amadeus IT Group, Cl A	100,796	7,221
Applus Services	21,380	277
Banco Bilbao Vizcaya Argentaria	171,646	894
Banco de Sabadell	156,591	152
Banco Santander	1,654,824	6,740
Bankia	251,021	474
Bankinter	16,736	106
Bolsas y Mercados Espanoles SHMSF	8,837	223
CaixaBank	90,500	238
Cellnex Telecom	4,931	204
CIE Automotive	11,384	285
eDreams ODIGEO*	7,047	33
Enagas	5,896	137
Endesa	8,497	224
Faes Farma	67,059	342
Ferrovial	21,202	613
Gestamp Automocion(A)	78,474	366
Grifols	7,930	234
Grupo Empresarial San Jose*	18,706	138
Iberdrola	154,853	1,609
Indra Sistemas*	31,972	277
Industria de Diseno Textil	28,057	868

Description	Shares	Value (000)
Mapfre	31,658	$85
Masmovil Ibercom*	16,540	336
Mediaset Espana Comunicacion	16,938	109
Naturgy Energy Group	7,623	202
Pharma Mar*	5,117	10
Red Electrica	10,976	223
Repsol	37,182	581
Siemens Gamesa Renewable Energy	6,791	92
Talgo* (A)	15,272	84
Telefonica	120,224	917
Viscofan	12,377	580

		25,763

Sweden – 1.7%
AddNode Group, Cl B	3,262	53
AddTech, Cl B	789	21
AF POYRY, Cl B	8,663	175
Alfa Laval	7,725	152
Arjo	89,437	339
Assa Abloy, Cl B	138,448	3,082
Atlas Copco, Cl A	17,680	545
Atlas Copco, Cl B	10,330	280
Avanza Bank Holding	10,568	86
Axfood	17,839	379
Bergman & Beving, Cl B	5,478	47
Biotage	26,498	275
Boliden	6,579	151
BTS Group, Cl B*	574	11
Bufab	4,757	49
Bure Equity	27,252	399
Clas Ohlson, Cl B	25,072	241
Cloetta, Cl B	124,791	358
Concentric	5,141	63
Dios Fastigheter	63,098	551
Electrolux	6,185	147
Elekta, Cl B	40,659	536
Enea	3,656	53
Enlabs*	10,416	23
Eolus Vind, Cl B	17,511	186
Epiroc, Cl A	17,155	186
Epiroc, Cl B	10,544	109
Essity, Cl B	113,896	3,324
Evolution Gaming Group(A)	23,193	456
Fastighets Balder, Cl B*	51,420	1,948
Ferronordic Machines	3,314	45
Fortnox	13,561	227
GARO	2,645	84
Getinge, Cl B	79,719	1,116
Hemfosa Fastigheter	57,196	579
Hennes & Mauritz, Cl B	20,629	399
Hexagon, Cl B	6,528	315
Hoist Finance(A)	66,707	379
Husqvarna, Cl B	12,023	91
ICA Gruppen	2,452	113
Industrivarden, Cl C	3,830	84
Instalco	15,693	161
Intrum	10,897	274
Investor, Cl B	11,986	585
Inwido	39,659	214
Kinnevik	5,807	153
Kungsleden	45,953	417
L E Lundbergforetagen, Cl B	1,719	65
Lagercrantz Group, Cl B	4,907	63
Lifco, Cl B	3,212	151

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Lindab International	66,353	$677
Lundin Petroleum	4,862	145
Millicom International Cellular	8,273	401
Moberg Pharma*	30,769	212
Modern Times Group, Cl B	15,460	128
NetEnt	37,077	114
Nordea Bank Abp	158,182	1,122
Nordic Entertainment Group, Cl B	30,653	725
NP3 Fastigheter	2,267	23
Nyfosa*	64,506	439
Orexo*	17,252	94
Pricer, Cl B	39,505	50
Recipharm, Cl B	10,147	136
Rejlers, Cl B	2,297	26
Resurs Holding(A)	64,416	382
Sandvik	93,850	1,463
Sectra, Cl B*	4,088	135
Securitas, Cl B	8,369	128
Sintercast	348	5
Skandinaviska Enskilda Banken, Cl A	41,871	385
Skanska, Cl B	8,469	172
SKF, Cl B	9,670	160
SkiStar	12,571	161
SSAB, Cl A	64,100	178
Svenska Handelsbanken, Cl A	139,754	1,308
Sweco, Cl B	5,194	148
Swedbank, Cl A	23,888	344
Swedish Match	15,487	640
Swedish Orphan Biovitrum*	8,757	134
Tele2, Cl B	13,022	194
Telefonaktiebolaget LM Ericsson, Cl B	80,704	645
Telia	70,908	317
Tethys Oil	6,487	52
Vitec Software Group, Cl B	4,373	62
Vitrolife	18,166	297
Volvo, Cl B	39,121	548
Wihlborgs Fastigheter	47,737	776

		32,666

Switzerland – 6.7%
ABB	47,380	931
Adecco Group	28,595	1,582
Alcon*	47,800	2,787
ALSO Holding	2,159	308
ams	8,870	394
Ascom Holding	9,108	94
Baloise Holding	1,306	234
Barry Callebaut	60	124
Cembra Money Bank	3,595	375
Chocoladefabriken Lindt & Spruengli	3	248
Chocoladefabriken Lindt & Spruengli PC	28	207
Cie Financiere Richemont	117,496	8,619
Clariant	4,528	88
Coca-Cola	5,406	177
Credit Suisse Group	66,259	812
DKSH Holding	4,900	245
Dufry	1,234	103
EMS-Chemie Holding	192	120
Geberit	5,645	2,696
Givaudan	243	678
Gurit Holding	53	71

Description	Shares	Value (000)
Helvetia Holding	9,169	$1,265
Huber + Suhner	1,058	68
Julius Baer Group	59,679	2,644
Kardex	1,154	159
Kuehne + Nagel International	1,380	203
LafargeHolcim	157,609	7,757
Landis+Gyr Group	1,034	93
Lastminute.com*	2,209	85
Logitech International	18,808	763
Lonza Group	1,956	661
Nestle	228,845	24,827
Novartis	251,634	21,818
Pargesa Holding	1,077	83
Partners Group Holding	480	368
Roche Holding	64,450	18,756
Schindler Holding	541	121
Schindler Holding PC	1,038	232
SGS	140	347
SIG Combibloc Group	13,245	177
Sika	20,732	3,032
Sonova Holding	4,732	1,100
Straumann Holding	276	226
Sulzer	2,965	292
Swatch Group	1,404	71
Swatch Group BR	20,557	5,456
Swiss Life Holding	866	414
Swiss Prime Site	2,052	201
Swiss Re	7,850	819
Swisscom	650	321
Swissquote Group Holding	1,695	70
Tamedia	514	51
Temenos*	1,687	282
UBS Group	578,755	6,571
Vifor Pharma	1,194	191
VZ Holding	213	64
Zehnder Group	577	23
Zurich Insurance Group	17,340	6,637

		127,141

Taiwan – 2.1%
AU Optronics ADR	590,986	1,454
ChipMOS Technologies ADR	8,333	169
Chroma ATE	116,000	551
Delta Electronics	231,516	990
E.Sun Financial Holding	2,074,723	1,756
Giant Manufacturing	122,414	835
Merida Industry	66,428	379
PChome Online	150,587	631
Taiwan Semiconductor
Manufacturing	456,000	4,014
Taiwan Semiconductor
Manufacturing ADR	492,012	22,868
Teco Electric and Machinery	1,223,387	986
Uni-President Enterprises	1,222,000	2,945
United Microelectronics ADR	498,001	1,041
Yungtay Engineering	641,000	1,307

		39,926

Thailand – 0.5%
Airports of Thailand	956,800	2,338
Bangchak NVDR	160,900	143
Bangkok Bank	46,900	266
Bangkok Bank NVDR	21,200	120
BEC World*	617,700	149
CP ALL	910,200	2,418

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
Kasikornbank	108,900	$558
PTG Energy NVDR	827,100	508
PTT NVDR	1,380,300	2,088
PTT Exploration & Production
NVDR	112,100	443
Thai Oil NVDR	64,700	148

		9,179

Turkey – 0.5%
Akbank T.A.S.	1,085,533	1,560
Albaraka Turk Katilim Bankasi*	44,267	11
Anadolu Cam Sanayii	44,655	25
Arcelik	39,404	133
Dogan Sirketler Grubu Holding	2,244,390	609
Dogus Otomotiv Servis ve Ticaret	91,794	127
Enka Insaat ve Sanayi	49,360	49
Eregli Demir ve Celik Fabrikalari	535,664	650
Haci Omer Sabanci Holding	562,312	953
Tekfen Holding	5,919	20
Turkiye Garanti Bankasi*	1,393,068	2,518
Turkiye Is Bankasi, Cl C	1,029,411	1,143
Turkiye Sise ve Cam Fabrikalari	421,190	348
Ulker Biskuvi Sanayi	99,979	348
Vestel Elektronik Sanayi ve
Ticaret*	182,299	323
Yapi ve Kredi Bankasi*	1,522,527	650

		9,467

United Arab Emirates – 0.0%
Abu Dhabi Islamic Bank PJSC	308,336	427
Aldar Properties PJSC	290,415	165
Emirates NBD PJSC	10,430	37

		629

United Kingdom – 13.9%
3i Group	159,394	2,286
4imprint Group	8,929	329
888 Holdings	31,902	60
Admiral Group	41,300	1,076
Aggreko	412,784	4,217
Anglo American	306,721	7,057
Antofagasta	63,567	703
Ashmore Group	69,680	434
Ashtead Group	12,267	341
Associated British Foods	8,986	254
AstraZeneca	34,136	3,048
Auto Trader Group	146,839	921
Avast(A)	129,031	615
Aviva	103,306	507
BAE Systems	222,017	1,556
Bank of Ireland Group	11,295	45
Barclays	1,930,440	3,570
Barratt Developments	63,178	503
Barrick Gold	6,440	116
Begbies Traynor Group	81	—
Berkeley Group Holdings	69,739	3,584
BHP Group	369,212	7,863
BP	832,469	5,280
British American Tobacco	65,861	2,435
British Land‡	22,005	158
Britvic	49,014	593
BT Group, Cl A	222,575	489
Bunzl	67,114	1,754
Burberry Group	10,870	291
Capita	289,578	516

Description	Shares	Value (000)
Capital & Regional‡	394,363	$97
Card Factory	61,293	126
Carnival	91,022	3,772
Centrica	158,288	144
Charter Court Financial Services Group(A)	21,587	80
Cineworld Group	88,818	249
Close Brothers Group	12,842	222
Cobham*	865,086	1,668
Codemasters Group Holdings*	32,388	88
Compass Group	372,553	9,587
Computacenter	11,819	188
Consort Medical	4,741	44
ConvaTec Group	408,870	881
Cranswick	6,236	226
Crest Nicholson Holdings	63,627	296
CRH	6,900	237
Croda International	3,458	207
CVS Group	18,806	236
Daily Mail & General Trust, Cl A	20,164	211
Dart Group	67,218	757
DCC	16,904	1,475
Devro	84,569	197
Diageo	440,482	18,051
Dialog Semiconductor*	17,395	823
Direct Line Insurance Group	35,654	132
Drax Group	296,405	1,007
DS Smith	210,304	932
Dunelm Group	90,634	934
easyJet	43,527	615
Elektron Technology*	37,991	25
EMIS Group	86,633	1,082
Endava ADR*	3,900	148
Euromoney Institutional Investor	7,500	136
Evraz	12,827	74
Experian	308,475	9,859
FDM Group Holdings	30,857	280
Ferguson	5,869	429
Ferrexpo	11,192	22
Firstgroup*	112,445	190
Flutter Entertainment	13,097	1,225
Forterra(A)	29,442	103
Fresnillo	4,917	41
Future	36,817	555
G4S	373,091	868
Games Workshop Group	11,400	662
GCP Student Living‡	4,387	9
Genel Energy	91,368	207
Georgia Capital*	21,170	266
GlaxoSmithKline	129,839	2,785
Glencore	628,740	1,892
Global Ports Investments GDR*	214,134	638
Globaltrans Investment GDR	37,984	327
Go-Ahead Group	13,255	328
Greggs	51,482	1,323
GVC Holdings	134,572	1,230
Halma	9,640	234
Hargreaves Lansdown	7,211	184
Hays	371,181	688
Hill & Smith Holdings	11,443	176
HomeServe	137,901	2,011
Hon Hai Precision Industry GDR	168,705	795
Howden Joinery Group	91,697	632
HSBC Holdings	526,317	4,042
IG Group Holdings	69,064	512

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
IMI	220,095	$2,599
Imperial Brands	25,149	565
Inchcape	68,520	532
Informa	119,088	1,248
IntegraFin Holdings	1,981	10
InterContinental Hotels Group	4,570	285
Intermediate Capital Group	29,743	532
International Personal Finance	199,380	272
Intertek Group	49,203	3,314
Investec	92,158	474
ITV	662,032	1,025
J D Wetherspoon	4,377	83
J Sainsbury	41,496	112
John Wood Group	72,326	337
Johnson Matthey	4,938	186
Jupiter Fund Management	123,985	542
Just Eat*	257,408	2,114
Kainos Group	8,852	49
Kerry Group, Cl A	4,189	490
Kingfisher	54,348	138
Kingspan Group	3,953	193
Land Securities Group‡	19,033	200
Legal & General Group	157,321	480
Lloyds Banking Group	11,751,578	7,820
London Stock Exchange Group	8,179	735
Lookers	55,987	39
Man Group	247,591	532
Marks & Spencer Group	50,558	115
Marston’s	872,686	1,325
McCarthy & Stone(A)	82,718	148
Meggitt	20,578	161
Melrose Industries	122,461	304
Merlin Entertainments(A)	351,915	1,958
Micro Focus International ADR	4,526	64
Micro Focus International	4,238	59
Mitchells & Butlers	67,083	316
Mitie Group	74,027	133
Mondi	12,440	238
Moneysupermarket.com Group	57,283	267
National Express Group	122,683	653
National Grid	116,286	1,260
NewRiver‡	59,164	141
Next	3,602	274
NMC Health	2,122	71
Non-Standard Finance(A)	128,595	63
Ocado Group*	11,542	188
Oxford Instruments	3,440	54
Pagegroup	42,996	232
Patisserie Holdings*	3,055	—
PayPoint	12,245	137
Pearson	19,839	180
Persimmon	8,240	220
Petrofac	19,226	95
Pets at Home Group	377,771	968
Phoenix Group Holdings	24,481	208
Playtech	31,572	166
Polar Capital Holdings	9,928	66
Provident Financial	63,557	318
Prudential	135,002	2,448
Rathbone Brothers	7,358	201
Reach	55,123	60
Reckitt Benckiser Group	99,651	7,773
Redrow	55,337	420
Regional‡ (A)	85,190	108
RELX	191,847	4,558

Description	Shares	Value (000)
Rentokil Initial	46,956	$270
Rhi Magnesita	8,035	401
Rightmove	381,458	2,582
Rio Tinto	105,367	5,453
RM	349	1
Rolls-Royce Holdings	426,741	4,158
Rotork	55,988	214
Royal Bank of Scotland Group	127,823	326
Royal Dutch Shell, Cl A	113,261	3,320
Royal Dutch Shell, Cl B	369,313	10,879
RSA Insurance Group	26,754	176
RWS Holdings	20,269	146
Sage Group	28,889	246
Samsung Electronics GDR	770	784
Schroders	2,906	110
SDL	8,777	58
Segro‡	29,143	292
Serco Group*	499,313	916
Severn Trent	6,149	164
Sirius Real Estate	76,117	71
Smith & Nephew	40,270	970
Smiths Group	285,061	5,503
Softcat	29,892	368
Spectris	146,427	4,400
Spirax-Sarco Engineering	1,869	180
Spirent Communications	10,525	26
SSE	28,084	430
SSP Group	182,986	1,395
St. James’s Place	49,104	591
Standard Chartered	220,852	1,858
Standard Life Aberdeen	65,429	230
State Bank of India GDR*	53,780	2,065
Tate & Lyle	153,101	1,386
Taylor Wimpey	82,862	165
Ted Baker	7,471	89
Tesco	3,434,899	10,179
Thomas Cook Group	693,862	—
TP ICAP	8,614	36
Travis Perkins	408,690	6,487
TUI	50,498	587
Unilever	64,639	3,886
United Utilities Group	17,592	178
Vesuvius	40,499	227
Victrex	33,259	882
Vodafone Group	822,327	1,638
Weir Group	252,288	4,422
WH Smith	30,171	737
Whitbread	3,305	174
WM Morrison Supermarkets	65,418	161
Workspace Group‡	14,454	171
WPP	301,338	3,772
X5 Retail Group GDR	22,281	779

		263,456

United States – 1.0%

Communication Services – 0.2%
Perion Network*	11,171	55
Yandex, Cl A*	85,595	2,997

		3,052

Consumer Staples – 0.1%
Coca-Cola European Partners	10,350	574
Nomad Foods*	44,400	910

  KP International Equity Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)
PriceSmart	11,624	$826

		2,310

Energy – 0.0%
Frontline*	13,600	124

Health Care – 0.0%
AC Immune*	5,143	25

Industrials – 0.6%
AerCap Holdings*	3,102	170
Canadian National Railway	77,307	6,947
Copa Holdings, Cl A	33,300	3,288
Ritchie Bros Auctioneers	2,365	94

		10,499

Information Technology – 0.1%
AudioCodes	24,000	454
Camtek*	5,747	54
CyberArk Software*	1,600	160
Genpact	14,133	548
NXP Semiconductors	7,359	803
Sapiens International	4,688	92
Wix.com*	1,200	140

		2,251

Materials – 0.0%
Freeport-McMoRan	75,130	719

Utilities – 0.0%
Atlantica Yield	22,885	551

		19,531

Total Common Stock (Cost $1,766,302) (000)		1,824,349

Preferred Stock — 0.6%
Alpargatas*	293,872	1,830
Banco Bradesco	77,437	633
Banco do Estado do Rio Grande do Sul	103,400	560
Bayerische Motoren Werke	1,313	73
Cia de Transmissao de Energia Eletrica Paulista	100,468	594
Cia Paranaense de Energia	16,900	203
Corem Property Group	2,495	94
FUCHS PETROLUB	79,880	2,999
Grupo Aval Acciones y Valores	771,793	289
Henkel & KGaA	4,502	446
Itausa - Investimentos Itau	201,217	642
Porsche Automobil Holding	4,066	265
Sartorius	964	176
Schaeffler	42,417	326
STO & KGaA	969	101
Telefonica Brasil	63,800	843
Volkswagen	11,213	1,907

Total Preferred Stock (Cost $10,792) (000)		11,981

Description	Face Amount	Value (000)
Corporate Obligation — 0.0%

Consumer Staples – 0.0%
Britannia Industries 8.000%, 08/28/22 (INR)	$916	$13

Total Corporate Obligation (Cost $13) (000)		13

Rights — 0.0%

	Number of Rights
Centuria Metropolitan, Expires 10/3/2019*	368	–
Harvey Norman Holdings, Expires 10/16/2019*	771	1
Pan American Silver, Expires *	20,581	8

Total Rights (Cost $–) (000)		9

Warrants — 0.0%

	Number of Warrants
Ezion Holdings, Expires 4/16/2023* (B) (C)	77,880	–

Total Warrants (Cost $–) (000)		–

Short-Term Investment — 2.3%

	Shares
State Street Institutional Treasury
Money Market Fund, Cl Premier, 1.650% (D)	43,686,053	43,686

Total Short-Term Investment (Cost $43,686) (000)		43,686

Total Investments In Securities — 99.2% (Cost $1,820,793) (000)		$1,880,038

Percentages are based on Net Assets of $1,895,060 (000).

A list of the open futures contracts held by the Fund at September 30, 2019, is as follows (000):

Type of Contract	Number of Contracts Long)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)

MSCI EAFE Index	231	Dec-2019	$21,966	$21,927	$(40)
S&P TSX 60 Index	15	Dec-2019	2,259	2,256	(5)

			$24,225	$24,183	$(45)

‡	Real Estate Investment Trust
*	Non-income producing security.

KP International Equity Fund

Schedule of Investments

September 30, 2019 (unaudited)

(A)

Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at September 30, 2019 was $18,163 (000) and represents 1.0% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2019, was $0 (000) and represented 0.00% of net assets.

(D)	The rate reported is the 7-day effective yield as of September 30, 2019.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

INR — Indian Rupee

MSCI — Morgan Stanley Capital International

NVDR — Non-voting Depository Receipt

PJSC — Public Joint-Stock Company

S&P — Standard & Poor’s

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of September 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments In Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$69,235	$–	$–	$69,235
Austria	4,360	–	–	4,360
Belgium	12,171	–	–	12,171
Brazil	38,289	–	–	38,289
Canada	78,834	–	–	78,834
Chile	3,036	–	–	3,036
China	55,264	–	–	55,264
Colombia	1,904	–	–	1,904
Cypress	195	–	–	195
Czech Republic	509	–	–	509
Denmark	29,185	–	–	29,185
Egypt	95	–	–	95
Finland	12,118	–	–	12,118
France	131,815	–	–	131,815
Germany	103,966	–	–	103,966
Greece	6,428	–	–	6,428
Hong Kong	113,859	–	–	113,859
Hungary	1,620	–	–	1,620
India	53,940	–	–	53,940
Indonesia	10,613	–	–	10,613
Ireland	13,332	–	–	13,332
Israel	4,417	5,730	–	10,147
Italy	31,679	–	–	31,679
Japan	290,216	–	–	290,216
Kenya	694	–	–	694
Luxembourg	929	–	–	929
Malaysia	1,655	–	–	1,655
Mexico	11,243	–	–	11,243
Netherlands	53,724	–	–	53,724
New Zealand	2,044	–	–	2,044
Norway	17,790	–	–	17,790
Peru	3,047	–	–	3,047
Philippines	215	–	–	215
Poland	5,255	–	–	5,255
Portugal	2,984	–	–	2,984
Qatar	2,045	–	–	2,045
Russia	9,226	–	–	9,226
Singapore	38,648	–	–	38,648
South Africa	22,071	–	–	22,071

Investments In Securities	Level 1	Level 2	Level 3^	Total
South Korea	$52,211	$–	$–	$52,211
Spain	25,763	–	–	25,763
Sweden	32,666	–	–	32,666
Switzerland	127,141	–	–	127,141
Taiwan	25,532	14,394	–	39,926
Thailand	9,179	–	–	9,179
Turkey	9,467	–	–	9,467
United Arab Emirates	629	–	–	629
United Kingdom	263,456	–	–	263,456
United States	19,531	–	–	19,531

Total Common Stock	1,804,225	20,124	–	1,824,349

Preferred Stock	11,981	–	–	11,981
Corporate Obligation	13	–	–	13
Rights	9	–	–	9
Warrants	–	–	–	–
Short-Term Investment	43,686	–	–	43,686

Total Investments in Securities	$1,859,914	$20,124	$–	$1,880,038

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(45)	$—	$—	$ (45)

Total Other Financial Instruments	$(45)	$—	$—	$ (45)

**	Futures contracts are valued at the unrealized depreciation on the instrument.

^

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended September 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended September 30, 2019, securities with a total value of $20,124 (000) transferred from Level 1 to Level 2. For the period ended September 30, 2019, securities with a total value of $ 0 (000) transferred from Level 1 to Level 3. For the period ended September 30, 2019, securities with a total value of $0 (000) were considered Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations — 27.3%

U.S. Treasury Bonds
5.375%, 02/15/31	$1,000	$1,379
5.000%, 05/15/37	2,240	3,304
4.750%, 02/15/37	10,315	14,782
4.625%, 02/15/40	500	724
4.500%, 02/15/36 - 05/15/38	1,300	1,809
4.375%, 02/15/38 - 05/15/41	5,562	7,793
4.250%, 11/15/40	1,250	1,735
3.875%, 08/15/40	500	661
3.750%, 08/15/41 - 11/15/43	4,050	5,320
3.625%, 08/15/43 - 02/15/44	2,700	3,488
3.500%, 02/15/39	2,420	3,031
3.375%, 05/15/44 - 11/15/48	14,201	18,037
3.125%, 02/15/42 - 05/15/48	13,207	16,013
3.000%, 11/15/44 - 02/15/49	30,149	35,807
2.875%, 05/15/43 - 05/15/49	5,083	5,897
2.750%, 08/15/42 - 11/15/47	19,686	22,285
2.500%, 02/15/45 - 05/15/46	2,000	2,153
2.250%, 08/15/46 - 08/15/49	2,420	2,482

U.S. Treasury Notes
3.125%, 11/15/28	2,700	3,031
3.000%, 09/30/25 - 10/31/25	3,000	3,240
2.875%, 10/15/21 - 08/15/28	41,540	43,877
2.750%, 08/15/21 - 02/15/28	38,599	40,321
2.625%, 11/15/20 - 02/15/29	63,368	65,810
2.500%, 02/28/21 - 01/31/25	34,999	36,168
2.375%, 12/31/20 - 05/15/29	32,924	34,006
2.250%, 02/15/21 - 11/15/27	33,711	34,703
2.125%, 08/15/21 - 05/31/26	23,528	24,071
2.000%, 01/15/21 - 11/15/26	30,992	31,515
1.875%, 12/15/20 - 07/31/26	19,887	20,119
1.750%, 11/15/20 - 07/31/24	40,791	40,999
1.625%, 10/15/20 - 08/15/29	32,609	32,522
1.500%, 08/31/21 - 08/15/26	24,716	24,644
1.375%, 10/31/20 - 08/31/26	11,199	11,102
1.250%, 03/31/21 - 08/31/24	9,003	8,900
1.125%, 02/28/21 - 09/30/21	9,500	9,407

Total U.S. Treasury Obligations (Cost $580,936) (000)		611,135

Corporate Obligations — 25.1%

Communication Services – 1.7%

Activision Blizzard
3.400%, 09/15/26	50	52

Alphabet
3.375%, 02/25/24	100	107

America Movil
6.125%, 03/30/40	250	339

AT&T
5.250%, 03/01/37	3,073	3,617
4.900%, 08/15/37	150	170
4.850%, 03/01/39	70	79
4.500%, 03/09/48	100	108
4.350%, 06/15/45	600	631
4.300%, 02/15/30	333	366
4.125%, 02/17/26	200	216

Description	Face Amount (000)	Value (000)
4.100%, 02/15/28	$253	$274
3.800%, 03/01/24	200	211
3.800%, 02/15/27	150	159
3.600%, 07/15/25	2,073	2,182
3.400%, 05/15/25	2,447	2,553
3.200%, 03/01/22	3,050	3,124
2.950%, 07/15/26	200	202
2.450%, 06/30/20	2,002	2,007

Baidu
3.875%, 09/29/23	200	208

Bell Canada
4.464%, 04/01/48	15	18
4.300%, 07/29/49	30	34

British Telecommunications
5.125%, 12/04/28	200	229

CBS
3.375%, 03/01/22	150	153
2.900%, 06/01/23	100	102

Charter Communications Operating
6.484%, 10/23/45	150	182
6.384%, 10/23/35	150	182
5.375%, 04/01/38	100	112
5.375%, 05/01/47	100	109
4.500%, 02/01/24	100	107

Comcast
4.950%, 10/15/58	25	32
4.700%, 10/15/48	2,816	3,448
4.600%, 10/15/38	614	734
4.400%, 08/15/35	100	117
4.250%, 10/15/30	25	28
4.250%, 01/15/33	500	575
4.150%, 10/15/28	45	51
4.000%, 08/15/47	200	220
3.999%, 11/01/49	300	333
3.950%, 10/15/25	50	54
3.900%, 03/01/38	100	110
3.700%, 04/15/24	55	59
3.450%, 10/01/21	40	41
3.375%, 02/15/25	125	132
3.300%, 10/01/20	25	25
3.150%, 03/01/26	50	52
2.750%, 03/01/23	100	103

Deutsche Telekom International Finance BV
8.750%, 06/15/30	100	148

Discovery Communications
5.300%, 05/15/49	40	44
5.000%, 09/20/37	150	161
3.800%, 03/13/24	50	52
2.950%, 03/20/23	50	51

Fox
4.709%, 01/25/29 (A)	200	228

Interpublic Group
5.400%, 10/01/48	25	30
3.750%, 10/01/21	100	102

NBCUniversal Media
4.375%, 04/01/21	100	104

Omnicom Group
3.600%, 04/15/26	100	105

Orange
5.375%, 01/13/42	200	257

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
4.125%, 09/14/21	$100	$104

RELX Capital
3.125%, 10/15/22	100	102

Rogers Communications
4.350%, 05/01/49	75	86
4.300%, 02/15/48	40	46
2.900%, 11/15/26	50	51

Telefonica Emisiones
5.462%, 02/16/21	110	115
5.213%, 03/08/47	150	175
4.895%, 03/06/48	150	167

TELUS
4.600%, 11/16/48	50	59

Tencent Holdings
2.875%, 02/11/20 (A)	643	644

Thomson Reuters
3.350%, 05/15/26	100	103

TWDC Enterprises 18
3.700%, 12/01/42	72	81
3.150%, 09/17/25	100	107

Verizon Communications
5.250%, 03/16/37	100	124
5.012%, 04/15/49	250	314
4.862%, 08/21/46	250	305
4.812%, 03/15/39	100	120
4.522%, 09/15/48	884	1,045
4.400%, 11/01/34	400	458
4.329%, 09/21/28	255	289
4.272%, 01/15/36	1,407	1,582
4.016%, 12/03/29	250	278
3.875%, 02/08/29	10	11
3.376%, 02/15/25	150	158
2.625%, 08/15/26	135	137

Viacom
6.875%, 04/30/36	100	131
4.375%, 03/15/43	495	510

Vodafone Group
4.875%, 06/19/49	1,546	1,721
4.375%, 05/30/28	200	221
4.375%, 02/19/43	300	310
4.250%, 09/17/50	455	463
3.750%, 01/16/24	200	211

Walt Disney
6.400%, 12/15/35 (A)	735	1,059
4.500%, 02/15/21 (A)	100	103
3.700%, 10/15/25 (A)	20	22
2.750%, 09/01/49	250	240
2.000%, 09/01/29	300	292

		37,173

Consumer Discretionary – 1.0%

Adani Ports & Special Economic Zone
3.375%, 07/24/24 (A)	1,919	1,929

AI Candelaria Spain SLU
7.500%, 12/15/28 (A)	360	409

Alibaba Group Holding
4.000%, 12/06/37	250	273

Amazon.com
4.800%, 12/05/34	100	125
4.050%, 08/22/47	150	180

Description	Face Amount (000)	Value (000)
3.875%, 08/22/37	$100	$115
2.800%, 08/22/24	250	260

American Honda Finance
2.650%, 02/12/21	100	101
2.600%, 11/16/22	50	51

Aptiv
4.150%, 03/15/24	40	42

AutoNation
3.800%, 11/15/27	25	25

AutoZone
3.750%, 06/01/27	100	107

Best Buy
4.450%, 10/01/28	25	27

Block Financial
4.125%, 10/01/20	200	203

Booking Holdings
2.750%, 03/15/23	50	51

Council of Europe Development Bank
2.500%, 02/27/24	60	62

Diageo Capital
2.375%, 10/24/29	200	198

Diageo Investment
2.875%, 05/11/22	100	102

Dollar General
4.150%, 11/01/25	25	27
4.125%, 05/01/28	35	38

Dollar Tree
4.200%, 05/15/28	45	48
4.000%, 05/15/25	100	106

eBay
2.750%, 01/30/23	250	253

Expedia Group
4.500%, 08/15/24	100	108
3.250%, 02/15/30 (A)	2,119	2,113

Ford Motor
5.291%, 12/08/46	150	139
4.346%, 12/08/26	45	45

Ford Motor Credit
5.875%, 08/02/21	200	209
5.584%, 03/18/24	200	213
4.542%, 08/01/26	1,068	1,067
3.339%, 03/28/22	200	200
2.343%, 11/02/20	200	199

GEMS MENASA Cayman
7.125%, 07/31/26 (A)	1,080	1,114

General Motors
6.750%, 04/01/46	250	286
6.250%, 10/02/43	907	994
5.950%, 04/01/49	100	107
5.200%, 04/01/45	150	148
5.150%, 04/01/38	100	101

General Motors Financial
4.300%, 07/13/25	100	104
4.200%, 11/06/21	100	103
4.000%, 01/15/25	100	103
4.000%, 10/06/26	50	50
3.700%, 05/09/23	100	102
3.550%, 04/09/21	150	152
2.450%, 11/06/20	2,774	2,773

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)(1)	Value (000)

Grupo Televisa
7.250%, 05/14/43 (MXN)	2,840	$107
5.000%, 05/13/45	200	213

Hasbro
3.500%, 09/15/27	30	31

Home Depot
5.875%, 12/16/36	150	208
4.400%, 04/01/21	100	103
4.250%, 04/01/46	100	120
3.900%, 12/06/28	40	45
3.900%, 06/15/47	50	57
2.950%, 06/15/29	100	105
2.800%, 09/14/27	50	52
2.625%, 06/01/22	100	102
2.000%, 04/01/21	100	100

Hyatt Hotels
4.375%, 09/15/28	50	55

Las Vegas Sands
3.900%, 08/08/29	40	41
3.200%, 08/08/24	45	46

Lear
5.250%, 01/15/25	45	47

Leggett & Platt
4.400%, 03/15/29	50	54

Lowe’s
4.550%, 04/05/49	1,037	1,193
4.050%, 05/03/47	100	107
3.650%, 04/05/29	200	214
3.100%, 05/03/27	100	103
2.500%, 04/15/26	50	50

Macy’s Retail Holdings
3.625%, 06/01/24	100	100

Magna International
3.625%, 06/15/24	50	53

Marriott International
4.150%, 12/01/23	50	53
3.125%, 10/15/21	100	101

McDonald’s
4.450%, 03/01/47	150	172
3.625%, 09/01/49	100	101
3.500%, 03/01/27	100	107
3.375%, 05/26/25	100	106
3.350%, 04/01/23	130	136
2.750%, 12/09/20	20	20

Newell Brands
3.850%, 04/01/23	99	102

Nordstrom
5.000%, 01/15/44	100	93
4.000%, 03/15/27	30	31

O’Reilly Automotive
4.350%, 06/01/28	50	56
3.550%, 03/15/26	50	53

President & Fellows of Harvard College
3.150%, 07/15/46	100	107

QVC
4.450%, 02/15/25	65	68

Sands China
4.600%, 08/08/23	200	212

Description	Face Amount (000)	Value (000)

Starbucks
4.500%, 11/15/48	$30	$35
4.450%, 08/15/49	100	116
2.450%, 06/15/26	200	201

Target
4.000%, 07/01/42	200	231
3.500%, 07/01/24	100	107
3.375%, 04/15/29	50	54

Time Warner Cable
7.300%, 07/01/38	431	545
5.875%, 11/15/40	200	224
4.000%, 09/01/21	100	102

TJX
2.750%, 06/15/21	100	101

Toyota Motor Credit
4.250%, 01/11/21	100	103
3.650%, 01/08/29	100	111
3.450%, 09/20/23	50	53
2.750%, 05/17/21	100	101
2.700%, 01/11/23	200	205
2.250%, 10/18/23	50	50

University of Pennsylvania
3.610%, 02/15/19	100	110

USJ Acucar e Alcool
9.875%, 11/09/21 (A)	343	223

Whirlpool
4.000%, 03/01/24	60	63

		22,721

Consumer Staples – 1.0%

Adecoagro
6.000%, 09/21/27 (A)	1,335	1,275

Altria Group
6.200%, 02/14/59	15	18
5.950%, 02/14/49	389	457
5.800%, 02/14/39	165	191
5.375%, 01/31/44	100	111
4.800%, 02/14/29	40	44
4.000%, 01/31/24	300	316
3.800%, 02/14/24	20	21

Anheuser-Busch
4.900%, 02/01/46	2,397	2,860
4.700%, 02/01/36	150	173

Anheuser-Busch InBev Finance
3.300%, 02/01/23	225	234

Anheuser-Busch InBev Worldwide
5.800%, 01/23/59	300	405
4.950%, 01/15/42	500	590
4.600%, 04/15/48	1,114	1,285
4.439%, 10/06/48	100	113
4.150%, 01/23/25	250	273
4.000%, 04/13/28	55	61

Archer-Daniels-Midland
3.750%, 09/15/47	100	111
3.375%, 03/15/22	60	62

Bunge Finance
3.250%, 08/15/26	120	120
3.000%, 09/25/22	30	30

Campbell Soup
4.800%, 03/15/48	110	123

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
4.150%, 03/15/28	$50	$54
3.650%, 03/15/23	50	52

Church & Dwight
2.450%, 08/01/22	100	100

Clorox
3.500%, 12/15/24	50	53

Coca-Cola
3.300%, 09/01/21	100	103
2.875%, 10/27/25	50	53
2.550%, 06/01/26	50	51
2.450%, 11/01/20	50	50
1.875%, 10/27/20	50	50
1.750%, 09/06/24	100	99

Colgate-Palmolive
2.300%, 05/03/22	200	204

Conagra Brands
5.400%, 11/01/48	853	1,012
5.300%, 11/01/38	10	11
4.850%, 11/01/28	25	28
4.600%, 11/01/25	200	220
4.300%, 05/01/24	15	16
3.800%, 10/22/21	20	21

Constellation Brands
4.650%, 11/15/28	30	34
4.250%, 05/01/23	50	53
3.750%, 05/01/21	15	15
3.200%, 02/15/23	150	155
2.650%, 11/07/22	50	51

Costco Wholesale
2.750%, 05/18/24	150	155

General Mills
4.200%, 04/17/28	50	56
3.700%, 10/17/23	100	105
3.150%, 12/15/21	150	153

Hershey
2.300%, 08/15/26	50	50

Ingredion
3.200%, 10/01/26	50	51

JM Smucker
3.375%, 12/15/27	150	158

Kellogg
4.000%, 12/15/20	17	18
3.400%, 11/15/27	25	26

Keurig Dr Pepper
5.085%, 05/25/48	150	177
4.985%, 05/25/38	175	203
4.597%, 05/25/28	50	56

Kimberly-Clark
3.950%, 11/01/28	10	11
2.750%, 02/15/26	100	103

Kraft Heinz Foods
5.000%, 06/04/42	150	155
4.625%, 01/30/29	50	54
4.625%, 10/01/39 (A)	100	101
3.950%, 07/15/25	150	157
3.375%, 06/15/21	115	116

Kroger
3.300%, 01/15/21	100	101
2.650%, 10/15/26	200	198

Description	Face Amount (000)	Value (000)

McCormick
3.150%, 08/15/24	$100	$104

Mead Johnson Nutrition
3.000%, 11/15/20	30	30

Molson Coors Brewing
4.200%, 07/15/46	200	202

Mondelez International
4.625%, 05/07/48	100	114
4.125%, 05/07/28	50	56

Mondelez International Holdings Netherlands BV
2.250%, 09/19/24 (A)	3,785	3,767

PepsiCo
3.600%, 03/01/24	100	106
3.450%, 10/06/46	200	216
3.000%, 10/15/27	50	53
2.850%, 02/24/26	100	104
2.375%, 10/06/26	200	203
2.000%, 04/15/21	50	50

Philip Morris International
4.500%, 03/20/42	100	111
3.375%, 08/11/25	100	105
2.500%, 11/02/22	100	101
1.875%, 02/25/21	200	200

Procter & Gamble
3.500%, 10/25/47	100	114
2.450%, 11/03/26	50	51
2.150%, 08/11/22	100	101

Reynolds American
4.450%, 06/12/25	150	160

Sysco
4.450%, 03/15/48	50	59
3.550%, 03/15/25	50	53
2.600%, 10/01/20	50	50
2.500%, 07/15/21	35	35

Tyson Foods
4.875%, 08/15/34	200	236

Unilever Capital
4.250%, 02/10/21	150	154
3.250%, 03/07/24	150	158
2.200%, 05/05/22	100	101

Walgreens Boots Alliance
4.800%, 11/18/44	200	211
3.450%, 06/01/26	165	171

Walmart
4.050%, 06/29/48	35	42
3.950%, 06/28/38	115	135
3.700%, 06/26/28	100	111
3.625%, 12/15/47	250	281
3.400%, 06/26/23	50	53
3.300%, 04/22/24	100	105
3.250%, 07/08/29	140	151
2.650%, 12/15/24	50	51
1.900%, 12/15/20	300	301

		21,968

Energy – 3.6%

Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/47 (A)	2,500	2,913

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Apache
5.350%, 07/01/49	$50	$52
4.375%, 10/15/28	100	102
3.250%, 04/15/22	41	42

Azure Power Solar Energy Pvt
5.650%, 12/24/24 (A)	220	220

Baker Hughes a GE
3.337%, 12/15/27	100	103

Boardwalk Pipelines
4.950%, 12/15/24	50	53

BP Capital Markets
3.561%, 11/01/21	200	206
3.062%, 03/17/22	200	205
2.500%, 11/06/22	250	253

Canadian Natural Resources
3.900%, 02/01/25	150	158
3.850%, 06/01/27	100	105

Cenovus Energy
5.250%, 06/15/37	200	218
3.000%, 08/15/22	20	20

Cheniere Corpus Christi Holdings
7.000%, 06/30/24	150	172

Chevron
2.954%, 05/16/26	50	52
2.566%, 05/16/23	50	51
2.419%, 11/17/20	100	101
2.355%, 12/05/22	150	152
2.100%, 05/16/21	50	50

Cimarex Energy
3.900%, 05/15/27	100	102

CNOOC Finance 2015 USA
3.500%, 05/05/25	200	208

Concho Resources
4.850%, 08/15/48	15	17
4.375%, 01/15/25	50	52
4.300%, 08/15/28	10	11

ConocoPhillips
6.500%, 02/01/39	300	434

Continental Resources
5.000%, 09/15/22	30	30
4.900%, 06/01/44	872	882
4.500%, 04/15/23	40	42
4.375%, 01/15/28	25	26
3.800%, 06/01/24	25	25

Ecopetrol
7.375%, 09/18/43	200	267
5.875%, 09/18/23	100	112
5.875%, 05/28/45	615	717

Emera US Finance
4.750%, 06/15/46	200	231
2.700%, 06/15/21	1,473	1,482

Enable Midstream Partners
4.150%, 09/15/29	100	97

Enbridge
3.700%, 07/15/27	100	106

Enbridge Energy Partners
5.875%, 10/15/25	100	116

Encana
3.900%, 11/15/21	50	51

Description	Face Amount (000)	Value (000)

Energy Transfer Operating
6.250%, 04/15/49	$900	$1,093
6.125%, 12/15/45	150	176
6.000%, 06/15/48	125	148
5.800%, 06/15/38	225	257
5.250%, 04/15/29	50	56
4.200%, 04/15/27	200	211

Energy Transfer Partners
4.500%, 11/01/23	100	106

Enterprise Products Operating
6.450%, 09/01/40	150	202
5.950%, 02/01/41	100	128
5.100%, 02/15/45	774	911
4.800%, 02/01/49	25	29
4.250%, 02/15/48	25	27
4.200%, 01/31/50	35	37
4.150%, 10/16/28	175	194
3.500%, 02/01/22	25	26
3.350%, 03/15/23	100	104
2.850%, 04/15/21	30	30

EOG Resources
3.150%, 04/01/25	100	105
2.625%, 03/15/23	100	102

EQM Midstream Partners
6.500%, 07/15/48	100	97

Equinor
3.950%, 05/15/43	200	228
3.700%, 03/01/24	100	107
2.450%, 01/17/23	125	127

Equities
3.900%, 10/01/27	50	43

Exxon Mobil
4.114%, 03/01/46	150	178
3.095%, 08/16/49	1,127	1,132
3.043%, 03/01/26	50	52
2.995%, 08/16/39	25	25
2.726%, 03/01/23	35	36
2.709%, 03/06/25	150	155
2.440%, 08/16/29	25	25
2.222%, 03/01/21	20	20
2.019%, 08/16/24	25	25
1.902%, 08/16/22	10	10

Fermaca Enterprises
6.375%, 03/30/38 (A)	1,005	1,068

Gazprom OAO Via Gaz Capital
5.150%, 02/11/26 (A)	1,060	1,153

Greenko Dutch BV
5.250%, 07/24/24 (A)	575	575

Halliburton
5.000%, 11/15/45	100	111
3.800%, 11/15/25	150	159
3.500%, 08/01/23	100	104
3.250%, 11/15/21	3,280	3,347

Hess
7.875%, 10/01/29	726	917
7.125%, 03/15/33	1,036	1,293
4.300%, 04/01/27	200	209

Hunt Oil of Peru Sucursal Del Peru
6.375%, 06/01/28 (A)	730	818

Husky Energy
4.000%, 04/15/24	100	105

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

KazMunayGas National JSC
5.750%, 04/19/47 (A)	$850	$996

Kinder Morgan
5.550%, 06/01/45	300	354
4.300%, 03/01/28	100	108

Kinder Morgan Energy Partners
6.375%, 03/01/41	150	184
5.500%, 03/01/44	100	116
3.950%, 09/01/22	1,158	1,204
3.500%, 03/01/21	20	20

Kosmos Energy
7.125%, 04/04/26 (A)	590	608

Magellan Midstream Partners
4.250%, 02/01/21	100	103
3.950%, 03/01/50	25	25

Marathon Oil
6.600%, 10/01/37	150	190

Marathon Petroleum
6.500%, 03/01/41	250	311
3.800%, 04/01/28	30	32
3.400%, 12/15/20	557	563

MPLX
5.200%, 03/01/47	200	222
5.200%, 12/01/47 (A)	150	164
4.800%, 02/15/29	70	77
4.125%, 03/01/27	65	69
4.000%, 02/15/25	25	26
3.500%, 12/01/22 (A)	25	26

National Oilwell Varco
2.600%, 12/01/22	100	101

Newfield Exploration
5.625%, 07/01/24	200	221
5.375%, 01/01/26	1,380	1,499

Nexen
6.400%, 05/15/37	150	210

Noble Energy
6.000%, 03/01/41	644	778
4.950%, 08/15/47	100	109
4.150%, 12/15/21	100	104

Occidental Petroleum
7.500%, 05/01/31	100	131
6.600%, 03/15/46	200	261
5.550%, 03/15/26	3,302	3,724
4.850%, 03/15/21	544	563
4.400%, 04/15/46	200	204
4.400%, 08/15/49	15	15
4.300%, 08/15/39	20	21
3.500%, 08/15/29	1,206	1,223
3.400%, 04/15/26	70	71
2.900%, 08/15/24	60	60
2.700%, 08/15/22	45	45

Odebrecht Oil & Gas Finance
0.511%, 01/03/68 (A) (B)	97	1

ONEOK
5.200%, 07/15/48	75	83
4.550%, 07/15/28	50	54
4.450%, 09/01/49	100	100
4.000%, 07/13/27	30	32

ONEOK Partners
3.375%, 10/01/22	100	102

Description	Face Amount (000)	Value (000)

Pertamina Persero
6.500%, 11/07/48 (A)	$1,217	$1,598
4.700%, 07/30/49 (A)	960	996

Peru LNG Srl
5.375%, 03/22/30 (A)	785	814

Petroleos de Venezuela
9.000%, 11/17/21 (C)	660	53
8.500%, 10/27/20 (A) (C)	123	41
6.000%, 11/15/26 (A) (C)	785	63
5.375%, 04/12/27 (C)	670	53

Petroleos Mexicanos
7.690%, 01/23/50 (A)	800	834
6.875%, 08/04/26	50	54
6.840%, 01/23/30 (A)	300	311
6.750%, 09/21/47	1,843	1,769
6.625%, 06/15/35	480	469
6.500%, 03/13/27	1,975	2,052
6.500%, 01/23/29	685	697
6.500%, 06/02/41	350	334
6.490%, 01/23/27 (A)	310	323
6.375%, 01/23/45	190	176
6.350%, 02/12/48	200	184
5.350%, 02/12/28	255	244
4.875%, 01/24/22	845	875
3.500%, 01/30/23	455	454

Phillips 66
4.650%, 11/15/34	300	346

Phillips 66 Partners
3.605%, 02/15/25	25	26
2.450%, 12/15/24	100	100

Pioneer Natural Resources
3.450%, 01/15/21	100	101

Plains All American Pipeline
4.650%, 10/15/25	6,884	7,358
3.850%, 10/15/23	150	155
3.550%, 12/15/29	995	973

ReNew Power
6.450%, 09/27/22 (A)	280	283

Sabine Pass Liquefaction
5.625%, 02/01/21	140	145
5.625%, 03/01/25	85	95
5.000%, 03/15/27	300	331

Saudi Arabian Oil
4.250%, 04/16/39 (A)	3,220	3,472
2.875%, 04/16/24 (A)	1,008	1,019

Shell International Finance
4.550%, 08/12/43	400	492
2.875%, 05/10/26	100	104
1.875%, 05/10/21	200	200

Shell International Finance BV
3.875%, 11/13/28	100	112

Sinopec Group Overseas Development
2016 2.750%, 09/29/26 (A)	460	459

Southern Gas Corridor CJSC
6.875%, 03/24/26 (A)	840	974

Spectra Energy Partners
3.500%, 03/15/25	100	104

Stoneway Capital
10.000%, 03/01/27 (A)	275	163

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)(1)	Value (000)

Suncor Energy
6.500%, 06/15/38	150	$207

Sunoco Logistics Partners Operations
4.400%, 04/01/21	100	103

Total Capital
3.883%, 10/11/28	50	56

Total Capital Canada
2.750%, 07/15/23	100	103

Total Capital International
3.455%, 02/19/29	25	27
2.700%, 01/25/23	100	102

TransCanada PipeLines
5.100%, 03/15/49	25	30
4.875%, 01/15/26	100	112
4.625%, 03/01/34	300	341
4.250%, 05/15/28	25	28

Transportadora de Gas del Sur
6.750%, 05/02/25 (A)	220	192

Ultrapar International
5.250%, 06/06/29 (A)	870	911

Valero Energy
4.350%, 06/01/28	1,856	2,015
4.000%, 04/01/29	35	37
3.650%, 03/15/25	100	106

Western Midstream Operating
5.300%, 03/01/48	200	173

Williams
8.750%, 03/15/32	3,208	4,621
5.750%, 06/24/44	20	23
5.100%, 09/15/45	300	330
4.850%, 03/01/48	25	27
4.550%, 06/24/24	45	48
3.700%, 01/15/23	15	16
3.600%, 03/15/22	100	103

YPF
16.500%, 05/09/22 (ARS) (A)	6,000	31

		80,555

Financials – 7.4%

Aflac
4.750%, 01/15/49	15	19
3.625%, 06/15/23	100	105

AIG Global Funding
1.950%, 10/18/19 (A)	1,400	1,400

Allstate
4.200%, 12/15/46	200	232

American Express
4.200%, 11/06/25	105	115
3.400%, 02/27/23	150	156
3.125%, 05/20/26	100	104
2.500%, 08/01/22	100	101
2.500%, 07/30/24	65	66

American Express Credit
2.700%, 03/03/22	100	102
2.250%, 05/05/21	100	100

American Financial Group
3.500%, 08/15/26	35	36

American International Group
4.750%, 04/01/48	150	175

Description	Face Amount (000)	Value (000)
4.700%, 07/10/35	$200	$228
4.500%, 07/16/44	1,857	2,069
3.875%, 01/15/35	200	210
3.375%, 08/15/20	2,095	2,120

Andina de Fomento
4.375%, 06/15/22	100	105
3.750%, 11/23/23	90	95

Aon
4.500%, 12/15/28	50	56

Ares Capital
4.200%, 06/10/24	65	67

Assurant
4.000%, 03/15/23	74	77

Australia & New Zealand Banking Group NY
2.625%, 05/19/22	250	254

AXA Equitable Holdings
4.350%, 04/20/28	150	160

Banco del Estado de Chile
2.668%, 01/08/21 (A)	1,738	1,738

Banco Santander
3.306%, 06/27/29	200	206
3.125%, 02/23/23	200	204

Bangkok Bank
3.733%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.900%, 09/25/34 (A)	625	633

Bank of America
5.000%, 01/21/44	250	317
4.450%, 03/03/26	130	142
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/50	150	177
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/29	200	222
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/38	100	114
4.200%, 08/26/24	165	177
4.183%, 11/25/27	250	270
4.100%, 07/24/23	100	107
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/40	100	112
4.000%, 01/22/25	912	968
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/30	40	44
3.950%, 04/21/25	200	212
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/49	100	112
3.559%, VAR ICE LIBOR USD 3 Month+1.060%, 04/23/27	5,187	5,471
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/24	250	260
3.500%, 04/19/26	50	53
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/22	2,983	3,042
3.458%, VAR ICE LIBOR USD 3 Month+0.970%, 03/15/25	100	104
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	200	208
3.194%, VAR ICE LIBOR USD 3 Month+1.180%, 07/23/30	100	103
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/25	100	103

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)(1)	Value (000)
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/23	200	$203
2.503%, 10/21/22	100	101
2.151%, 11/09/20	100	100

Bank of Georgia JSC
11.000%, 06/01/20 (GEL) (A)	870	291
6.000%, 07/26/23 (A)	750	767

Bank of Montreal
3.300%, 02/05/24	100	104
3.100%, 04/13/21	60	61
2.900%, 03/26/22	4,005	4,082
2.500%, 06/28/24	65	66

Bank of New York Mellon
3.550%, 09/23/21	100	103
3.450%, 08/11/23	50	53
3.400%, 01/29/28	50	53
3.300%, 08/23/29	100	105
3.000%, 02/24/25	100	104
2.950%, 01/29/23	50	51
2.500%, 04/15/21	100	101
2.450%, 11/27/20	50	50
2.450%, 08/17/26	50	50

Bank of Nova Scotia
3.125%, 04/20/21	150	153
2.800%, 07/21/21	100	101
2.700%, 08/03/26	200	203
2.450%, 03/22/21	50	50

Barclays
4.610%, VAR ICE LIBOR USD 3 Month+1.400%, 02/15/23	200	208
4.375%, 01/12/26	200	211
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	2,595	2,712

Barclays Bank
2.650%, 01/11/21	200	201

BAT Capital
4.758%, 09/06/49	50	49
4.540%, 08/15/47	100	96
4.390%, 08/15/37	150	145
3.557%, 08/15/27	100	101
3.462%, 09/06/29	50	49
3.222%, 08/15/24	50	51
2.789%, 09/06/24	35	35
2.764%, 08/15/22	50	50

BB&T
3.875%, 03/19/29	100	108
3.750%, 12/06/23	100	106
3.700%, 06/05/25	50	53
3.050%, 06/20/22	3,950	4,047
2.750%, 04/01/22	200	203
2.500%, 08/01/24	2,580	2,601
2.200%, 03/16/23	100	100

Berkshire Hathaway
3.125%, 03/15/26	200	211

Berkshire Hathaway Finance
4.300%, 05/15/43	200	236
4.250%, 01/15/49	50	59

BlackRock
3.250%, 04/30/29	100	107
3.200%, 03/15/27	100	106

Description	Face Amount (000)	Value (000)

BOC Aviation
3.000%, 09/11/29 (A)	$1,100	$1,083

BP Capital Markets America
4.234%, 11/06/28	100	113
3.410%, 02/11/26	100	106
2.112%, 09/16/21	100	100

BPCE
4.000%, 04/15/24	250	269

Brighthouse Financial
3.700%, 06/22/27	50	49

Brookfield Finance
3.900%, 01/25/28	100	105

Canadian Imperial Bank of Commerce
3.100%, 04/02/24	100	103
2.700%, 02/02/21	40	40

Capital One Financial
4.250%, 04/30/25	50	54
3.900%, 01/29/24	4,140	4,374
3.800%, 01/31/28	100	105
3.750%, 07/28/26	100	104
3.450%, 04/30/21	50	51
3.300%, 10/30/24	100	104
3.200%, 02/05/25	50	51
3.050%, 03/09/22	150	153

Charles Schwab
3.550%, 02/01/24	100	106

Chubb INA Holdings
3.350%, 05/15/24	100	106
3.350%, 05/03/26	150	160
2.875%, 11/03/22	150	154

Citigroup
8.125%, 07/15/39	250	410
4.750%, 05/18/46	100	117
4.450%, 09/29/27	3,790	4,135
4.300%, 11/20/26	1,425	1,535
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	100	117
4.125%, 07/25/28	85	91
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/29	150	163
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/24	50	53
3.980%, VAR ICE LIBOR USD 3 Month+1.338%, 03/20/30	150	163
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/28	200	214
3.750%, 06/16/24	100	106
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/28	100	106
3.500%, 05/15/23	100	104
3.352%, VAR ICE LIBOR USD 3 Month+0.897%, 04/24/25	100	104
3.300%, 04/27/25	100	105
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/23	185	188
2.900%, 12/08/21	100	101
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/23	3,549	3,594
2.750%, 04/25/22	100	102
2.700%, 10/27/22	300	304
2.650%, 10/26/20	100	101

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)(1)	Value (000)

Citigroup Global Markets Holdings
15.920%, 11/19/21 (UAH) (A)(D)	29,000	$1,294

Citizens Financial Group
2.850%, 07/27/26	150	152
2.375%, 07/28/21	30	30

CME Group
3.000%, 03/15/25	150	157

CNO Financial Group
5.250%, 05/30/29	100	110

Comerica
4.000%, 02/01/29	50	55
3.700%, 07/31/23	25	26

Cooperatieve Rabobank UA
5.250%, 05/24/41	100	137
4.625%, 12/01/23	851	914
3.375%, 05/21/25	250	266
2.750%, 01/10/23	250	254

Credit Suisse Group Funding Guernsey
4.875%, 05/15/45	250	306
3.125%, 12/10/20	250	252

Deutsche Bank NY
3.700%, 05/30/24	85	85
3.150%, 01/22/21	100	100

Development Bank of Kazakhstan JSC
8.950%, 05/04/23 (KZT) (A)	362,000	874

Discover Bank
3.450%, 07/27/26	250	258

Discover Financial Services
4.100%, 02/09/27	40	43

E*TRADE Financial
4.500%, 06/20/28	50	54

Fibria Overseas Finance
5.500%, 01/17/27	25	27

Fidelity National Financial
4.500%, 08/15/28	50	54

Fifth Third Bancorp
3.650%, 01/25/24	100	105

Fifth Third Bank
3.950%, 07/28/25	200	218

First Republic Bank
4.625%, 02/13/47	200	230

FMS Wertmanagement
1.375%, 06/08/21	200	199

Goldman Sachs Group
5.750%, 01/24/22	350	377
5.150%, 05/22/45	350	415
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/39	1,648	1,861
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/29	1,661	1,813
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/38	150	162
3.750%, 05/22/25	100	106
3.750%, 02/25/26	250	264
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/28	165	173
3.625%, 02/20/24	30	32

Description	Face Amount (000)(1)	Value (000)
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	75	$78
3.200%, 02/23/23	150	154
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/23	100	101
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/22	100	101
2.625%, 04/25/21	100	101
2.600%, 04/23/20	1,225	1,227
2.600%, 12/27/20	100	100
2.350%, 11/15/21	45	45

Hanover Insurance Group
4.500%, 04/15/26	100	107

Hartford Financial Services Group
5.500%, 03/30/20	630	640
4.400%, 03/15/48	100	115

HSBC Bank
14.800%, 01/30/23 (EGP) (A)	9,600	605
12.508%, 03/09/20 (NGN) (A)(B)	430,000	1,122

HSBC Holdings
5.250%, 03/14/44	200	247
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	200	222
4.250%, 08/18/25	200	211
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/28	200	212
4.000%, 03/30/22	100	104
3.973%, VAR ICE LIBOR USD 3 Month+1.610%, 05/22/30	1,691	1,806
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/25	5,816	6,061
3.600%, 05/25/23	200	208
2.950%, 05/25/21	200	202
2.650%, 01/05/22	300	302

Huntington National Bank
2.500%, 08/07/22	250	253

Industrial & Commercial Bank of China NY
2.905%, 11/13/20	250	251

ING Groep
4.100%, 10/02/23	200	212
4.050%, 04/09/29	200	220

Intercontinental Exchange
4.000%, 10/15/23	150	160

Jefferies Group
6.875%, 04/15/21	100	106

JPMorgan Chase
5.600%, 07/15/41	250	339
4.350%, 08/15/21	250	260
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/29	100	111
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/29	150	164
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/48	1,534	1,720
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/49	150	167
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/38	150	166
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/24	100	105

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)(1)	Value (000)
3.702%, VAR ICE LIBOR USD 3 Month+1.160%, 05/06/30	300	$321
3.625%, 05/13/24	100	106
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/24	75	78
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/28	200	211
3.300%, 04/01/26	100	105
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	160	166
3.200%, 06/15/26	100	104
3.125%, 01/23/25	150	155
2.972%, 01/15/23	400	407
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/23	75	76
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/30	1,594	1,583
2.700%, 05/18/23	100	102
2.550%, 10/29/20	180	181
2.400%, 06/07/21	50	50
2.301%, VAR United States Secured Overnight Financing Rate+1.160%, 10/15/25	1,958	1,950

JPMorgan Chase Bank
8.375%, 03/17/34 (IDR) (A)(D)	13,200,000	983
8.250%, 05/17/36 (IDR) (A)(D)	9,300,000	682
5.625%, 05/17/23 (IDR) (A)(D)	16,000,000	1,088

KeyBank
2.400%, 06/09/22	250	252

KFW
2.500%, 11/20/24	300	313
1.875%, 11/30/20	200	200

Kreditanstalt fuer Wiederaufbau
2.875%, 04/03/28	90	98
2.625%, 04/12/21	100	101
2.500%, 02/15/22	400	408
2.375%, 12/29/22	280	286
2.125%, 03/07/22	150	152
1.750%, 09/15/21	200	200
1.750%, 08/22/22	500	502
1.375%, 08/05/24	100	99

Lazard Group
3.750%, 02/13/25	50	52

Lincoln National
3.625%, 12/12/26	100	105
3.050%, 01/15/30	2,138	2,135

Lloyds Banking Group
4.582%, 12/10/25	200	210
4.450%, 05/08/25	200	215
3.900%, 03/12/24	200	209
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/23	200	201

Loews
2.625%, 05/15/23	100	101

Manufacturers & Traders Trust
2.625%, 01/25/21	250	252

Manulife Financial
5.375%, 03/04/46	50	66

Markel
4.150%, 09/17/50	25	25

Description	Face Amount (000)	Value (000)
3.500%, 11/01/27	$50	$51

Marsh & McLennan
4.375%, 03/15/29	45	51
3.750%, 03/14/26	150	161
2.750%, 01/30/22	30	31

MetLife
6.400%, 12/15/36	1,497	1,775
3.600%, 04/10/24	100	106
3.600%, 11/13/25	50	54

Mitsubishi UFJ Financial Group
4.153%, 03/07/39	35	40
3.961%, 03/02/28	225	247
3.850%, 03/01/26	200	215
3.741%, 03/07/29	150	163
3.535%, 07/26/21	30	31
3.407%, 03/07/24	50	52
3.287%, 07/25/27	50	52
3.218%, 03/07/22	1,635	1,673
3.195%, 07/18/29	1,935	1,999
2.665%, 07/25/22	50	50

Mizuho Financial Group
3.922%, VAR ICE LIBOR USD 3 Month+1.000%, 09/11/24	200	210
2.601%, 09/11/22	200	202

Moody’s
4.250%, 02/01/29	150	168

Morgan Stanley
6.375%, 07/24/42	200	290
4.875%, 11/01/22	100	107
4.431%, VAR ICE LIBOR USD 3 Month+1.628%, 01/23/30	150	168
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/38	100	110
3.875%, 04/29/24	400	425
3.875%, 01/27/26	200	215
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/24	90	94
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/28	150	158
3.125%, 01/23/23	150	154
3.125%, 07/27/26	250	258
2.500%, 04/21/21	250	252

MUFG Americas Holdings
3.000%, 02/10/25	160	163

Nasdaq
3.850%, 06/30/26	150	161

National Australia Bank
3.375%, 09/20/21	350	358

National Rural Utilities Cooperative Finance
3.400%, 02/07/28	100	107
2.700%, 02/15/23	100	102

New York Life Global Funding
3.250%, 08/06/21 (A)	2,012	2,055

Northern Trust
3.650%, 08/03/28	25	27
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/32	63	65

ORIX
4.050%, 01/16/24	50	53
2.900%, 07/18/22	30	31

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)(1)	Value (000)

PNC Bank
2.500%, 01/22/21	250	$251
2.450%, 07/28/22	250	253

PNC Financial Services Group
3.500%, 01/23/24	125	132
3.450%, 04/23/29	50	53

Principal Financial Group
3.400%, 05/15/25	100	105

Progressive
4.125%, 04/15/47	100	116
4.000%, 03/01/29	50	56

Prudential Financial
4.600%, 05/15/44	200	233
3.700%, 03/13/51	50	52
3.500%, 05/15/24	200	213

Regions Financial
3.800%, 08/14/23	50	53
3.200%, 02/08/21	50	50
2.750%, 08/14/22	50	51

Reinsurance Group of America
3.900%, 05/15/29	50	53

RenaissanceRe Holdings
3.600%, 04/15/29	50	53

Royal Bank of Canada
3.200%, 04/30/21	75	76
2.800%, 04/29/22	100	102
2.750%, 02/01/22	250	254
2.550%, 07/16/24	50	51

Royal Bank of Scotland Group
6.125%, 12/15/22	70	76
6.100%, 06/10/23	30	33
6.000%, 12/19/23	60	66
5.125%, 05/28/24	65	69
5.076%, VAR ICE LIBOR USD 3 Month+1.905%, 01/27/30	200	224
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/25	200	209

S&P Global
4.000%, 06/15/25	100	109

Santander Holdings USA
4.450%, 12/03/21	30	31
4.400%, 07/13/27	25	27
3.500%, 06/07/24	3,024	3,103

Santander UK
2.875%, 06/18/24	200	203

Santander UK Group Holdings
3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/24	200	203
3.125%, 01/08/21	100	101

Shriram Transport Finance
5.950%, 10/24/22 (A)	1,080	1,090

Standard Chartered Bank
11.000%, 08/05/25 (LKR) (A)(D)	49,000	276
10.750%, 03/03/21 (LKR) (A)(D)	75,000	423
8.250%, 05/19/36 (IDR) (A)(D)	13,160,000	964

Sumitomo Mitsui Financial Group
3.944%, 07/19/28	100	110
3.784%, 03/09/26	50	54
3.748%, 07/19/23	100	105
3.544%, 01/17/28	50	53

Description	Face Amount (000)	Value (000)
3.446%, 01/11/27	$50	$53
3.364%, 07/12/27	100	105
3.202%, 09/17/29	25	25
3.102%, 01/17/23	50	51
3.040%, 07/16/29	882	902
2.934%, 03/09/21	250	252
2.846%, 01/11/22	50	51
2.784%, 07/12/22	50	51
2.778%, 10/18/22	50	51
2.724%, 09/27/29	200	199
2.696%, 07/16/24	5,278	5,337

SunTrust Banks
3.689%, VAR ICE LIBOR USD 3 Month+0.735%, 08/02/24	150	157
2.900%, 03/03/21	50	50
2.700%, 01/27/22	150	152

Svensk Exportkredit
2.875%, 05/22/21	200	204
1.625%, 09/12/21	200	199

Synchrony Financial
4.500%, 07/23/25	100	107
4.375%, 03/19/24	35	37
2.850%, 07/25/22	30	30

Syngenta Finance
5.676%, 04/24/48 (A)	229	237
4.892%, 04/24/25 (A)	2,934	3,107
4.441%, 04/24/23 (A)	1,017	1,063

TBC Bank JSC
5.750%, 06/19/24 (A)	670	672

TC Ziraat Bankasi
5.125%, 05/03/22 (A)	200	194

TD Ameritrade Holding
3.750%, 04/01/24	100	106
3.300%, 04/01/27	30	32

Toronto-Dominion Bank
3.250%, 06/11/21	50	51
2.650%, 06/12/24	2,414	2,459
2.500%, 12/14/20	150	151
2.125%, 04/07/21	50	50
1.950%, 04/02/20 (A)	473	473
1.800%, 07/13/21	100	100

Travelers
4.050%, 03/07/48	100	115
3.900%, 11/01/20	100	102

Unum Group
4.500%, 12/15/49	100	96
4.000%, 03/15/24	50	53

US Bancorp
3.150%, 04/27/27	200	212
2.625%, 01/24/22	200	203
2.400%, 07/30/24	100	101
2.375%, 07/22/26	250	252

Voya Financial
3.125%, 07/15/24	50	52

WEA Finance
3.250%, 10/05/20 (A)	582	588
3.150%, 04/05/22 (A)	2,883	2,941

Wells Fargo
4.900%, 11/17/45	817	972
4.650%, 11/04/44	350	404
4.150%, 01/24/29	100	111

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
4.125%, 08/15/23	$200	$212
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/28	200	212
3.550%, 09/29/25	100	106
3.000%, 01/22/21	100	101
3.000%, 02/19/25	100	103
3.000%, 04/22/26	100	102
3.000%, 10/23/26	250	257
2.625%, 07/22/22	7,639	7,724
2.550%, 12/07/20	85	85

Wells Fargo Bank
6.600%, 01/15/38	250	357
3.550%, 08/14/23	250	262
2.600%, 01/15/21	250	252
2.082%, VAR ICE LIBOR USD 3 Month+0.650%, 09/09/22	5,101	5,089

Westpac Banking
4.322%, VAR USD ICE Swap 11:00 NY 5 Yr+2.236%, 11/23/31	200	212
3.300%, 02/26/24	50	52
2.700%, 08/19/26	100	102
2.600%, 11/23/20	150	151
2.000%, 08/19/21	50	50

Willis North America
4.500%, 09/15/28	100	111
3.600%, 05/15/24	50	52

		166,611

Health Care – 1.8%

Abbott Laboratories
4.900%, 11/30/46	200	258
3.750%, 11/30/26	100	109
3.400%, 11/30/23	35	37
2.900%, 11/30/21	5,893	5,999

AbbVie
4.875%, 11/14/48	695	767
4.700%, 05/14/45	200	214
4.500%, 05/14/35	200	214
4.300%, 05/14/36	150	158
4.250%, 11/14/28	15	16
3.750%, 11/14/23	35	37
3.375%, 11/14/21	100	102
3.200%, 11/06/22	100	103
2.850%, 05/14/23	50	51
2.300%, 05/14/21	50	50

Aetna
2.800%, 06/15/23	25	25
2.750%, 11/15/22	150	152

Agilent Technologies
3.050%, 09/22/26	65	66

Allergan Funding SCS
4.550%, 03/15/35	300	318
3.800%, 03/15/25	190	199

AmerisourceBergen
3.400%, 05/15/24	100	104

Amgen
4.563%, 06/15/48	300	347
1.850%, 08/19/21	200	199

Anthem
4.650%, 01/15/43	150	166

Description	Face Amount (000)	Value (000)
3.650%, 12/01/27	$65	$68
3.350%, 12/01/24	150	156
3.300%, 01/15/23	200	207

AstraZeneca
4.375%, 08/17/48	100	119
2.375%, 11/16/20	150	151
2.375%, 06/12/22	100	100

Baxter International
2.600%, 08/15/26	100	101

Becton Dickinson
4.685%, 12/15/44	157	182
3.700%, 06/06/27	33	35
3.125%, 11/08/21	100	102

Biogen
3.625%, 09/15/22	100	104

Boston Scientific
4.550%, 03/01/39	150	177
3.375%, 05/15/22	100	103

Bristol-Myers Squibb
4.250%, 10/26/49 (A)	40	46
4.125%, 06/15/39 (A)	994	1,126
3.400%, 07/26/29 (A)	80	86
3.200%, 06/15/26 (A)	250	262
2.900%, 07/26/24 (A)	55	57
2.600%, 05/16/22 (A)	50	51
2.000%, 08/01/22	100	100

Cardinal Health
3.200%, 03/15/23	100	102
3.079%, 06/15/24	150	152

Celgene
5.000%, 08/15/45	250	313
3.875%, 08/15/25	100	108
3.250%, 02/20/23	100	104
2.875%, 02/19/21	45	45

Cigna
4.900%, 12/15/48	1,270	1,453
4.800%, 08/15/38	230	258
4.375%, 10/15/28	190	208
3.750%, 07/15/23	55	57
3.400%, 09/17/21	3,806	3,891

Cigna Holding
4.000%, 02/15/22	100	104

CVS Health
5.125%, 07/20/45	200	227
5.050%, 03/25/48	1,369	1,554
4.780%, 03/25/38	100	109
4.300%, 03/25/28	310	335
3.875%, 07/20/25	120	127
3.700%, 03/09/23	115	120
3.350%, 03/09/21	157	159
3.250%, 08/15/29	1,668	1,676
2.875%, 06/01/26	200	200
2.125%, 06/01/21	50	50

CVS Pass-Through Trust
4.163%, 08/11/36 (A)	573	598

Danaher
3.350%, 09/15/25	30	32

Eli Lilly
3.875%, 03/15/39	150	171
3.100%, 05/15/27	49	52
2.350%, 05/15/22	100	101

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Express Scripts Holding
4.750%, 11/15/21	$100	$105

Gilead Sciences
4.600%, 09/01/35	400	474
4.500%, 02/01/45	150	174
2.500%, 09/01/23	35	35
1.950%, 03/01/22	15	15

GlaxoSmithKline Capital
3.875%, 05/15/28	150	166
3.375%, 06/01/29	100	107
2.850%, 05/08/22	100	102
2.800%, 03/18/23	125	128

HCA
5.500%, 06/15/47	40	45
5.250%, 04/15/25	35	39
5.250%, 06/15/26	40	45
5.250%, 06/15/49	1,582	1,726
5.125%, 06/15/39	25	27
5.000%, 03/15/24	55	60
4.750%, 05/01/23	35	37
4.500%, 02/15/27	30	32
4.125%, 06/15/29	20	21

Humana
4.950%, 10/01/44	200	232

Johnson & Johnson
3.625%, 03/03/37	150	167
2.900%, 01/15/28	150	158
2.625%, 01/15/25	100	103
2.450%, 12/05/21	100	101
2.450%, 03/01/26	200	204

Kaiser Foundation Hospitals
4.875%, 04/01/42	150	194
3.150%, 05/01/27	25	26

Laboratory Corp of America Holdings
3.250%, 09/01/24	100	104

McKesson
2.850%, 03/15/23	200	203

Medtronic
4.625%, 03/15/45	163	209
4.375%, 03/15/35	144	173
2.750%, 04/01/23	100	103

Merck
4.150%, 05/18/43	100	120
4.000%, 03/07/49	1,435	1,706
3.900%, 03/07/39	50	58
3.400%, 03/07/29	50	54
2.900%, 03/07/24	25	26
2.750%, 02/10/25	200	207

Mylan
5.250%, 06/15/46	200	213
3.750%, 12/15/20	100	102

Northwell Healthcare
3.809%, 11/01/49	1,003	1,045

Novartis Capital
4.400%, 05/06/44	150	185
3.400%, 05/06/24	100	106
3.000%, 11/20/25	50	53
2.400%, 05/17/22	50	51

PerkinElmer
3.300%, 09/15/29	30	30

Description	Face Amount (000)	Value (000)

Pfizer
4.200%, 09/15/48	$15	$18
4.125%, 12/15/46	100	116
4.100%, 09/15/38	25	28
4.000%, 12/15/36	250	286
4.000%, 03/15/49	50	58
3.900%, 03/15/39	25	28
3.450%, 03/15/29	50	54
3.200%, 09/15/23	25	26
3.000%, 09/15/21	20	20
3.000%, 06/15/23	100	104
2.950%, 03/15/24	50	52

Providence St. Joseph Health Obligated Group
2.532%, 10/01/29	40	40

Quest Diagnostics
4.200%, 06/30/29	150	166

Sanofi
3.375%, 06/19/23	200	210

Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26	60	62
2.875%, 09/23/23	50	51
2.400%, 09/23/21	150	151

SSM Health Care
3.688%, 06/01/23	20	21

Stanford Health Care
3.795%, 11/15/48	100	115

Stryker
4.625%, 03/15/46	100	122
3.500%, 03/15/26	25	27
3.375%, 11/01/25	50	53

Takeda Pharmaceutical
5.000%, 11/26/28 (A)	200	234

Thermo Fisher Scientific
3.600%, 08/15/21	100	102
3.200%, 08/15/27	100	105
3.000%, 04/15/23	200	206
2.950%, 09/19/26	30	31

UnitedHealth Group
4.750%, 07/15/45	100	121
4.625%, 07/15/35	200	242
4.450%, 12/15/48	10	12
4.250%, 04/15/47	100	114
4.250%, 06/15/48	50	57
3.875%, 12/15/28	10	11
3.850%, 06/15/28	50	55
3.750%, 07/15/25	50	54
3.700%, 12/15/25	10	11
3.500%, 06/15/23	50	52
3.500%, 02/15/24	10	10
3.500%, 08/15/39	1,396	1,453
3.150%, 06/15/21	50	51
2.950%, 10/15/27	150	155
2.875%, 03/15/22	100	102

Zimmer Biomet Holdings
3.550%, 04/01/25	150	158

Zoetis
4.450%, 08/20/48	125	148
3.250%, 02/01/23	50	51

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
3.000%, 09/12/27	$50	$51

		39,995

Industrials – 1.8%

3M
5.700%, 03/15/37	150	198
4.000%, 09/14/48	100	112
2.000%, 02/14/25	100	99

ABB Finance USA
3.800%, 04/03/28	150	166

AerCap Ireland Capital
4.625%, 10/30/20	225	230
4.500%, 05/15/21	1,375	1,420

AerCap Ireland Capital DAC
4.125%, 07/03/23	150	157
2.875%, 08/14/24	150	150

Aeropuerto Internacional de Tocumen
6.000%, 11/18/48 (A)	390	492

Air Lease
4.625%, 10/01/28	100	110
3.250%, 03/01/25	150	153

Aircastle
5.500%, 02/15/22	15	16
5.125%, 03/15/21	15	15
5.000%, 04/01/23	15	16
4.250%, 06/15/26	1,111	1,138
4.125%, 05/01/24	15	16

Allegion US Holding
3.550%, 10/01/27	50	51

American Airlines Pass-Through Trust
4.950%, 01/15/23	99	104
3.150%, 02/15/32	40	41

Boeing
3.900%, 05/01/49	25	28
3.750%, 02/01/50	50	54
3.600%, 05/01/34	25	27
3.450%, 11/01/28	50	54
3.200%, 03/01/29	25	26
3.100%, 05/01/26	25	26
2.950%, 02/01/30	50	51
2.350%, 10/30/21	150	151
2.300%, 08/01/21	30	30
2.125%, 03/01/22	50	50

Burlington Northern Santa Fe
4.900%, 04/01/44	200	252
4.150%, 12/15/48	105	123
3.750%, 04/01/24	200	213
3.550%, 02/15/50	1,627	1,724
3.050%, 03/15/22	100	102

Canadian National Railway
4.450%, 01/20/49	150	189

Canadian Pacific Railway
4.000%, 06/01/28	15	17
2.900%, 02/01/25	100	102

Description	Face Amount (000)	Value (000)

Caterpillar
5.200%, 05/27/41	$100	$132
3.900%, 05/27/21	50	51
3.400%, 05/15/24	100	106
3.250%, 09/19/49	1,448	1,505

Caterpillar Financial Services
3.650%, 12/07/23	100	106
3.450%, 05/15/23	150	158
3.150%, 09/07/21	55	56

Cintas No. 2
3.700%, 04/01/27	200	218

CNH Industrial Capital
4.875%, 04/01/21	10	10
4.375%, 11/06/20	15	15
4.375%, 04/05/22	10	11
4.200%, 01/15/24	50	53
3.875%, 10/15/21	10	10

CSX
4.250%, 03/15/29	65	73
3.800%, 03/01/28	100	109
3.800%, 11/01/46	200	210
3.350%, 09/15/49	100	98
3.250%, 06/01/27	50	53

Deere
2.875%, 09/07/49	15	15

Delta Air Lines
4.375%, 04/19/28	50	53
2.600%, 12/04/20	45	45

DP World
5.625%, 09/25/48 (A)	972	1,123
4.700%, 09/30/49 (A)	650	646

Eaton
3.103%, 09/15/27	100	104

Embraer Netherlands Finance BV
5.400%, 02/01/27	65	74

Emerson Electric
2.625%, 02/15/23	100	103

Eskom Holdings SOC
6.750%, 08/06/23 (A)	710	729
6.350%, 08/10/28 (A)	1,560	1,669

FedEx
4.950%, 10/17/48	100	111
4.750%, 11/15/45	100	108
3.200%, 02/01/25	200	206

Fluor
4.250%, 09/15/28	50	50

Fortune Brands Home & Security
4.000%, 09/21/23	50	53

GATX
3.850%, 03/30/27	200	210

GE Capital International Funding Unlimited Co
4.418%, 11/15/35	1,647	1,724
2.342%, 11/15/20	250	249

General Dynamics
3.750%, 05/15/28	55	61
3.500%, 05/15/25	200	214
2.250%, 11/15/22	100	101

General Electric
6.875%, 01/10/39	300	397

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
3.450%, 05/15/24	$100	$103
2.700%, 10/09/22	1,545	1,549

Georgian Oil and Gas JSC
6.750%, 04/26/21 (A)	200	207

Georgian Railway
7.750%, 07/11/22 (A)	1,500	1,640

Hillenbrand
4.500%, 09/15/26	100	101

Honeywell International
4.250%, 03/01/21	125	129
2.500%, 11/01/26	150	153

IHS Markit
4.250%, 05/01/29	85	91

Indonesia Asahan Aluminium Persero
6.757%, 11/15/48 (A)	418	542
6.530%, 11/15/28 (A)	380	464
5.710%, 11/15/23 (A)	1,210	1,331
5.230%, 11/15/21 (A)	1,262	1,325

Ingersoll-Rand Global Holding
4.250%, 06/15/23	100	106

Ingersoll-Rand Luxembourg Finance
3.800%, 03/21/29	100	106

John Deere Capital
3.350%, 06/12/24	100	106
3.050%, 01/06/28	150	157
2.800%, 03/04/21	100	101
2.800%, 03/06/23	50	51
2.800%, 09/08/27	50	52
2.650%, 06/24/24	100	103

Johnson Controls International
4.500%, 02/15/47	150	165
3.625%, 07/02/24	40	42

Kansas City Southern
4.700%, 05/01/48	50	60

Kazakhstan Temir Zholy National JSC
4.850%, 11/17/27 (A)	2,275	2,492

Kennametal
4.625%, 06/15/28	25	27

L3Harris Technologies
5.054%, 04/27/45	100	125
4.400%, 06/15/28 (A)	150	169

Latam Airlines, Pass-Through Trust
4.500%, 11/15/23	398	398
4.200%, 11/15/27	824	843

Lockheed Martin
4.700%, 05/15/46	150	190
2.900%, 03/01/25	100	104
2.500%, 11/23/20	150	151

Masco
4.500%, 05/15/47	100	101
4.375%, 04/01/26	40	43
3.500%, 04/01/21	50	51

Mexico City Airport Trust
3.875%, 04/30/28 (A)	200	196

Norfolk Southern
5.100%, 08/01/18	50	61
4.150%, 02/28/48	60	68

Description	Face Amount (000)	Value (000)
3.250%, 12/01/21	$100	$102
3.150%, 06/01/27	25	26
2.900%, 06/15/26	35	36

Northrop Grumman
4.030%, 10/15/47	150	170
3.500%, 03/15/21	100	102
3.250%, 08/01/23	50	52

Owens Corning
4.200%, 12/01/24	100	105

PACCAR Financial
3.150%, 08/09/21	100	102

Parker-Hannifin
4.000%, 06/14/49	20	22
3.300%, 11/21/24	150	157

Pelabuhan Indonesia III Persero
4.500%, 05/02/23 (A)	350	370

Republic Services
3.950%, 05/15/28	50	55
2.900%, 07/01/26	150	155

Rockwell Automation
3.500%, 03/01/29	85	92

Rockwell Collins
3.200%, 03/15/24	150	156

Roper Technologies
2.800%, 12/15/21	150	152

Ryder System
3.875%, 12/01/23	25	27
3.500%, 06/01/21	50	51
2.800%, 03/01/22	30	30
2.500%, 09/01/24	20	20

Stanley Black & Decker
2.900%, 11/01/22	100	102

Textron
3.650%, 03/15/27	100	104

Transnet
4.000%, 07/26/22 (A)	425	427

Union Pacific
4.800%, 09/10/58	100	120
3.799%, 10/01/51	200	214
3.646%, 02/15/24	100	106
3.600%, 09/15/37	150	158
3.550%, 08/15/39	70	73

United Airlines, Pass-Through Trust
4.300%, 08/15/25	75	81
3.750%, 09/03/26	77	82
2.700%, 05/01/32	30	30

United Parcel Service
3.750%, 11/15/47	150	160
3.400%, 03/15/29	115	123
3.400%, 09/01/49	1,154	1,161
3.125%, 01/15/21	45	46
3.050%, 11/15/27	100	105

United Technologies
4.625%, 11/16/48	215	268
4.450%, 11/16/38	10	12
4.125%, 11/16/28	30	34
3.950%, 08/16/25	15	17
3.750%, 11/01/46	1,837	2,021
3.650%, 08/16/23	20	21

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
3.350%, 08/16/21	$10	$10
3.100%, 06/01/22	100	103
2.650%, 11/01/26	130	134
2.300%, 05/04/22	100	101
1.950%, 11/01/21	50	50

Verisk Analytics
4.125%, 03/15/29	110	121
4.000%, 06/15/25	50	54

Wabtec
4.950%, 09/15/28	150	165

Waste Connections
3.500%, 05/01/29	50	53

Waste Management
4.150%, 07/15/49	65	76
4.000%, 07/15/39	35	40
3.500%, 05/15/24	100	105
3.450%, 06/15/29	50	54

		41,138

Information Technology – 1.7%

Amphenol
4.350%, 06/01/29	25	28
2.800%, 02/15/30	50	48

Analog Devices
3.125%, 12/05/23	150	154

Apple
4.650%, 02/23/46	300	377
3.850%, 08/04/46	100	113
3.750%, 09/12/47	150	167
3.450%, 05/06/24	100	107
3.000%, 06/20/27	25	26
3.000%, 11/13/27	100	105
2.950%, 09/11/49	100	98
2.850%, 05/06/21	200	203
2.850%, 05/11/24	250	259
2.500%, 02/09/22	50	51
2.400%, 01/13/23	200	203
2.300%, 05/11/22	100	101
2.250%, 02/23/21	50	50
2.200%, 09/11/29	4,607	4,527
2.150%, 02/09/22	250	252
1.550%, 08/04/21	50	50

Applied Materials
3.300%, 04/01/27	125	133
2.625%, 10/01/20	50	50

Arrow Electronics
3.500%, 04/01/22	100	102

Broadcom
4.750%, 04/15/29 (A)	100	106
4.250%, 04/15/26 (A)	100	103
3.875%, 01/15/27	100	100
3.625%, 01/15/24	100	102
3.625%, 10/15/24 (A)	100	102
3.125%, 10/15/22 (A)	25	25
3.000%, 01/15/22	100	101
2.200%, 01/15/21	100	100

C&W Senior Financing DAC
6.875%, 09/15/27 (A)	790	819

Cisco Systems
3.625%, 03/04/24	100	107
3.500%, 06/15/25	50	54

Description	Face Amount (000)	Value (000)
2.950%, 02/28/26	$50	$53
2.500%, 09/20/26	100	103
2.200%, 09/20/23	100	101
1.850%, 09/20/21	100	100

Corning
5.350%, 11/15/48	100	127

Dell International
8.350%, 07/15/46 (A)	736	971
6.020%, 06/15/26 (A)	260	292
5.450%, 06/15/23 (A)	150	163
5.300%, 10/01/29 (A)	50	55
4.900%, 10/01/26 (A)	50	54
4.420%, 06/15/21 (A)	100	103

Deutsche Telekom International Finance BV
2.225%, 01/17/20 (A)	1,009	1,009

Fidelity National Information Services
5.000%, 10/15/25	28	32
3.625%, 10/15/20	200	202

Fiserv
4.400%, 07/01/49	1,554	1,734
3.800%, 10/01/23	100	106
3.500%, 07/01/29	45	48
3.200%, 07/01/26	150	155
2.750%, 07/01/24	1,683	1,712

Flex
4.875%, 06/15/29	50	53

Global Payments
4.150%, 08/15/49	100	106

Hewlett Packard Enterprise
4.900%, 10/15/25	100	111
3.600%, 10/15/20	200	202

HP
6.000%, 09/15/41	150	171

IBM Credit
1.800%, 01/20/21	100	100

Intel
3.734%, 12/08/47	200	223
3.700%, 07/29/25	25	27
3.150%, 05/11/27	100	106
2.875%, 05/11/24	150	156
2.600%, 05/19/26	100	103

International Business Machines
4.250%, 05/15/49	100	115
4.150%, 05/15/39	100	114
4.000%, 06/20/42	150	166
3.625%, 02/12/24	100	106
3.500%, 05/15/29	3,251	3,489
3.450%, 02/19/26	50	53
3.300%, 05/15/26	4,236	4,467
3.000%, 05/15/24	150	156
2.850%, 05/13/22	100	102
2.800%, 05/13/21	100	101
2.250%, 02/19/21	50	50
1.875%, 08/01/22	150	149

Juniper Networks
4.500%, 03/15/24	50	54

KLA
4.100%, 03/15/29	65	72

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Lam Research
4.000%, 03/15/29	$30	$33
3.750%, 03/15/26	100	107
2.800%, 06/15/21	50	51

Mastercard
3.950%, 02/26/48	10	12
3.650%, 06/01/49	50	57
3.500%, 02/26/28	5	5
2.950%, 11/21/26	50	53
2.950%, 06/01/29	50	52

Micron Technology
4.663%, 02/15/30	100	104

Microsoft
4.250%, 02/06/47	500	620
4.100%, 02/06/37	200	237
3.700%, 08/08/46	100	114
3.450%, 08/08/36	300	332
3.300%, 02/06/27	160	173
3.125%, 11/03/25	100	106
2.875%, 02/06/24	35	36
2.650%, 11/03/22	150	154
2.400%, 02/06/22	150	152
2.400%, 08/08/26	100	102

Motorola Solutions
4.600%, 05/23/29	25	27

NetApp
3.375%, 06/15/21	50	51

NXP BV
5.350%, 03/01/26 (A)	2,496	2,802
4.300%, 06/18/29 (A)	1,703	1,819

Oracle
3.900%, 05/15/35	200	221
3.850%, 07/15/36	250	275
3.800%, 11/15/37	250	272
2.950%, 11/15/24	200	207
2.950%, 05/15/25	100	104
2.500%, 05/15/22	150	152
2.400%, 09/15/23	200	202
1.900%, 09/15/21	90	90

PayPal Holdings
2.650%, 10/01/26	936	942
2.200%, 09/26/22	200	201

QUALCOMM
4.300%, 05/20/47	150	168
3.250%, 05/20/27	50	52
3.000%, 05/20/22	100	103
2.600%, 01/30/23	200	203

salesforce.com
3.250%, 04/11/23	150	156

Seagate HDD Cayman
4.750%, 01/01/25	49	51

Texas Instruments
4.150%, 05/15/48	50	61
2.750%, 03/12/21	75	76

Total System Services
4.800%, 04/01/26	100	111

Trimble
4.150%, 06/15/23	100	104

Tyco Electronics Group
3.125%, 08/15/27	25	26

Description	Face Amount (000)	Value (000)

Visa
4.300%, 12/14/45	$150	$186
3.150%, 12/14/25	200	213
2.800%, 12/14/22	100	103

VMware
2.950%, 08/21/22	100	101

Western Union
4.250%, 06/09/23	50	53

		38,227

Materials – 0.6%

Airgas
3.650%, 07/15/24	100	106

ArcelorMittal
7.000%, 10/15/39	21	25
6.250%, 02/25/22	20	21
6.125%, 06/01/25	15	17
5.500%, 03/01/21	20	21
4.250%, 07/16/29	100	102

Barrick
5.250%, 04/01/42	150	182

BHP Billiton Finance USA
5.000%, 09/30/43	100	129

Celanese US Holdings
5.875%, 06/15/21	20	21
4.625%, 11/15/22	20	21

Cemex
7.750%, 04/16/26 (A)	200	217
5.700%, 01/11/25 (A)	385	396

CNAC HK Finbridge
4.125%, 03/14/21	2,000	2,033

Dow Chemical
5.550%, 11/30/48 (A)	50	61
4.800%, 11/30/28 (A)	100	113
4.125%, 11/15/21	250	259

DuPont de Nemours
5.419%, 11/15/48	40	51
5.319%, 11/15/38	35	43
4.725%, 11/15/28	100	114
4.205%, 11/15/23	100	107

Eastman Chemical
3.800%, 03/15/25	150	157

Ecolab
3.250%, 01/14/23	100	104

FMC
4.500%, 10/01/49	100	104

Huntsman International
4.500%, 05/01/29	20	21

International Paper
5.150%, 05/15/46	150	169
3.650%, 06/15/24	200	210

LYB International Finance II BV
3.500%, 03/02/27	100	103

LYB International Finance III
4.200%, 10/15/49	1,446	1,432

LyondellBasell Industries
6.000%, 11/15/21	1,024	1,092

Martin Marietta Materials
4.250%, 12/15/47	100	101

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Methanex
5.250%, 12/15/29	$25	$25

Minera Mexico
4.500%, 01/26/50 (A)	982	966

Mosaic
4.050%, 11/15/27	100	104

Nacional del Cobre de Chile
3.625%, 08/01/27 (A)	505	532

Newmont Goldcorp
5.450%, 06/09/44	100	125
3.700%, 03/15/23	50	52
3.500%, 03/15/22	100	103

Nucor
3.950%, 05/01/28	150	164

Nutrien
6.125%, 01/15/41	150	186
3.625%, 03/15/24	100	104

Orbia Advance
4.000%, 10/04/27 (A)	465	471

Packaging Corp of America
3.650%, 09/15/24	100	105
3.400%, 12/15/27	35	36
2.450%, 12/15/20	35	35

PPG Industries
2.400%, 08/15/24	50	50

Praxair
2.450%, 02/15/22	200	203

Rio Tinto Finance USA
3.750%, 06/15/25	200	215

RPM International
4.550%, 03/01/29	50	54

SASOL Financing USA
5.875%, 03/27/24	200	216

Sherwin-Williams
3.800%, 08/15/49	50	51
3.450%, 08/01/25	100	105
2.950%, 08/15/29	50	50

Southern Copper
5.875%, 04/23/45	150	182
3.875%, 04/23/25	30	31

Vale Overseas
6.875%, 11/21/36	200	253
4.375%, 01/11/22	80	83

Westlake Chemical
3.600%, 08/15/26	100	103

WRKCo
4.650%, 03/15/26	100	110
4.200%, 06/01/32	50	54

		12,300

Real Estate – 0.7%

Alexandria Real Estate Equities
4.000%, 01/15/24	100	107
4.000%, 02/01/50	50	54
3.450%, 04/30/25	25	26

American Campus Communities Operating Partnership
3.300%, 07/15/26	100	103

Description	Face Amount (000)	Value (000)

American Tower
4.000%, 06/01/25	$200	$214
3.375%, 05/15/24	100	104
2.750%, 01/15/27	100	—
2.250%, 01/15/22	50	50

AvalonBay Communities
3.500%, 11/15/24	100	106
3.300%, 06/01/29	65	69

Boston Properties
3.850%, 02/01/23	100	105
3.650%, 02/01/26	150	159
2.900%, 03/15/30	2,002	1,996

Brixmor Operating Partnership
3.875%, 08/15/22	30	31
3.250%, 09/15/23	100	103

Camden Property Trust
4.100%, 10/15/28	10	11
3.150%, 07/01/29	30	31

Crown Castle International
5.250%, 01/15/23	100	109
4.000%, 11/15/49	10	10
3.800%, 02/15/28	150	160
3.700%, 06/15/26	35	37
2.250%, 09/01/21	55	55

CubeSmart
4.375%, 02/15/29	15	16

Digital Realty Trust
3.625%, 10/01/22	100	104
3.600%, 07/01/29	2,268	2,360

Duke Realty
3.750%, 12/01/24	100	106

EPR Properties
4.750%, 12/15/26	50	54

Equinix
5.875%, 01/15/26	45	48
5.375%, 05/15/27	35	38

ERP Operating
4.625%, 12/15/21	120	126
4.150%, 12/01/28	50	56

Essex Portfolio
3.375%, 04/15/26	100	105

Federal Realty Investment Trust
3.200%, 06/15/29	50	52

GLP Capital
5.750%, 06/01/28	15	17
5.375%, 11/01/23	15	16
5.375%, 04/15/26	25	28
5.250%, 06/01/25	15	17
4.000%, 01/15/30	65	65

HCP
3.875%, 08/15/24	150	160
3.250%, 07/15/26	100	103

Healthcare Trust of America Holdings
3.750%, 07/01/27	100	105

Highwoods Realty
4.200%, 04/15/29	50	54

Host Hotels & Resorts
3.750%, 10/15/23	100	104

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Kilroy Realty
3.450%, 12/15/24	$50	$52
3.050%, 02/15/30	2,576	2,523

Kimco Realty
4.450%, 09/01/47	1,163	1,283
3.300%, 02/01/25	80	83
3.200%, 05/01/21	50	51

Liberty Property
4.125%, 06/15/22	100	104

Life Storage
4.000%, 06/15/29	50	54

Mid-America Apartments
3.950%, 03/15/29	50	55
3.600%, 06/01/27	25	26

National Retail Properties
4.000%, 11/15/25	35	38
3.600%, 12/15/26	100	105

Office Properties Income Trust
4.250%, 05/15/24	50	51

Omega Healthcare Investors
4.375%, 08/01/23	50	53
3.625%, 10/01/29	100	99

Prologis
3.875%, 09/15/28	35	39

Public Storage
3.385%, 05/01/29	30	32

Realty Income
3.875%, 04/15/25	25	27
3.250%, 10/15/22	100	103
3.250%, 06/15/29	25	26

Regency Centers
3.600%, 02/01/27	30	31
2.950%, 09/15/29	50	50

Sabra Health Care
3.900%, 10/15/29	50	49

Service Properties Trust
5.250%, 02/15/26	100	104
5.000%, 08/15/22	100	104

Simon Property Group
3.375%, 10/01/24	125	131
3.300%, 01/15/26	100	105
3.250%, 09/13/49	1,727	1,687
2.625%, 06/15/22	250	254
2.450%, 09/13/29	1,122	1,098

UDR
4.400%, 01/26/29	25	28
4.000%, 10/01/25	50	54

Ventas Realty
3.750%, 05/01/24	50	53
2.650%, 01/15/25	100	100

VEREIT Operating Partnership
4.875%, 06/01/26	20	22
4.625%, 11/01/25	50	55
4.600%, 02/06/24	15	16
4.125%, 06/01/21	10	10

Welltower
4.950%, 09/01/48	100	120
3.100%, 01/15/30	30	30

Description	Face Amount (000)	Value (000)

Weyerhaeuser
4.625%, 09/15/23	$100	$109

WP Carey
4.600%, 04/01/24	50	53

		16,441

Utilities – 3.8%

1MDB Energy
5.990%, 05/11/22	2,000	2,102

ABY Transmision Sur
6.875%, 04/30/43 (A)	625	774

AEP Transmission
3.800%, 06/15/49	50	55
3.100%, 12/01/26	150	157

Alabama Power
4.300%, 07/15/48	30	35

Ameren
2.500%, 09/15/24	2,086	2,096

Ameren Illinois
4.500%, 03/15/49	25	31

American Electric Power
3.650%, 12/01/21	35	36

American Water Capital
4.200%, 09/01/48	100	115
3.400%, 03/01/25	100	105

Arizona Public Service
4.500%, 04/01/42	100	117
3.150%, 05/15/25	50	52

Atmos Energy
4.125%, 03/15/49	20	23
3.375%, 09/15/49	670	680
3.000%, 06/15/27	65	68

Avangrid
3.800%, 06/01/29	50	54

Berkshire Hathaway Energy
6.125%, 04/01/36	200	277
3.750%, 11/15/23	100	106

Black Hills
4.350%, 05/01/33	30	34
3.050%, 10/15/29	50	50

CenterPoint Energy
4.250%, 11/01/28	25	28
3.850%, 02/01/24	25	27
3.700%, 09/01/49	25	25
3.600%, 11/01/21	10	10
2.950%, 03/01/30	25	25
2.500%, 09/01/22	50	50

CenterPoint Energy Houston Electric
4.250%, 02/01/49	25	30
2.250%, 08/01/22	100	100

Cleco Corporate Holdings
3.743%, 05/01/26	100	103

CMS Energy
3.000%, 05/15/26	40	41

Cometa Energia
6.375%, 04/24/35 (A)	1,453	1,545

Connecticut Light & Power
4.000%, 04/01/48	25	29

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
3.200%, 03/15/27	$25	$26

Consolidated Edison of New York
4.450%, 03/15/44	150	175
4.000%, 12/01/28	100	112
3.875%, 06/15/47	100	110
3.800%, 05/15/28	50	55

Consumers Energy
4.350%, 04/15/49	100	123

Delmarva Power & Light
4.150%, 05/15/45	423	484

Dominion Energy
5.950%, 06/15/35	1,199	1,516
4.050%, 09/15/42	150	159
3.071%, 08/15/24	35	36
2.750%, 01/15/22	100	101
2.450%, 01/15/23 (A)	2,543	2,552

Dominion Energy Gas Holdings
2.500%, 12/15/19	1,300	1,300

DPL
4.350%, 04/15/29 (A)	125	123

DTE Electric
3.950%, 03/01/49	70	80
3.750%, 08/15/47	100	111

DTE Energy
3.400%, 06/15/29	70	73
2.529%, 10/01/24	2,962	2,971

Duke Energy
3.750%, 09/01/46	200	206
2.650%, 09/01/26	150	151

Duke Energy Carolinas
5.300%, 02/15/40	300	389
3.700%, 12/01/47	100	109
3.200%, 08/15/49	25	25
3.050%, 03/15/23	100	103
2.950%, 12/01/26	50	52

Duke Energy Florida
3.800%, 07/15/28	50	55
2.100%, 12/15/19	125	125

Duke Energy Progress
3.700%, 09/01/28	50	55
3.450%, 03/15/29	35	38

Edison International
5.750%, 06/15/27	2,126	2,387
2.400%, 09/15/22	80	79

Empresa de Transmision Electrica
5.125%, 05/02/49 (A)	400	460

Enel Generacion Chile
4.250%, 04/15/24	50	53

Entergy
4.000%, 07/15/22	50	52

Entergy Louisiana
4.200%, 04/01/50	50	59
4.000%, 03/15/33	130	148

Entergy Texas
3.550%, 09/30/49	25	26

Eversource Energy
3.300%, 01/15/28	100	104
2.750%, 03/15/22	5,309	5,377

Description	Face Amount (000)	Value (000)

Exelon
5.100%, 06/15/45	$1,211	$1,500
3.400%, 04/15/26	100	104

Exelon Generation
5.600%, 06/15/42	600	713

FirstEnergy
4.250%, 03/15/23	1,445	1,528
3.900%, 07/15/27	230	245

FirstEnergy Transmission
5.450%, 07/15/44 (A)	1,217	1,546
4.550%, 04/01/49 (A)	387	455

Florida Power & Light
4.125%, 06/01/48	50	59
3.990%, 03/01/49	50	58
3.700%, 12/01/47	100	111
3.150%, 10/01/49	1,447	1,473

Fortis
2.100%, 10/04/21	966	963

Georgia Power
4.300%, 03/15/42	200	220
2.650%, 09/15/29	1,208	1,187

Interstate Power & Light
3.500%, 09/30/49	1,160	1,166

ITC Holdings
3.650%, 06/15/24	25	26
2.700%, 11/15/22	2,183	2,204

Kansas City Power & Light
3.650%, 08/15/25	100	107

Listrindo Capital BV
4.950%, 09/14/26 (A)	530	537

MidAmerican Energy
4.250%, 07/15/49	1,279	1,540
3.950%, 08/01/47	100	114

Minejesa Capital BV
5.625%, 08/10/37 (A)	870	940

National Fuel Gas
3.950%, 09/15/27	50	51

Nevada Power
3.700%, 05/01/29	40	44

NextEra Energy Capital Holdings
4.800%, VAR ICE LIBOR USD 3 Month+2.409%, 12/01/77	200	203
3.342%, 09/01/20	5,136	5,194
3.150%, 04/01/24	100	103
2.900%, 04/01/22	2,233	2,273
2.403%, 09/01/21	2,508	2,524

NiSource
5.800%, 02/01/42	992	1,267
4.375%, 05/15/47	100	112
3.650%, 06/15/23	50	52
2.650%, 11/17/22	4,408	4,461

Northern States Power
2.600%, 05/15/23	100	101

NSTAR Electric
2.375%, 10/15/22	100	101

Oglethorpe Power
5.050%, 10/01/48	50	60

Ohio Power
4.000%, 06/01/49	20	23

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Oklahoma Gas & Electric
3.800%, 08/15/28	$25	$27
3.300%, 03/15/30	25	26

Oncor Electric Delivery
4.100%, 11/15/48	50	59
3.750%, 04/01/45	100	110
3.700%, 11/15/28 (A)	100	110
3.100%, 09/15/49 (A)	1,875	1,879

ONE Gas
4.500%, 11/01/48	45	55

PacifiCorp
4.100%, 02/01/42	150	171

PECO Energy
3.900%, 03/01/48	15	17

Perusahaan Listrik Negara
6.150%, 05/21/48 (A)	845	1,082
5.500%, 11/22/21 (A)	776	822
4.875%, 07/17/49 (A)	368	400
3.875%, 07/17/29 (A)	450	466

Piedmont Natural Gas
3.500%, 06/01/29	100	107

Pinnacle West Capital
2.250%, 11/30/20	1,009	1,008

Power Finance
6.150%, 12/06/28 (A)	1,060	1,235

PPL Capital Funding
4.000%, 09/15/47	100	104
3.500%, 12/01/22	150	154

PPL Electric Utilities
3.000%, 10/01/49	35	34

Progress Energy
7.750%, 03/01/31	1,026	1,463

PSEG Power
3.850%, 06/01/23	50	53
3.000%, 06/15/21	50	50

Public Service Electric & Gas
3.650%, 09/01/28	100	110

Public Service Enterprise Group
2.650%, 11/15/22	150	152

Public Service of Colorado
4.100%, 06/15/48	65	76
3.200%, 03/01/50	100	102

Public Service of New Hampshire
3.600%, 07/01/49	25	27

Puget Energy
6.500%, 12/15/20	100	105

Puget Sound Energy
4.223%, 06/15/48	100	117

Ruwais Power PJSC
6.000%, 08/31/36 (A)	540	680

San Diego Gas & Electric
4.300%, 04/01/42	826	918
4.150%, 05/15/48	636	724

Sempra Energy
6.000%, 10/15/39	1,222	1,569
3.800%, 02/01/38	200	206
3.750%, 11/15/25	100	105
3.550%, 06/15/24	100	104
2.900%, 02/01/23	35	36

Description	Face Amount (000)	Value (000)

Southern
4.250%, 07/01/36	$150	$162
2.350%, 07/01/21	200	201

Southern California Edison
4.875%, 03/01/49	314	377
4.125%, 03/01/48	654	710
3.650%, 03/01/28	50	54
3.500%, 10/01/23	150	156
2.850%, 08/01/29	75	76

Southern Gas Capital
3.250%, 06/15/26	30	31

Southwestern Electric Power
4.100%, 09/15/28	25	28
3.850%, 02/01/48	100	106
2.750%, 10/01/26	50	50

Southwestern Public Service
4.400%, 11/15/48	100	120
3.750%, 06/15/49	50	55

State Grid Overseas Investment 2013
3.125%, 05/22/23 (A)	440	452

Tampa Electric
4.450%, 06/15/49	25	30
4.300%, 06/15/48	25	29

Union Electric
3.500%, 04/15/24	150	159
3.250%, 10/01/49	150	150

Virginia Electric & Power
3.800%, 04/01/28	100	109
3.500%, 03/15/27	100	107
3.100%, 05/15/25	100	104
2.875%, 07/15/29	150	154

Vistra Operations
3.550%, 07/15/24 (A)	1,877	1,889

Washington Gas Light
3.650%, 09/15/49	25	26

WEC Energy Group
3.375%, 06/15/21	65	66
3.100%, 03/08/22	25	26

Westar Energy
3.250%, 09/01/49	50	50

Wisconsin Electric Power
4.300%, 10/15/48	10	12

Wisconsin Power & Light
3.050%, 10/15/27	100	104

Xcel Energy
2.400%, 03/15/21	2,057	2,066

		84,627

Total Corporate Obligations (Cost $539,311) (000)		561,756

Mortgage-Backed Securities — 24.6%

Agency Mortgage-Backed Obligations – 22.8%

FHLMC
5.000%, 02/01/39 - 12/01/48	9,339	10,037
4.500%, 05/01/42 - 01/01/49	11,472	12,239
4.000%, 05/01/26 - 03/01/49	17,524	18,420
3.500%, 06/01/33 - 07/01/48	39,123	40,644

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)
3.000%, 11/01/27 - 10/01/49	$28,702	$29,291
2.500%, 01/01/32 - 12/01/32	2,567	2,594

FHLMC, Ser 2011-3830, Cl DZ
4.000%, 12/15/30	936	998

FHLMC, Ser 2011-3838, Cl FG
2.428%, VAR LIBOR USD 1 Month+0.400%, 03/15/40	121	122

FHLMC, Ser 2011-3896, Cl PA
4.000%, 03/15/40	255	265

FHLMC, Ser 2013-4212, Cl JP
3.000%, 12/15/40	449	459

FHLMC, Ser 2014-4384, Cl LA
3.500%, 09/15/40	208	214

FHLMC, Ser 2017-4681, Cl DA
3.000%, 04/15/45	910	938

FHLMC, Ser 2018-4798, Cl BA
4.000%, 05/15/44	1,357	1,399

FHLMC, Ser 2018-4821, Cl MA
3.500%, 10/15/53	2,726	2,835

FHLMC Multifamily Structured Pass-Through Certificates, Ser K029, Cl A2
3.320%, 02/25/23	1,000	1,042

FHLMC Multifamily Structured Pass-Through Certificates, Ser K055, Cl A2
2.673%, 03/25/26	400	415

FHLMC Multifamily Structured Pass-Through Certificates, Ser K065, Cl A2
3.243%, 04/25/27	1,026	1,105

FHLMC Multifamily Structured Pass-Through Certificates, Ser K068, Cl A2
3.244%, 08/25/27	723	780

FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/27 (E)	400	430

FHLMC Multifamily Structured Pass-Through Certificates, Ser K070, Cl A2
3.303%, 11/25/27 (E)	361	391

FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2
3.444%, 12/25/27	100	109

FHLMC Multifamily Structured Pass-Through Certificates, Ser K078, Cl A2
3.854%, 06/25/28	200	225

FHLMC Multifamily Structured Pass-Through Certificates, Ser K079, Cl A2
3.926%, 06/25/28	1,505	1,706

FHLMC Multifamily Structured Pass-Through Certificates, Ser K081, Cl A2
3.900%, 08/25/28 (E)	1,156	1,308

Description	Face Amount (000)	Value (000)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K083, Cl A2
4.050%, 09/25/28 (E)	$1,092	$1,251

FHLMC Multifamily Structured Pass-Through Certificates, Ser K085, Cl A2
4.060%, 10/25/28 (E)	200	229

FHLMC Multifamily Structured Pass-Through Certificates, Ser K086, Cl A2
3.859%, 11/25/28 (E)	120	136

FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl A2
2.903%, 06/25/29	1,126	1,195

FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl A2
2.785%, 06/25/29	1,413	1,487

FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl A2
2.454%, 08/25/23	350	355

FHLMC Multifamily Structured Pass-Through Certificates, Ser K730, Cl A2
3.590%, 01/25/25 (E)	425	455

FNMA TBA
5.000%, 10/01/36	2,985	3,197
4.500%, 10/14/34	1,535	1,616
4.000%, 10/01/18 - 10/14/39	2,445	2,537
3.500%, 10/01/40	11,075	11,391
3.000%, 10/15/42	14,435	14,652
2.500%, 10/15/27	3,815	3,847

FNMA
5.500%, 09/01/40	738	832
5.000%, 07/01/41 - 09/01/48	2,532	2,753
4.500%, 01/01/30 - 09/01/49	28,337	30,031
4.000%, 08/01/27 - 09/01/49	53,856	56,346
3.500%, 08/01/31 - 08/01/49	48,733	50,449
3.000%, 02/01/32 - 08/01/49	36,421	37,246
2.500%, 12/01/27 - 08/01/34	14,407	14,536

FNMA, Ser 2006-104, Cl FC
2.268%, VAR LIBOR USD 1 Month+0.250%, 11/25/36	279	279

FNMA, Ser 2013-101, Cl A
3.000%, 09/25/30	254	257

FNMA, Ser 2015-M11, Cl A2
2.924%, 04/25/25 (E)	850	883

FNMA, Ser 2016-54, Cl GA
2.500%, 11/25/45	1,809	1,839

FNMA, Ser 2017-41, Cl MD
4.000%, 05/25/53	1,103	1,155

FNMA, Ser 2017-91, Cl PC
3.000%, 06/25/45	587	598

FNMA, Ser 2018-11, Cl PA
3.000%, 06/25/46	1,504	1,576

FNMA, Ser 2018-3, Cl PA
3.000%, 04/25/46	1,631	1,689

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

FNMA, Ser 2018-44, Cl PA
3.500%, 06/25/44	$1,310	$1,343

FNMA, Ser 2018-M12, Cl A2
3.776%, 08/25/30 (E)	100	112

FNMA, Ser 2018-M5, Cl A2
3.560%, 09/25/21 (E)	127	129

FNMA, Ser M7, Cl A2
3.150%, 03/25/28 (E)	499	529

GNMA
5.000%, 09/20/46 - 09/20/48	1,960	2,112
4.500%, 12/20/41 - 05/20/49	14,325	15,054
4.000%, 01/20/47 - 03/20/49	17,392	18,151
3.500%, 11/20/44 - 02/20/49	23,885	24,888
3.000%, 06/20/45 - 03/20/48	10,502	10,821
2.500%, 12/20/46	382	386

GNMA TBA
4.500%, 10/15/39	1,000	1,045
4.000%, 10/01/39	14,450	15,027
3.500%, 10/15/41	23,945	24,806
3.000%, 10/01/42	24,060	24,689

		509,875

Non-Agency Mortgage-Backed Obligations – 1.8%

Alternative Loan Trust, Ser 2003-22CB, Cl 3A1
6.000%, 12/25/33	595	603

BANK, Ser 2017-BNK8, Cl A4
3.488%, 11/15/50	90	97

BANK, Ser 2017-BNK8, Cl B
4.065%, 11/15/50 (E)	50	54

BANK, Ser 2018-BN13, Cl A5
4.217%, 08/15/61 (E)	1,350	1,535

BANK, Ser 2018-BN14, Cl A4
4.231%, 09/15/60 (E)	96	109

BANK, Ser 2018-BN15, Cl A4
4.407%, 11/15/61 (E)	50	58

BANK, Ser 2019-BN18, Cl A4
3.584%, 05/15/62	454	496

BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/61	100	106

BANK, Ser 2019-BN21, Cl A5
2.851%, 10/15/52	958	987

BBCMS Mortgage Trust, Ser 2018-C2, Cl A5
4.314%, 12/15/51	1,011	1,157

Benchmark Mortgage Trust, Ser 2018-B2, Cl A5
3.882%, 02/15/51 (E)	100	111

Benchmark Mortgage Trust, Ser 2018-B6, Cl A4
4.261%, 10/10/51	50	57

Benchmark Mortgage Trust, Ser 2019-B11, Cl A5
3.542%, 05/15/52	200	218

Benchmark Mortgage Trust, Ser 2019-B13, Cl A4
2.952%, 08/15/57	958	993

Description	Face Amount (000)	Value (000)

Benchmark Mortgage Trust, Ser 2019-B9, Cl A5
4.016%, 03/15/52	$57	$64

CD Mortgage Trust, Ser 2017-CD6, Cl A5
3.456%, 11/13/50	100	107

CD Mortgage Trust, Ser 2019-CD8, Cl A4
2.912%, 08/15/57	1,049	1,083

Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl A4
3.778%, 09/10/58	245	265

Citigroup Commercial Mortgage Trust, Ser 2016-C3, Cl A4
3.154%, 11/15/49	1,004	1,058

Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5
3.720%, 11/10/26	738	804

Citigroup Commercial Mortgage Trust, Ser 2017-P7, Cl A4
3.712%, 04/14/50	500	545

Citigroup Commercial Mortgage Trust, Ser 2018-C5, Cl A4
4.228%, 06/10/51 (E)	100	114

Citigroup Mortgage Loan Trust, Ser 2018-A, Cl A1
4.000%, 01/25/68 (A) (E)	599	599

COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4
4.373%, 07/10/45 (E)	300	322

COMM Mortgage Trust, Ser 2013-CR12, Cl A3
3.765%, 10/10/46	1,340	1,409

COMM Mortgage Trust, Ser 2013-CR7, Cl A4
3.213%, 03/10/46	400	413

COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/48	700	735

COMM Mortgage Trust, Ser 2015-LC23, Cl A4
3.774%, 10/10/48	1,167	1,261

COMM Mortgage Trust, Ser 2016-CR16, Cl A4
4.051%, 04/10/47	683	733

Commercial Mortgage Pass-Through Certificates, Ser CR28, Cl A4
3.762%, 02/10/49	1,241	1,342

Credit Suisse First Boston Mortgage Securities, Ser 2004-AR2, Cl 5A1
4.441%, 03/25/34 (E)	24	24

CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A4
3.210%, 11/15/49	500	522

CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5
3.502%, 11/15/49	597	637

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

CSAIL Commercial Mortgage Trust, Ser 2019-C16, Cl A3
3.329%, 06/15/52	$963	$1,026

CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-27, Cl 4A4
5.750%, 11/25/33	65	68

CSMC Trust, Ser 2018-RPL7, Cl A1
4.000%, 08/26/58 (A)	487	492

GS Mortgage Securities Trust, Ser 2013-GCJ12,Cl A4
3.135%, 06/10/46	367	378

GS Mortgage Securities Trust, Ser 2014-GC18,Cl A3
3.801%, 01/10/47	1,424	1,506

GS Mortgage Securities Trust, Ser 2014-GC18,Cl A4
4.074%, 01/10/47	552	593

GS Mortgage Securities Trust, Ser 2015-GC32,Cl A4
3.764%, 07/10/48	500	540

GS Mortgage Securities Trust, Ser 2016-GS4,Cl A4
3.442%, 11/10/49 (E)	365	391

GS Mortgage Securities Trust, Ser 2019-GC38,Cl A4
3.968%, 02/10/52	100	112

GS Mortgage Securities Trust, Ser 2019-GC42,Cl A4
3.001%, 09/01/52	100	104

GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35	32	33

HarborView Mortgage Loan Trust, Ser 2004-3,Cl 1A
4.677%, 05/19/34 (E)	27	28

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A3
3.669%, 04/15/47	500	511

JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl A2
3.240%, 03/15/50	400	408

JPMorgan Mortgage Trust, Ser 2003-A2, Cl 3A1
4.247%, 11/25/33 (E)	108	111

JPMorgan Mortgage Trust, Ser 2005-A1, Cl 6T1
4.683%, 02/25/35 (E)	141	143

JPMorgan Mortgage Trust, Ser 2005-A2, Cl 3A2
4.524%, 04/25/35 (E)	37	38

JPMorgan Mortgage Trust, Ser 2005-A3, Cl 4A1
4.854%, 06/25/35 (E)	37	38

MLCC Mortgage Investors, Ser 2006-2, Cl 2A
4.226%, 05/25/36 (E)	143	146

Description	Face Amount (000)	Value (000)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl AS
3.832%, 12/15/47	$500	$533

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/48	935	979

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl A4
3.719%, 07/15/50	300	323

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/48	1,839	1,977

Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29 (A)	1,104	1,123

Morgan Stanley Capital I Trust, Ser 2017-HR2, Cl A4
3.587%, 12/15/50	250	271

Morgan Stanley Capital I Trust, Ser 2019-H7, Cl A4
3.261%, 07/15/52	100	106

Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl A
2.792%, VAR LIBOR USD 1 Month+0.750%, 11/11/34 (A)	293	293

UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4
3.983%, 02/15/51	300	333

Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/48	700	745

Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4
3.695%, 11/15/48	811	873

Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Cl A4
3.809%, 12/15/48	638	692

Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl A4
3.096%, 06/15/49	1,215	1,268

Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl A4
3.640%, 12/15/59	999	1,081

Wells Fargo Commercial Mortgage Trust, Ser 2017-C42
3.589%, 12/15/50	1,425	1,542

Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl A4
3.760%, 03/15/52	394	434

Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl A5
4.023%, 03/15/52	100	112

Wells Fargo Commercial Mortgage Trust, Ser 2019-C52, Cl A5
2.892%, 08/15/52	100	103

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 1A9
4.564%, 10/25/33 (E)	$341	$350

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A4
4.968%, 05/01/35 (E)	75	79

WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl A3
2.749%, 05/15/45	445	454

WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A4
3.073%, 06/15/46	696	717

WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/46	60	62

WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A5
3.631%, 11/15/47	1,387	1,476

		41,210

Total Mortgage-Backed Securities (Cost $542,209) (000)		551,085

Loan Participations — 9.6%

Airlines – 0.1%

American Airlines, Inc., 2017 Replacement Term Loan (New), 1st Lien
4.049%, 10/10/21	500	500

American Airlines, Inc., 2018 Replacement Term Loan
3.804%, VAR LIBOR+1.750%, 06/27/25	1,230	1,216

		1,716

Automotive – 0.2%

Chassix Inc., Term Loan B
7.688%, 11/15/23	240	229

Chassix, Inc., Initial Loan, 1st Lien
9.750%, 11/15/23	1	1
8.063%, 11/15/23	251	240

Dayco Products, LLC, Term Loan, 1st Lien
6.374%, VAR LIBOR+4.250%, 05/08/23	684	612

Honeywell Technologies Sàrl, Dollar Tranche B Term Loan
4.820%, 09/19/25	743	736

Panther BF Aggregator 2 L.P., Initial Dollar Term Loan
5.544%, 04/30/26	1,650	1,633

TI Group Automotive Systems, LLC, Initial US Term Loan, 1st Lien
4.612%, VAR LIBOR+2.500%, 06/24/22	1,438	1,433

		4,884

Description	Face Amount (000)	Value (000)
Broadcasting – 0.1%

Diamond Sports Group, LLC, Term Loan, 1st Lien
5.300%, 08/24/26	$1,000	$1,005

Building Materials – 0.2%

American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 1st Lien
4.044%, VAR LIBOR+2.000%, 10/31/23	1,596	1,595

Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien
4.294%, VAR LIBOR+2.250%, 01/02/25	1,234	1,230

Foundation Building Materials Holding Company LLC, Term Loan, 1st Lien
5.044%, 05/09/25	755	754

Priso Acquisition Corporation (aka PrimeSource Building Products), Term B Loan, 1st Lien
5.112%, VAR LIBOR+3.000%, 05/08/22	966	932

		4,511

Chemicals – 1.1%

AkzoNobel (Starfruit), Term Loan B
5.292%, 10/01/25	1,670	1,633

Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-2 Term Loan, 1st Lien
5.394%, VAR LIBOR+3.250%, 06/02/23	692	659
5.390%, VAR LIBOR+3.250%, 06/02/23	2	2

Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-3 Term Loan
5.394%, VAR LIBOR+3.250%, 06/02/23	521	497
5.390%, VAR LIBOR+3.250%, 06/02/23	1	1

Archroma Finance S.a r.l., Facility B2, 1st Lien
6.341%, VAR LIBOR+4.250%, 08/12/24	809	807
6.330%, VAR LIBOR+4.250%, 08/12/24	2	2

Ascend Performance Term Loan B (2019)
7.354%, 08/14/26	537	537

ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-1 Term Loan
5.612%, VAR LIBOR+3.500%, 11/20/23	397	385

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-2 Term Loan
5.612%, VAR LIBOR+3.500%, 11/20/23	$516	$500

Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 1st Lien
3.854%, VAR LIBOR+1.750%, 06/01/24	1,570	1,570

Berry Global, Term Loan, 1st Lien
4.549%, 07/01/26	1,000	1,004

Ferro Corporation, Tranche B-1 Term Loan, 1st Lien
4.354%, 02/14/24 (E)	765	764

Flint Group, Term Loan, 1st Lien
5.283%, 09/07/21 (E)	731	613

INEOS Styrolution US Holding LLC (fka Styrolution US Holding LLC), New 2024 Dollar Term Loan
4.104%, 03/29/24 (E)	218	217

Ineos US Finance LLC, New 2024 Dollar Term Loan
4.044%, VAR LIBOR+2.000%, 04/01/24	1,482	1,464

Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp), Dollar Term Loan, 1st Lien
6.362%, VAR LIBOR+4.250%, 06/30/22	689	608

Messer Industries GmbH, Initial Term B-1 Loan
4.604%, 03/01/26	875	873

OCI Partners LP, Initial Term Loan, 1st Lien
6.330%, 02/14/25	494	493

Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 1st Lien
4.330%, VAR LIBOR+2.000%, 07/25/24	1,344	1,326

PMHC II, Inc., Initial Term Loan
6.415%, 03/31/25	219	176
6.151%, 03/21/25	235	189
5.830%, 03/31/25	288	231

PQ Corporation, Third Amendment Tranche B-1 Term Loan
4.756%, 02/08/25 (E)	839	840

Ravago Holdings America, Inc., Term Loan, 1st Lien
4.800%, VAR LIBOR+2.750%, 06/30/23	321	320

Reynolds Group Holdings Inc., Incremental U.S. Term Loan
4.794%, VAR LIBOR+2.750%, 02/05/23	552	553

Reynolds Group Holdings Incremental US Term Loans
4.794%, VAR LIBOR+2.750%, 02/05/23	928	930

Description	Face Amount (000)	Value (000)

Schenectady International Group, Inc., Initial Term Loan
6.854%, 10/15/25	$27	$26

Schenectady International Group, Inc., Initial Term Loan, 1st Lien
7.063%, 10/15/25 (E)	1,318	1,280

Solenis Holdings LLC, Initial Dollar Term Loan
6.124%, 06/26/25	746	724
6.112%, 06/26/25	2	2

Spectrum Holdings III Corp., Closing Date Term Loan, 2nd Lien
9.112%, VAR LIBOR+7.000%, 01/26/26	500	450

Tricorbraun Holdings, Inc., Closing Date Term Loan, 1st Lien
6.136%, 11/30/23	48	46
6.008%, 11/30/23 (E)	533	518

Tronox Finance LLC, Initial Dollar Term Loan
4.854%, VAR LIBOR+3.000%, 09/23/24	1,108	1,107

Tronox Limited, Initial Dollar Term Loan
5.330%, 09/23/24	708	708

U.S. Farathane, LLC, Term B-4 Loan, 1st Lien
5.612%, VAR LIBOR+3.500%, 12/31/21	1,146	1,077

Univar USA Inc., Term B-3 Loan, 1st Lien
4.294%, VAR LIBOR+2.500%, 07/01/24	842	844

Vantage Specialty Chemicals, Inc., Closing Date Term Loan
5.756%, 10/28/24	29	27

Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien
5.612%, VAR LIBOR+4.000%, 10/28/24	706	647

Vantage Specialty Chemicals, Inc., Initial Loan
10.337%, VAR LIBOR+8.250%, 10/20/25	205	182

Wilsonart LLC, Tranche D Term Loan, 1st Lien
5.360%, VAR LIBOR+3.250%, 12/19/23	490	480

		25,312

Commercial Services – 0.0%

Autokiniton US Holdings, Inc., Closing Date Term B Loan, 1st Lien
6.044%, 05/17/25 (E)	578	554

Belfor, Term Loan B, 1st Lien
6.044%, 02/13/26	350	351

		905

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Communication Services – 0.6%

Altice Financing S.A., March 2017 Refinancing Term Loan
4.778%, VAR LIBOR+2.750%, 07/15/25	$933	$908

Centurylink, Term Loan B
4.794%, 01/31/25 (E)	1,345	1,335

CommScope, Inc., Term Loan B, 1st Lien
5.362%, 04/06/26	1,225	1,220

CPI International, Inc., Initial Term Loan, 1st Lien
9.362%, 07/25/25 (E)	313	298

Flight Bidco Inc., Initial Term Loan
5.610%, 07/23/25	616	609

Flight Bidco Inc., Initial Term Loan, 1st Lien
9.610%, 06/19/26	556	549

Level 3 Financing, Inc., Tranche B 2024 Term Loan
4.353%, VAR LIBOR+2.250%, 02/22/24	1,920	1,923

MTN Infrastructure TopCo, Inc., Initial Term Loan, 1st Lien
5.112%, VAR LIBOR+3.000%, 11/15/24	995	983

Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
4.794%, 07/31/25 (E)	249	243

SBA Senior Finance II LLC, Initial Term Loan, 1st Lien
4.050%, VAR LIBOR+2.000%, 04/11/25	1,209	1,209

Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.563%, VAR LIBOR+2.500%, 02/02/24	1,764	1,751

Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Facility
4.362%, VAR LIBOR+2.250%, 01/19/24	1,226	1,228

		12,256

Computers & Electronics – 1.3%

Air Newco LLC, 2018 Refinancing Dollar Term B Loan
6.792%, 05/31/24	705	703

Air Newco, LLC, Term Loan B, 1st Lien
0.000%, 09/21/26 (F)	500	495

Brooks Automation, Inc., Initial Term B Loan
4.790%, 10/04/24 (E)	499	504

Cohu, Inc., Initial Term B Loan, 1st Lien
5.200%, 09/19/25	1,158	1,096

Description	Face Amount (000)	Value (000)

CPI International, Inc., Initial Term Loan, 1st Lien
5.612%, VAR LIBOR+3.500%, 07/26/24	$360	$353

Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan
4.800%, VAR LIBOR+3.000%, 04/29/24	1,234	1,228

Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien
5.300%, VAR LIBOR+3.250%, 06/01/22	1,726	1,726

Excelitas Technologies Corp. (fka EXC Holdings III Corp.), Initial USD Term Loan
5.604%, VAR LIBOR+3.500%, 11/15/24	985	984

Flexera Software LLC (fka Flexera Software, Inc.), Initial Term Loan
5.620%, 02/26/25	649	650

Flexera Software LLC (fka Flexera Software, Inc.), Initial Term Loan, 2nd Lien
0.000%, 02/26/26 (F)	250	248

Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-1 Term Loan, 1st Lien
4.044%, VAR LIBOR+2.250%, 02/15/24	989	990

Hyland Software Inc., 1st Lien
5.362%, 07/01/24	641	640

Infor (US), Inc. (fka Lawson Software Inc.) , Tranche B-6 Term Loan
5.080%, VAR LIBOR+2.750%, 02/01/22	1,679	1,680

Kronos Incorporated, Incremental Term Loan, 1st Lien
5.253%, VAR LIBOR+3.000%, 11/01/23	1,261	1,263

MA Financeco., LLC, Tranche B-2 Term Loan, 1st Lien
4.294%, VAR LIBOR+2.500%, 11/19/21	181	181

MA Financeco., LLC, Tranche B-3 Term Loan
4.544%, VAR LIBOR+2.750%, 06/21/24	123	121

MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 1st Lien
4.362%, VAR LIBOR+2.250%, 05/07/24	1,062	963

Micro Holdings (Internet Brands), Term Loan (2017)
5.794%, 09/13/24	995	987

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Micro Holdings (Internet Brands), Term Loan, 2nd Lien
9.544%, VAR LIBOR+7.500%, 09/15/25	$244	$244

Microchip Technology Incorporated, Initial Term Loan, 1st Lien
4.050%, VAR LIBOR+2.000%, 05/23/25	1,196	1,198

Misys Limited, Dollar Term Loan
5.696%, VAR LIBOR+3.500%, 06/13/24	250	243

Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B1 (USD), 1st Lien
6.080%, VAR LIBOR+3.750%, 01/10/24	1,368	1,329

Project Alpha Intermediate Holding, Inc., Term Loan, 1st Lien
5.810%, VAR LIBOR+3.500%, 04/19/24	249	246

Project Alpha, Term Loan B, 1st Lien
6.560%, 04/26/24	1,136	1,135

Project Boost Purchaser, LLC, Term Loan, 1st Lien
5.612%, 06/01/26	584	579

Project Ruby Ultimate Parent Corp., New Term Loan
5.612%, VAR LIBOR+3.500%, 02/09/24	1,564	1,544

Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.544%, VAR LIBOR+2.750%, 06/21/24	828	816

SolarWinds Holdings, Inc., 2018 Refinancing Term Loan
4.794%, 02/05/24	500	500

Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
4.862%, VAR LIBOR+2.750%, 03/03/23	1,511	1,503

SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
4.294%, VAR LIBOR+2.500%, 04/16/25	1,001	1,004

SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
4.294%, VAR LIBOR+2.500%, 04/16/25	677	678

TeamViewer, Term Loan B, 1st Lien
7.080%, 02/22/24	442	442

Ultimate Software Group Inc., Initial Term Loan
5.794%, 05/04/26	1,500	1,508

Description	Face Amount (000)	Value (000)

Vertiv Group Corporation (fka Cortes NP Acquisition Corporation), Term B Loan, 1st Lien
6.044%, VAR LIBOR+4.000%, 11/30/23	$953	$905

		28,686

Construction – 0.1%

Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien
6.580%, 06/21/24	4	4
6.528%, VAR LIBOR+4.250%, 06/21/24	410	400
6.509%, VAR LIBOR+4.250%, 06/14/24	260	254
6.509%, VAR LIBOR+4.250%, 06/21/24	203	198

Pike Corporation, Initial Term Loan (2019), 1st Lien
5.300%, 07/24/26	979	982

		1,838

Consumer Nondurables – 0.0%

Acuity Specialty Products, Inc., Initial Term Loan
6.330%, VAR LIBOR+4.000%, 08/12/24	978	762

Educational Services – 0.1%

Adtalem Global Education Inc., Term B Loan, 1st Lien
5.044%, 04/09/25 (E)	243	243

Learning Care Group (US) No. 2 Inc., Initial Term Loan, 1st Lien
5.580%, 03/13/25	95	95
5.526%, 03/13/25	221	220
5.506%, 03/13/25	221	220

Learning Care, Term Loan B, 1st Lien
5.435%, 03/13/25 (E)	663	660

Prometric Holdings Inc. (fka ETS Holdings Inc.), Initial Term Loan
5.120%, VAR LIBOR+3.000%, 01/17/25	990	972

		2,410

Entertainment & Leisure – 0.3%

Alterra Mountain Company, Initial Bluebird Term Loan
5.044%, VAR LIBOR+3.000%, 07/31/24	1,731	1,733

AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
5.230%, 04/22/26	1,807	1,813

Callaway Golf Company, Term Loan, 1st Lien
6.542%, 12/17/25	890	901

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Crown Finance US, Inc., Initial Dollar Tranche Term Loan
4.294%, VAR LIBOR+2.500%, 02/28/25	$615	$611

Metro-Goldwyn-Mayer Inc., Initial Term Loan
4.620%, 06/27/25	431	430

Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.), Term B-5 Loan, 1st Lien
5.112%, 04/01/24 (E)	1,240	1,236

Topgolf International, Inc., Initial Term Loan, 1st Lien
7.539%, 02/08/26	229	230

UFC Holdings, LLC, Term Loan
5.300%, 04/29/26	748	749

		7,703

Environmental Services – 0.1%

GFL Environmental Inc., Effective Date Incremental Term Loan
5.044%, 05/30/25 (E)	1,721	1,706

Strategic Materials Holding Corp., Initial Term Loan
10.003%, 10/31/25	500	350
6.003%, VAR LIBOR+3.750%, 11/01/24	739	640

		2,696

Financial Services – 0.3%

Altisource Solutions, Term Loan B, 1st Lien
6.104%, 03/29/24 (E)	546	524

Azalea TopCo, Inc., Initial Term Loan, 1st Lien
5.544%, 07/23/26	571	569

Citco Funding LLC, 2017 Term Loan, 1st Lien
4.612%, VAR LIBOR+3.000%, 03/23/22	1,447	1,446

Ditech Holding Corporation (fka Walter Investment Management Corp.), Tranche B Term Loan, 1st Lien
12.000%, VAR LIBOR+6.000%, 06/30/22 (C)	458	184

Hudson River Trading LLC, Repriced Term Loan, 1st Lien
5.830%, 03/20/25	597	597

Liquidnet Holdings, Inc., Term Loan
5.362%, 07/15/24	654	651

Newport Group Holdings II, Inc., Initial Term Loan
8.250%, 08/08/25	—	—
6.152%, 08/08/25	192	190

Triton, Term Loan B, 1st Lien
8.330%, 10/31/24	624	581

Description	Face Amount (000)	Value (000)

VFH Parent LLC, Term Loan B, 1st Lien
5.632%, 03/01/26	$1,096	$1,097

		5,839

Food & Beverage – 0.1%

Arterra Wines Canada, Inc. (fka Canada Inc.), USD Term Loan B-1
5.169%, 12/15/23 (E)	488	486

JBS USA Lux S.A. (fka JBS USA, LLC), New Term Loan, 1st Lien
4.544%, 05/01/26	671	673

United Natural Foods, Inc., Initial Term Loan, 1st Lien
6.294%, 10/18/25	1,642	1,368

US Foods Inc., 1st Lien
0.000%, 08/17/26 (F)	215	216

		2,743

Forest Products – 0.0%

ProAmpac PG Borrower LLC, Initial Term Loan
8.000%, VAR LIBOR+3.500%, 11/17/23	1	1
5.787%, VAR LIBOR+3.500%, 11/17/23	122	117
5.756%, VAR LIBOR+3.500%, 11/17/23	80	76
5.669%, 11/17/23	178	170
5.624%, VAR LIBOR+3.500%, 11/17/23	105	101

		465

Gaming & Hotels – 0.4%

Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.794%, 12/23/24 (E)	1,986	1,972

CBAC Borrower, LLC, Term B Loan, 1st Lien
6.044%, VAR LIBOR+4.000%, 07/08/24	500	480

Gateway Casinos & Entertainment, Term Loan B (2018)
5.104%, 12/01/23	1,247	1,229

Golden Nugget, Inc., Initial B Term Loan, 1st Lien
4.807%, VAR LIBOR+2.750%, 10/04/23	733	732
4.794%, VAR LIBOR+2.750%, 10/04/23	914	912

Hanjin International Corp., Initial Term Loan
4.645%, VAR LIBOR+2.500%, 09/20/20	1,000	1,000

Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
3.768%, 06/22/26	750	754

KP Fixed Income Fund

Schedule of Investments

September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien
4.044%, VAR LIBOR+2.000%, 04/25/23	$1,007	$1,008

Stars Group Holdings B.V., USD Term Loan, 1st Lien
5.604%, 07/10/25	1,077	1,081

		9,168

Health Care – 0.4%

Bausch Health Companies Inc., Initial Term Loan, 1st Lien
5.039%, VAR LIBOR+3.000%, 06/02/25	1,550	1,555

Bulldog Purchaser Inc., Delayed Draw Term Loan
3.750%, 08/22/25	38	38

Bulldog Purchaser Inc., Initial Term Loan
5.862%, 08/22/25	1,353	1,335

Carestream Health, Inc., Extended Term Loan
7.794%, 02/28/21	119	113

DaVita Inc., Tranche B Term Loan, 1st Lien
0.000%, 08/07/26 (F)	1,000	1,005

Endo Luxembourg Finance Company I S.a r.l., Initial Term Loan, 1st Lien
6.294%, VAR LIBOR+4.250%, 04/27/24	875	795

Lifescan Global Corporation, Initial Term Loan
8.660%, 10/01/24 (E)	260	234

Radiology Partners, Term Loan, 1st Lien
10.895%, 07/09/26	100	97

Radiology Partners, Term Loan, 2nd Lien
10.561%, 07/09/26	150	147

Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien
5.044%, VAR LIBOR+3.000%, 05/15/22	1,234	1,219

Surgery Center Holdings, Inc., Initial Term Loan, 1st Lien
5.300%, VAR LIBOR+3.250%, 09/02/24	2,214	2,160

Syneos Health Inc., Term A Loan, 1st Lien
0.000%, 03/26/24 (F)	500	495

		9,193

Home Furnishings – 0.1%

Comfort Holding, LLC, Initial Term Loan
6.862%, VAR LIBOR+4.750%, 02/05/24	839	828

Description	Face Amount (000)	Value (000)

Serta Simmons Bedding, LLC, Initial Term Loan
5.682%, VAR LIBOR+3.500%, 10/20/23	$232	$142
5.539%, VAR LIBOR+3.500%, 10/20/23	818	500

		1,470

Housing – 0.1%

DTZ US Borrower LLC, Term Loan B (2018)
5.294%, 08/15/25	1,497	1,498

Installed Building Products, Term Loan B (2018)
4.612%, 04/15/25 (E)	504	504

		2,002

Industrial Services – 0.1%

Delachaux Group, Facility B2, 1st Lien
6.822%, 04/01/26	1,250	1,242

PT Intermediate Holdings III, LLC, Term B Loan
6.330%, 12/09/24	748	727

SiteOne Landscape Supply, LLC (fka John Deere Landscapes LLC), Tranche E Term Loan
4.900%, 10/24/29	776	776

		2,745

Information Technology – 0.0%

Mitchell International, Inc., Initial Term Loan
5.294%, 11/29/24 (E)	619	593

Insurance – 0.4%

Acrisure, LLC, 2017-2 Refinancing Term Loan
6.354%, VAR LIBOR+4.250%, 11/22/23	1,069	1,063

Acrisure, LLC, 2018-1 Additional Term Loan
5.862%, 11/22/23	495	487

Alliant Holdings Intermediate, LLC, Initial Term Loan (2018)
5.054%, VAR LIBOR+3.000%, 05/09/25	1,395	1,370

HIG Finance 2 Limited, Initial Dollar Term Loan
5.563%, 12/13/24	968	968

Hub International Limited, Initial Term Loan
5.267%, 04/25/25	3	3

Hub International, Ltd., Cov-Lite, Term Loan B, 1st Lien
5.267%, 04/25/25	1,236	1,220

NFP Corp., Term B Loan, 1st Lien
5.044%, VAR LIBOR+3.000%, 01/08/24	1,686	1,656

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien
5.294%, 12/31/25	$901	$885

Sedgwick Claims Management Services, Inc., Term Loan B, 1st Lien
0.000%, 09/30/26 (F)	268	268

Viant Medical Holdings, Inc., Initial Term Loan
10.080%, 06/26/26	122	113

		8,033

Investment Company – 0.0%

EIG Management Company, LLC,Initial Term Loan
5.866%, 01/31/25	444	443

StepStone Group, Term Loan B, 1st Lien
6.112%, 03/14/25	478	478

		921

Leasing – 0.1%

Fly Funding II S.à r.l., Loan, 1st Lien
4.180%, VAR LIBOR+2.000%, 08/09/19	635	636

USS Ultimate Holdings, Inc., Initial Term Loan
5.950%, VAR LIBOR+3.750%, 08/09/24	360	360

USS Ultimate Holdings, Inc., Initial Term Loan, 1st Lien
6.080%, 08/09/24	1	1

		997

Machinery – 0.3%

Airxcel, Inc., Initial Term Loan
6.612%, VAR LIBOR+4.500%, 04/25/25	743	713

Airxcel, Inc., Initial Term Loan, 1st Lien
10.862%, 04/27/26	500	452

Altra Industrial Motion Corp., Term Loan, 1st Lien
4.112%, 09/26/25	1,387	1,384

CPM Holdings, Inc., Initial Term Loan
10.362%, 10/24/26	247	244
5.794%, 10/24/25	365	359

Douglas Dynamics LLC, 2017 Replacement Term Loan Facility, 1st Lien
5.120%, 12/31/21 (E)	352	351

Filtration Group Corporation, Initial Dollar Term Loan
5.112%, 03/28/25	920	921

Description	Face Amount (000)	Value (000)

Graftech International Ltd., Initial Term Loan, 1st Lien
5.544%, VAR LIBOR+3.500%, 02/12/25	$1,149	$1,116

Pro Mach Group, Inc., Initial Term Loan
4.932%, 03/07/25	744	724

		6,264

Manufacturing – 0.1%

Blount International, Inc., Term Loan
5.946%, 04/12/23	494	494

LTI Boyd Corporation, Term Loan B
5.612%, 09/06/25	665	628

Pelican Products, Inc., Term Loan
9.789%, 04/17/26	88	84
5.539%, VAR LIBOR+3.500%, 04/19/25	68	65

Utex Industries, Term Loan, 1st Lien
6.112%, 05/14/21 (E)	398	336

		1,607

Media – 0.4%

Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien
4.050%, VAR LIBOR+2.000%, 04/30/25	1,412	1,420

CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan
4.278%, VAR LIBOR+2.250%, 07/17/25	749	748

Metro-Goldwyn-Mayer Inc., Initial Term Loan
6.620%, 06/29/26	526	519

NEP Group, Inc., Initial Dollar Term Loan
5.362%, 10/20/25	746	731

NEP Group, Inc., Initial Loan
9.112%, 10/05/26	500	488

Numericable U.S. LLC, USD TLB-12 Term Loan
5.715%, VAR LIBOR+3.000%, 01/31/26	1,476	1,464

Technicolor S.A., First Incremental U.S. Term Loan
4.874%, VAR LIBOR+2.750%, 12/06/23	488	423

Virgin Media Bristol LLC, K Facility, 1st Lien
4.528%, 01/15/26 (E)	1,250	1,250

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.528%, VAR LIBOR+2.500%, 04/15/25	$1,250	$1,247

		8,290

Medical Devices – 0.0%

MedPlast Holdings Inc., Term Loan, 1st Lien
6.080%, 06/26/25	222	207

Metals & Mining – 0.1%

Dynacast International LLC, Term B-2 Loan, 1st Lien
5.354%, VAR LIBOR+3.250%, 01/28/22	1,233	1,182

Oil & Gas – 0.2%

Apergy Corp, Term Loan B
4.563%, 04/18/25 (E)	399	399

Apergy Corporation, Initial Term Loan, 1st Lien
6.500%, 04/18/25	34	34

BCP Raptor, LLC, Initial Term Loan, 1st Lien
6.794%, VAR LIBOR+4.250%, 06/24/24	463	424

Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC), Advance, 1st Lien
6.112%, VAR LIBOR+4.000%, 02/15/24	725	695

Lower Cadence Holdings LLC, Initial Term Loan, 1st Lien
6.054%, 05/08/26	915	891

Lucid Energy Group II Borrower, LLC, Initial Term Loan, 1st Lien
5.112%, VAR LIBOR+3.000%, 02/17/25	489	460

PES Holdings, LLC, Tranche C Loan
2.830%, 12/31/22	570	97
0.000%, 12/31/22 (F)	10	2

Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
8.330%, VAR LIBOR+6.000%, 02/21/21	339	185

Traverse Midstream Partners LLC, Advance, 1st Lien
6.260%, VAR LIBOR+4.000%, 09/27/24	772	677

		3,864

Description	Face Amount (000)	Value (000)

Personal Services – 0.1%

William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
4.870%, VAR LIBOR+2.750%, 05/18/25	$138	$134
4.800%, VAR LIBOR+2.750%, 05/18/25	1,508	1,462

		1,596

Professional & Business Services – 0.9%

Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Delayed Draw Term Loan, 1st Lien
6.507%, 07/10/26	113	113

Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien
6.507%, 07/10/26	1,137	1,138

ASGN Incorporated (fka On Assignment, Inc.), Initial Term B-2 Loan
4.112%, VAR LIBOR+2.000%, 02/21/25	445	446

athenahealth, Inc., Term B Loan, 1st Lien
6.681%, 02/11/26	1,539	1,533

Avantor, Inc., Initial B-1 Dollar Term Loan
5.044%, VAR LIBOR+4.000%, 11/21/24	869	875

BCP Renaissance Parent LLC, Initial Term Loan, 1st Lien
5.756%, VAR LIBOR+3.500%, 10/31/24	462	440

Casmar Holdings (Australia) Pty Limited, Initial Term Loan
5.500%, VAR LIBOR+4.500%, 12/20/23	486	440

Cast & Crew Payroll, LLC, Initial Term Loan
6.120%, 02/09/26	537	540

Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.544%, VAR LIBOR+2.750%, 03/01/24	1,717	1,708

Cineworld (Crown Finance) Incremental 2019 Term Loan
2.500%, 09/20/26	160	159

Clear Channel Outdoor Holdings, Inc. Term Loan B
5.667%, 08/21/26	1,080	1,083

Flex Acquisition Company, Inc., Initial Term Loan, 1st Lien
5.319%, VAR LIBOR+3.000%, 12/29/23	1,437	1,382

Focus Financial Partners, LLC, Tranche B-2 Term Loan
4.544%, 07/03/24	874	877

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Fortress Investment, Term Loan B (2018)
4.044%, 12/27/22 (E)	$938	$940

GHX Ultimate Parent Corporation, Initial Term Loan
5.580%, VAR LIBOR+3.000%, 06/21/24	739	729

Inovalon Holdings, Inc., Term Loan, 1st Lien
5.563%, VAR LIBOR+3.500%, 04/02/25	1,487	1,494

KinderCare (KUEHG Corp), Term Loan B-3
6.080%, 02/14/25	740	738

KUEHG Corp (fka KC MergerSub, Inc.), Term B-3 Loan, 1st Lien
6.080%, 02/14/25	258	257

Safe Fleet Holdings LLC, Initial Term Loan
5.040%, VAR LIBOR+3.000%, 02/03/25	741	716

Tempo Acquisition, LLC, Initial Term Loan, 1st Lien
5.044%, VAR LIBOR+3.000%, 05/01/24	1,410	1,414

Western Dental Services, Inc., 1st Lien
7.360%, 06/23/23	1,190	1,181

Western Dental, Incremental Term Loan B, 1st Lien
6.612%, 06/30/23	162	161

WEX Inc., Term B-3 Loan
4.294%, 05/14/26	1,226	1,232

		19,596

Real Estate – 0.3%

Capital Automotive L.P., Initial Tranche B Term Loan
8.044%, VAR LIBOR+6.000%, 03/21/25	361	362

Capital Automotive L.P., Initial Tranche B-2 Term Loan
4.550%, VAR LIBOR+2.500%, 03/21/24	1,055	1,055

Claros Mortgage Trust, Inc., Initial Term Loan, 1st Lien
0.000%, 08/05/26 (F)	409	409

Forest City Enterprises, L.P., Initial Term Loan, 1st Lien
6.044%, 12/08/25	773	778

iStar Inc. (fka iStar Financial Inc.), Loan, 1st Lien
4.807%, VAR LIBOR+3.000%, 07/01/20	554	555
4.807%, VAR LIBOR+3.000%, 07/01/20	566	567

Description	Face Amount (000)	Value (000)

RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan, 1st Lien
4.794%, VAR LIBOR+2.750%, 12/15/23	$486	$483

RHP Hotel Properties, LP, Tranche B Term Loan, 1st Lien
4.330%, VAR LIBOR+2.000%, 05/11/24	733	733

VICI Properties 1 LLC, Term B Loan, 1st Lien
4.046%, 12/20/24 (E)	1,164	1,167

		6,109

Restaurants – 0.0%

Miller’s Ale House, Inc., Term B Loan, 1st Lien
6.930%, 05/26/25	981	902
0.000%, 05/26/25 (F)	8	7

Miller’s Ale House, Inc., Term Loan, 1st Lien
7.086%, 05/26/25	3	2

		911

Retail Food & Drug – 0.0%

GOBP Holdings, Inc., 2019 Term Loan, 1st Lien
5.759%, 10/22/25	531	533

Retailing – 0.4%

1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
4.294%, VAR LIBOR+2.250%, 02/16/24	1,303	1,307

Belron Finance US LLC, Initial Term B Loan, 1st Lien
4.709%, VAR LIBOR+2.500%, 11/07/24	985	987

EG Group Limited, Additional Facility Loan (USD)
6.330%, VAR LIBOR+4.000%, 02/07/25	1,148	1,134

Flynn Restaurant Group LP, Initial Term Loan
9.042%, 06/22/26	532	507
5.612%, 06/20/25	1,026	984

IRB Holding Corp., Term B Loan, 1st Lien
5.550%, 02/05/25	1,239	1,233

K-Mac Holdings Corp., Initial Term Loan
8.794%, VAR LIBOR+6.750%, 03/09/26	296	293
5.112%, 03/07/25 (E)	497	487

Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
5.658%, 05/14/26	766	765
1.750%, 05/08/26	38	38

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Trugreen Limited Partnership, Initial Refinancing Term Loan
5.862%, 03/13/26	$1,486	$1,489

		9,224

Securities & Trusts – 0.2%

Achilles Acquisition LLC, Closing Date Term Loan
6.125%, 10/04/25	998	996

AI Ladder (Luxembourg) Subco S.a r.l., Facility B, 1st Lien
6.830%, 05/02/25	520	476

AssuredPartners, Inc., 2017 September Refinancing Term Loan
5.612%, VAR LIBOR+3.250%, 10/22/24	1,232	1,225

Compass Group Diversified Holdings LLC, Term Loan
4.362%, VAR LIBOR+2.500%, 04/04/25	690	692

Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
4.362%, VAR LIBOR+2.250%, 03/24/25	663	660

RPI Finance Trust, Initial Term Loan B-6
4.044%, VAR LIBOR+2.000%, 03/27/23	700	704

Starfruit Finco B.V. (Starfruit US Holdco LLC), Initial Dollar Term Loan
5.292%, 10/01/25	325	318

		5,071

Shipping & Ship Building – 0.1%

AI Mistral Holdco Limited, Initial Term Loan
5.112%, VAR LIBOR+3.000%, 01/17/24	733	560

Hornblower Sub, LLC (American Queen Sub, LLC), Term Loan
6.604%, 03/28/25 (E)	884	885

International Seaways Operating Corporation, Term Loan, 1st Lien
8.050%, VAR LIBOR+5.500%, 06/22/22	556	556

Navios Maritime Partners L.P (Navios Partners Finance (US) Inc.), Initial Term Loan, 1st Lien
7.440%, VAR LIBOR+5.000%, 09/04/20	553	550

		2,551

Steel – 0.1%

Atkore International, Inc., Term Loan (2016)
4.860%, VAR LIBOR+2.750%, 12/22/23	1,157	1,159

Description	Face Amount (000)	Value (000)

Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 1st Lien
4.304%, VAR LIBOR+2.250%, 06/14/21	$1,305	$1,304

		2,463

Technology – 0.1%

Kofax, Term Loan, 1st Lien
6.450%, 07/07/23	997	994

Textile & Apparel Manufacturing – 0.0%

Champ Acquisition Corporation, Initial Term Loan
7.830%, 12/17/25	416	415

Transportation – 0.1%

Agro Merchants North America Holdings, Inc., Effective Date Loan
6.080%, VAR LIBOR+3.750%, 11/15/24	324	325

PODS, LLC, Tranche B-4 Term Loan
5.053%, 12/06/24	1,496	1,492

XPO Logistics, Inc., Refinancing Term Loan (2018)
4.112%, VAR LIBOR+2.000%, 02/24/25	1,046	1,051

		2,868

Utilities – 0.0%

AI Alpine AT BidCo GmbH, Facility B (USD), 1st Lien
4.837%, 10/31/25	995	970

Total Loan Participations (Cost $217,744) (000)		213,568

Sovereign Debt — 8.4%

1MDB Global Investments
4.400%, 03/09/23	5,400	5,167

Abu Dhabi Government International Bond
3.125%, 09/30/49 (A)	3,615	3,502
2.125%, 09/30/24 (A)	5,603	5,569

African Development Bank
3.000%, 09/20/23	100	105
2.625%, 03/22/21	125	126
2.125%, 11/16/22	50	51

Angolan Government International Bond
9.500%, 11/12/25 (A)	1,490	1,673
9.375%, 05/08/48 (A)	1,450	1,528
8.250%, 05/09/28 (A)	1,220	1,263

Argentine Republic Government International Bond
8.280%, 12/31/33	2,676	1,311
7.625%, 04/22/46	690	299

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)(1)	Value (000)
7.500%, 04/22/26	2,066	$899
7.125%, 07/06/36	560	238
7.125%, 06/28/17	420	182
6.875%, 01/11/48	1,090	458
3.750%, 5.250%, 03/31/29 12/31/38 (G)	972	382

Armenia International Bond
7.150%, 03/26/25 (A)	2,215	2,580

Asian Development Bank
3.125%, 09/26/28	150	167
2.875%, 11/27/20	150	152
2.750%, 03/17/23	235	244
2.375%, 08/10/27	100	105
2.000%, 01/22/25	100	102
1.750%, 06/08/21	200	200
1.750%, 09/19/29	100	100
1.625%, 03/16/21	200	199

Bahrain Government International Bond
7.000%, 01/26/26 (A)	645	724
6.750%, 09/20/29 (A)	1,540	1,707
5.625%, 09/30/31 (A)	1,020	1,029

Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/27 (BRL)	7,300	2,058

Brazilian Government International Bond
5.000%, 01/27/45	1,130	1,170
4.500%, 05/30/29	910	947

Canada Government International Bond
2.000%, 11/15/22	100	101

Chile Government International Bond
3.240%, 02/06/28	200	212
3.125%, 01/21/26	107	113

Colombia Government International Bond
7.375%, 09/18/37	1,345	1,915
6.125%, 01/18/41	975	1,270
5.000%, 06/15/45	1,495	1,749
4.500%, 03/15/29	1,070	1,190
4.375%, 07/12/21	200	207
4.000%, 02/26/24	200	211
3.875%, 04/25/27	980	1,039

Costa Rica Government International Bond
7.158%, 03/12/45 (A)	565	565
7.000%, 04/04/44 (A)	550	545

Council of Europe Development Bank
2.625%, 02/13/23	30	31

Development Bank of Kazakhstan JSC
8.950%, 05/04/23 (KZT)	80,000	193

Development Bank of Mongolia
7.250%, 10/23/23 (A)	1,160	1,202

Dominican Republic International Bond
9.750%, 06/05/26 (DOP)	44,900	882
7.450%, 04/30/44 (A)	720	853

Description	Face Amount (000)(1)	Value (000)
6.875%, 01/29/26 (A)	1,035	$1,167
6.850%, 01/27/45 (A)	250	278
6.600%, 01/28/24 (A)	400	440
6.500%, 02/15/48 (A)	1,165	1,252
6.400%, 06/05/49 (A)	720	767
5.950%, 01/25/27 (A)	1,415	1,530
5.500%, 01/27/25 (A)	365	385

Ecuador Government International Bond
10.750%, 01/31/29 (A)	270	292
9.650%, 12/13/26 (A)	1,345	1,411
9.500%, 03/27/30 (A)	740	750
7.950%, 06/20/24 (A)	1,770	1,805
7.950%, 06/20/24	210	214
7.875%, 01/23/28 (A)	1,140	1,080

Egypt Government Bond
14.800%, 01/30/23 (EGP)	9,600	597

Egypt Government International Bond
8.700%, 03/01/49 (A)	990	1,064
8.500%, 01/31/47 (A)	755	799
7.903%, 02/21/48 (A)	1,400	1,407
7.500%, 01/31/27 (A)	1,465	1,573
6.200%, 03/01/24 (A)	420	438
5.577%, 02/21/23 (A)	360	367

El Salvador Government International Bond
7.650%, 06/15/35 (A)	270	290
7.125%, 01/20/50 (A)	640	651
6.375%, 01/18/27 (A)	965	1,001

European Bank for Reconstruction & Development
2.750%, 03/07/23	100	103
1.625%, 09/27/24	200	200

European Investment Bank
3.250%, 01/29/24	250	267
3.125%, 12/14/23	150	159
2.875%, 12/15/21	200	205
2.875%, 08/15/23	150	157
2.500%, 03/15/23	295	304
2.375%, 05/13/21	250	252
2.375%, 05/24/27	250	262
2.250%, 03/15/22	150	152
2.250%, 06/24/24	150	154
2.125%, 10/15/21	200	202
2.125%, 04/13/26	100	103
2.000%, 12/15/22	150	152
1.375%, 09/15/21	100	99

Export Development Canada
2.500%, 01/24/23	100	103
2.000%, 05/17/22	200	201

Export-Import Bank of Korea
2.875%, 01/21/25	200	206
2.500%, 05/10/21	200	201

Financiera de Desarrollo
4.750%, 07/15/25 (A)	950	1,043

Gabon Government International Bond
6.375%, 12/12/24 (A)	815	801

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)(1)	Value (000)

Georgia Government International Bond

6.875%, 04/12/21 (A)	1,330	$1,405

Ghana Government International Bond
10.750%, 10/14/30 (A)	2,170	2,751
8.950%, 03/26/51 (A)	1,025	1,026
8.627%, 06/16/49 (A)	425	424
7.875%, 08/07/23 (A)	359	392
7.875%, 03/26/27 (A)	570	584
7.625%, 05/16/29 (A)	710	710

Guatemala Government Bond
6.125%, 06/01/50 (A)	1,300	1,514
4.900%, 06/01/30 (A)	470	497
4.875%, 02/13/28 (A)	1,150	1,215
4.500%, 05/03/26 (A)	1,210	1,246
4.375%, 06/05/27 (A)	830	847

Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/20	200	202

Honduras Government International Bond
6.250%, 01/19/27 (A)	480	519

Hungary Government Bond
3.000%, 10/27/27 (HUF)	284,000	1,023

Indonesia Government International Bond
8.500%, 10/12/35 (A)	970	1,523
8.500%, 10/12/35	260	408
6.750%, 01/15/44 (A)	360	517
5.250%, 01/17/42 (A)	690	830
4.450%, 02/11/24	200	214
4.350%, 01/11/48	200	221
3.700%, 01/08/22 (A)	210	216

Inter-American Development Bank
3.125%, 09/18/28	150	167
2.625%, 04/19/21	265	269
2.375%, 07/07/27	100	105
2.125%, 11/09/20	250	251
2.125%, 01/15/25	125	128
2.000%, 07/23/26	150	153
1.875%, 03/15/21	150	150
1.750%, 04/14/22	150	150
1.750%, 09/14/22	100	100

International Bank for Reconstruction & Development
2.750%, 07/23/21	250	255
2.500%, 03/19/24	200	207
2.500%, 11/25/24	300	313
2.500%, 07/29/25	150	157
2.500%, 11/22/27	200	212
2.250%, 06/24/21	50	50
2.125%, 12/13/21	200	202
2.125%, 02/13/23	100	102
2.000%, 01/26/22	200	202
1.875%, 06/19/23	100	101
1.625%, 03/09/21	150	150
1.500%, 08/28/24	100	99
1.375%, 09/20/21	300	298

International Finance
2.875%, 07/31/23	95	99
2.000%, 10/24/22	50	51

Description	Face Amount (000)(1)	Value (000)
1.125%, 07/20/21	100	$99

Israel Government International Bond
3.150%, 06/30/23	200	208

Ivory Coast Government International Bond
6.375%, 03/03/28 (A)	585	599
6.125%, 06/15/33 (A)	1,010	972
5.750%, 12/31/32 (A) (C)	616	604
5.375%, 07/23/24 (A)	1,095	1,121

Japan Bank for International Cooperation
3.375%, 10/31/23	200	212
2.500%, 06/01/22	200	203
2.375%, 04/20/26	200	205
2.250%, 11/04/26	200	204

Jordan Government International Bond
7.375%, 10/10/47 (A)	550	578

Kenya Government International Bond
8.250%, 02/28/48 (A)	385	393
8.000%, 05/22/32 (A)	690	722
6.875%, 06/24/24 (A)	1,080	1,139

Korea Development Bank
2.500%, 01/13/21	200	201

Korea International Bond
2.750%, 01/19/27	200	207

Kreditanstalt fuer Wiederaufbau
3.125%, 12/15/21	150	154
2.375%, 03/24/21	210	212

Landwirtschaftliche Rentenbank
3.125%, 11/14/23	150	159
2.500%, 11/15/27	150	159

Lebanon Government International Bond
7.000%, 03/23/32	655	424
6.850%, 03/23/27	310	200
6.750%, 11/29/27	675	436
6.650%, 11/03/28	246	158
6.650%, 02/26/30	220	143
6.600%, 11/27/26	527	340
6.200%, 02/26/25	697	462

Mexican Udibonos
4.000%, 11/03/50 (MXN)	20,123	1,147

Mexico Government International Bond
5.550%, 01/21/45	300	362
4.500%, 04/22/29	200	217
4.500%, 01/31/50	200	211
4.350%, 01/15/47	200	206
4.150%, 03/28/27	975	1,033
4.125%, 01/21/26	200	212
3.750%, 01/11/28	200	206

Mongolia Government International Bond
10.875%, 04/06/21 (A)	2,460	2,681
8.750%, 03/09/24 (A)	880	984
5.625%, 05/01/23 (A)	745	752
5.125%, 12/05/22 (A)	695	693
5.125%, 12/05/22	490	489

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)(1)	Value (000)

Nigeria Government International Bond
8.747%, 01/21/31 (A)	520	$583
7.875%, 02/16/32 (A)	970	1,021
7.696%, 02/23/38 (A)	960	976
7.625%, 11/21/25 (A)	820	900
7.143%, 02/23/30 (A)	965	987
6.500%, 11/28/27 (A)	1,250	1,263

Oesterreichische Kontrollbank
3.125%, 11/07/23	100	106
2.875%, 03/13/23	50	52
1.875%, 01/20/21	150	150

Oman Government International Bond
6.750%, 01/17/48 (A)	1,400	1,320
6.500%, 03/08/47 (A)	795	734
5.375%, 03/08/27 (A)	315	309

Oman Sovereign Sukuk SAOC
4.397%, 06/01/24 (A)	890	894

Panama Government International Bond
9.375%, 04/01/29	535	821
6.700%, 01/26/36	1,455	2,070
4.500%, 05/15/47	200	238
3.875%, 03/17/28	200	217

Peru Government Bond
6.150%, 08/12/32 (PEN)	3,120	1,060
5.940%, 02/12/29 (PEN)	1,390	467
5.400%, 08/12/34 (PEN) (A)	4,880	1,544

Perusahaan Penerbit SBSN Indonesia III
4.400%, 03/01/28 (A)	440	480
4.150%, 03/29/27 (A)	1,090	1,166

Peruvian Government International Bond
7.350%, 07/21/25	100	127
6.950%, 08/12/31 (PEN) (A)	1,790	647
5.625%, 11/18/50	150	220

Philippine Government International Bond
5.500%, 03/30/26	200	239
4.200%, 01/21/24	200	217
3.700%, 02/02/42	300	347

Poland Government International Bond
4.000%, 01/22/24	125	135
3.000%, 03/17/23	150	155

Province of Alberta Canada
3.300%, 03/15/28	200	220
2.200%, 07/26/22	100	101

Province of British Columbia Canada
2.000%, 10/23/22	100	101

Province of Manitoba Canada
2.125%, 06/22/26	500	506
2.050%, 11/30/20	150	150

Province of New Brunswick Canada
3.625%, 02/24/28	100	112

Province of Ontario Canada
2.500%, 04/27/26	500	519

Description	Face Amount (000)(1)	Value (000)
2.450%, 06/29/22	200	$204
2.300%, 06/15/26	100	102

Province of Quebec Canada
2.875%, 10/16/24	100	105
2.625%, 02/13/23	200	206
2.500%, 04/20/26	300	311

Provincia de Buenos Aires
7.875%, 06/15/27 (A)	295	106
6.500%, 02/15/23 (A)	450	158

Provincia de Cordoba
7.125%, 06/10/21 (A)	970	601

Qatar Government International Bond
5.103%, 04/23/48 (A)	1,635	2,089
4.817%, 03/14/49 (A)	1,634	2,021

Republic of Belarus International Bond
7.625%, 06/29/27 (A)	915	1,030
6.875%, 02/28/23 (A)	1,210	1,293

Republic of Italy Government International Bond
5.375%, 06/15/33	300	362

Republic of Poland Government Bond
2.750%, 04/25/28 (PLN)	8,180	2,166

Republic of South Africa Government Bond
6.500%, 02/28/41 (ZAR)	21,100	979

Republic of South Africa Government International Bond
5.875%, 06/22/30	600	640
5.750%, 09/30/49	850	846
4.300%, 10/12/28	1,870	1,805

Russian Federal Bond - OFZ
8.150%, 02/03/27 (RUB)	130,500	2,166
7.700%, 03/23/33 (RUB)	46,000	744

Russian Foreign Bond - Eurobond
5.250%, 06/23/47 (A)	1,200	1,425
5.100%, 03/28/35 (A)	1,000	1,130
4.750%, 05/27/26	1,000	1,092
4.750%, 05/27/26 (A)	200	218

Senegal Government International Bond
8.750%, 05/13/21 (A)	376	407
6.250%, 05/23/33 (A)	735	740
4.750%, 03/13/28 (EUR) (A)	640	724

Sri Lanka Government International Bond
7.850%, 03/14/29 (A)	1,030	1,035
7.550%, 03/28/30 (A)	1,660	1,637
6.850%, 11/03/25 (A)	620	621
6.750%, 04/18/28 (A)	360	343
6.200%, 05/11/27 (A)	2,620	2,443
5.875%, 07/25/22 (A)	1,030	1,033
5.750%, 04/18/23 (A)	1,010	1,003

Turkey Government International Bond
7.375%, 02/05/25	716	761
7.250%, 12/23/23	960	1,015
6.125%, 10/24/28	1,035	1,010
6.000%, 03/25/27	1,445	1,419

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)(1)	Value (000)
5.625%, 03/30/21	1,210	$1,240
4.250%, 04/14/26	1,250	1,126

Ukraine Government AID Bonds
1.471%, 09/29/21	200	199

Ukraine Government International Bond
8.994%, 02/01/24 (A)	815	894
7.750%, 09/01/21 (A)	214	223
7.750%, 09/01/22 (A)	2,089	2,193
7.750%, 09/01/23 (A)	744	782
7.750%, 09/01/24 (A)	449	474
7.750%, 09/01/25 (A)	1,024	1,074
7.750%, 09/01/27 (A)	215	223
6.750%, 06/20/26 (EUR) (A)	670	786
2.723%, 05/31/40 (A) (B)	314	293

Uruguay Government International Bond
9.875%, 06/20/22 (UYU) (A)	34,150	912
8.500%, 03/15/28 (UYU) (A)	5,740	134
5.100%, 06/18/50	2,541	3,023
4.975%, 04/20/55	2,940	3,433
4.500%, 08/14/24	100	108
4.375%, 01/23/31	180	199

Venezuela Government International Bond
7.750%, 10/13/19 (C)	705	76
7.650%, 04/21/25 (C)	362	39
7.000%, 03/31/38 (C)	422	45

Zambia Government International Bond
8.970%, 07/30/27 (A)	505	359
5.375%, 09/20/22 (A)	680	474

Total Sovereign Debt (Cost $187,444) (000)		188,814

Asset-Backed Securities — 6.1%

Automotive – 3.5%

American Credit Acceptance Receivables Trust, Ser 2018-3, Cl A
2.920%, 08/12/21 (A)	365	365

American Credit Acceptance Receivables Trust, Ser 2018-3, Cl B
3.490%, 06/13/22 (A)	413	414

American Credit Acceptance Receivables Trust, Ser 2019-2, Cl A
2.850%, 07/12/22 (A)	3,127	3,134

Americredit Automobile Receivables Trust, Ser 2018-1, Cl
A2A 2.710%, 07/19/21	341	341

Americredit Automobile Receivables Trust, Ser 2018-2, Cl B
3.450%, 06/18/24	2,063	2,107

Description	Face Amount (000)	Value (000)

AmeriCredit Automobile Receivables Trust, Ser 2017-4,Cl B
2.360%, 12/19/22	$1,319	$1,322

AmeriCredit Automobile Receivables Trust, Ser 2019-3,Cl A2A
2.170%, 01/18/23	622	622

BMW Floorplan Master Owner Trust, Ser 2018-1, Cl A2
2.348%, VAR ICE LIBOR USD 1 Month+0.320%, 05/15/23 (A)	1,721	1,721

Capital One Prime Auto Receivables Trust, Ser 2019-2, Cl A3
1.920%, 05/15/24	1,252	1,253

CarMax Auto Owner Trust, Ser 2019-1, Cl A4
3.260%, 08/15/24	2,914	3,027

CarMax Auto Owner Trust, Ser 2016-4, Cl A4
1.600%, 06/15/22	250	249

CarMax Auto Owner Trust, Ser 2018-2, Cl A4
3.160%, 07/17/23	731	750

CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/21 (A)	32	32

CPS Auto Receivables Trust, Ser 2018-D, Cl A
3.060%, 01/18/22 (A)	1,395	1,399

CPS Auto Receivables Trust, Ser 2019-A, Cl A
3.180%, 06/15/22 (A)	1,801	1,808

CPS Auto Receivables Trust, Ser 2019-B, Cl A
2.890%, 05/16/22 (A)	1,771	1,776

CPS Auto Receivables Trust, Ser 2019-C, Cl A
2.550%, 09/15/22 (A)	2,445	2,447

Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A
3.010%, 02/16/27 (A)	1,099	1,106

Credit Acceptance Auto Loan Trust, Ser 2018-3A, Cl A
3.550%, 08/15/27 (A)	835	851

Credit Acceptance Auto Loan Trust, Ser 2019-1A, Cl A
3.330%, 02/15/28 (A)	2,183	2,230

Drive Auto Receivables Trust, Ser 2018-4, Cl B
3.360%, 10/17/22	1,818	1,824

Drive Auto Receivables Trust, Ser 2018-4, Cl D
4.090%, 01/15/26	100	103

Drive Auto Receivables Trust, Ser 2019-1, Cl A2A
3.080%, 09/15/21	894	895

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

Drive Auto Receivables Trust, Ser 2019-2, Cl B
3.170%, 11/15/23	$1,599	$1,620

Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/24	2,180	2,177

DT Auto Owner Trust, Ser 2018-2A, Cl B
3.430%, 05/16/22 (A)	1,913	1,919

DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/22 (A)	1,679	1,683

DT Auto Owner Trust, Ser 2019-1A, Cl A
3.080%, 09/15/22 (A)	2,070	2,078

DT Auto Owner Trust, Ser 2019-2A, Cl A
2.850%, 09/15/22 (A)	2,153	2,160

DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/22 (A)	1,164	1,166

Exeter Automobile Receivables Trust, Ser 2018-3A, Cl A
2.900%, 01/18/22 (A)	319	319

Exeter Automobile Receivables Trust, Ser 2019-2A, Cl A
2.930%, 07/15/22 (A)	2,574	2,584

First Investors Auto Owner Trust, Ser 2018-1A, Cl A1
2.840%, 05/16/22 (A)	246	246

Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/23 (A)	2,359	2,380

Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/23 (A)	4,537	4,569

Ford Credit Auto Lease Trust, Ser 2019-B, Cl A3
2.220%, 10/15/22	200	201

Ford Credit Auto Owner Trust, Ser 2017-C, Cl A3
2.010%, 03/15/22	1,027	1,027

Ford Credit Auto Owner Trust, Ser 2019-A, Cl A4
2.850%, 08/15/24	1,859	1,902

Ford Credit Auto Owner Trust, Ser 2019-B, Cl A3
2.230%, 10/15/23	100	101

GM Financial Automobile Leasing Trust, Ser 2019-2, Cl A3
2.670%, 03/21/22	25	25

GM Financial Consumer Automobile, Ser 2017-1A, Cl A3
1.780%, 10/18/21 (A)	1,123	1,121

GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl A3
2.320%, 07/18/22	1,130	1,133

Description	Face Amount (000)	Value (000)

GM Financial Consumer Automobile Receivables Trust, Ser 2019-1, Cl A3
2.970%, 11/16/23	$57	$57

GM Financial Consumer Automobile Receivables Trust, Ser 2019-3, Cl A3
2.180%, 04/16/24	100	101

Honda Auto Receivables Owner Trust, Ser 2017-4, Cl A3
2.050%, 11/22/21	861	861

Hyundai Auto Receivables Trust, Ser 2019-A, Cl A3
2.660%, 06/15/23	1,911	1,934

Mercedes-Benz Auto Receivables Trust, Ser 2019-1, Cl A3
1.940%, 03/15/24	100	100

Nissan Auto Receivables Owner Trust, Ser 2018-B, Cl A3
3.060%, 03/15/23	30	30

Nissan Auto Receivables Owner Trust, Ser 2019-A, Cl A2A
2.820%, 01/18/22	2,673	2,684

Nissan Auto Receivables Owner Trust, Ser 2019-A, Cl A3
2.900%, 10/16/23	67	68

Santander Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.320%, 03/15/24	85	86

Santander Drive Auto Receivables Trust, Ser 2018-4, Cl C
3.560%, 07/15/24	50	51

Santander Drive Auto Receivables Trust, Ser 2019-1, Cl B
3.210%, 09/15/23	1,548	1,566

Toyota Auto Receivables Owner Trust, Ser 2019-C, Cl A3
1.910%, 09/15/23	100	100

USAA Auto Owner Trust, Ser 2019-1, Cl A4
2.140%, 11/15/24	1,451	1,462

Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/22 (A)	3,417	3,431

World Omni Auto Receivables Trust, Ser 2018-D, Cl A3
3.330%, 04/15/24	5,000	5,122

World Omni Auto Receivables Trust, Ser 2019-B, Cl A3
2.590%, 07/15/24	2,883	2,924

		78,764

Credit Card – 1.6%

American Express Credit Account Master Trust, Ser 2017-1, Cl A
1.930%, 09/15/22	9,514	9,507

American Express Credit Account Master Trust, Ser 2017-6, Cl A
2.040%, 05/15/23	4,274	4,279

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

American Express Credit Account Master Trust, Ser 2019-1, Cl A
2.870%, 10/15/24	$450	$461

American Express Credit Account Master Trust, Ser 2019-3, Cl A
2.000%, 04/15/25	4,184	4,202

American Express Credit Account Master Trust, Ser 2019-4, Cl A
2.265%, VAR ICE LIBOR USD 1 Month+0.240%, 04/15/24	3,246	3,248

BA Credit Card Trust, Ser 2017-A1, Cl A1
1.950%, 08/15/22	2,103	2,102

BA Credit Card Trust, Ser 2019-A1, Cl A1
1.740%, 01/15/25	100	100

Capital One Multi-Asset Execution Trust, Ser 2017-A1, Cl A1
2.000%, 01/17/23	2,123	2,122

Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4
1.990%, 07/17/23	1,177	1,177

Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/24	4,913	4,893

Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1
2.880%, 01/23/23	200	202

Discover Card Execution Note Trust, Ser 2018-A5, Cl A5
3.320%, 03/15/24	65	67

Discover Card Execution Note Trust, Ser 2019-A1, Cl A1
3.040%, 07/15/24	80	82

Discover Card Execution Note Trust, Ser 2019-A2, Cl A
2.298%, VAR ICE LIBOR USD 1 Month+0.270%, 12/15/23	1,582	1,584

Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A
3.470%, 05/15/26	200	209

		34,235

Other Asset-Backed Securities – 1.0%

AJAX Mortgage Loan Trust, Ser 2017-A, Cl A
3.470%, 04/25/57 (A)	197	197

Bayview Opportunity Master Fund IVa Trust, Ser 2019-RN2, Cl A1
3.967%, 03/28/34 (A)	229	230

Bayview Opportunity Master Fund Trust, Ser 2018-RN8, Cl A1
4.066%, 09/28/33 (A)	211	212

Bayview Opportunity Master Fund Trust IVb, Ser 2019-RN1, Cl A1
4.090%, 02/28/34 (A)	312	314

CLUB Credit Trust, Ser 2018-P3, Cl A
3.820%, 01/15/26 (A)	1,444	1,457

Description	Face Amount (000)	Value (000)

Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2019-P2, Cl A
2.470%, 10/15/26 (A)	$2,007	$2,005

Consumer Loan Underlying Bond Credit Trust, Ser 2019-P1, Cl A
2.940%, 07/15/26 (A)	1,296	1,300

Ford Credit Floorplan Master Owner Trust, Ser 2017-3, Cl A
2.480%, 09/15/24	150	152

GCAT, Ser 2018-1, Cl A1
3.844%, 06/25/48 (A)	275	275

Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL1, Cl A1
3.000%, 06/25/57 (A)	56	56

Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL2, Cl A1
3.000%, 07/25/57 (A)	112	112

PRPM, Ser 2017-2A, Cl A1
3.470%, 09/25/22 (A)	479	480

RCO V Mortgage, Ser 2018-1, Cl A1
4.000%, 05/25/23 (A)	2,473	2,479

SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/28 (A)	2,318	2,335

Vericrest Opportunity Loan Trust, Ser 2019-NPL3, Cl A1
3.967%, 03/25/49 (A)	1,888	1,898

Vericrest Opportunity Loan Trust, Ser 2019-NPL5, Cl A1A
3.352%, 09/25/49 (A)	2,177	2,184

Verizon Owner Trust, Ser 2019-A, Cl A1A
2.930%, 09/20/23	1,845	1,878

VOLT LXX, Ser 2018-NPL6, Cl A1A
4.115%, 09/25/48 (A)	1,891	1,897

VOLT LXXI, Ser 2018-NPL7, Cl A1A
3.967%, 09/25/48 (A)	1,309	1,315

VOLT LXXII, Ser 2018-NPL8, Cl A1A
4.213%, 10/26/48 (A)	1,527	1,532

VOLT LXXV, Ser 2019-NPL1, Cl A1A
4.336%, 01/25/49 (A)	228	229

		22,537

Total Asset-Backed Securities (Cost $134,663) (000)		135,536

U.S. Government Agency Obligations — 0.6%

FFCB
2.870%, 07/30/29	150	150
2.590%, 08/27/29	100	98
2.400%, 06/19/23	250	251
1.680%, 10/13/20	100	100

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Face Amount (000)	Value (000)

FHLB
3.250%, 06/09/28 - 11/16/28	$405	$450
3.000%, 10/12/21	400	411
2.875%, 06/14/24	500	528
2.500%, 02/13/24	220	228
2.300%, 07/19/22	200	200
2.260%, 10/04/22	150	150
2.200%, 01/29/21	155	155
2.160%, 08/17/22	100	100
2.150%, 09/26/22	200	199
1.875%, 11/29/21	150	151

FHLMC
6.250%, 07/15/32	1,279	1,888
2.890%, 04/16/24	100	100
2.820%, 05/20/24	250	250
2.375%, 01/13/22	250	254
2.125%, 09/12/24	250	250
1.330%, 12/30/20	400	398

FNMA
6.625%, 11/15/30	300	439
2.875%, 09/12/23	500	524
2.625%, 09/06/24	1,399	1,466
2.250%, 04/12/22	2,536	2,577
2.125%, 04/24/26	200	206
1.875%, 12/28/20	131	131
1.750%, 07/02/24	200	201
1.500%, 11/30/20	227	226
1.375%, 09/06/22	350	347

Tennessee Valley Authority
5.250%, 09/15/39	200	283
2.875%, 02/01/27	250	266

Total U.S. Government Agency Obligations (Cost $12,421) (000)		12,977

Municipal Bonds — 0.3%

Bay Area, Toll Authority RB
6.263%, 04/01/49	200	312

California State GO
4.600%, 04/01/38	315	351
4.500%, 04/01/33	25	29
3.500%, 04/01/28	25	27
3.375%, 04/01/25	20	21
2.800%, 04/01/21	15	15

California State, Department of Water Resources, Power Supply Revenue RB
2.000%, 05/01/22	100	101

Chicago, O’Hare International Airport RB
4.572%, 01/01/54	150	192
4.472%, 01/01/49	50	63

Dallas/Fort Worth International Airport RB
2.994%, 11/01/38	100	101

Houston GO
3.961%, 03/01/47	150	174

Illinois State GO
5.100%, 06/01/33	2,045	2,215

Description	Face Amount (000)	Value (000)

Illinois State, Sales Tax Securitization RB
3.820%, 01/01/48	$100	$108

New Jersey State, Transportation Trust Fund Authority RB
5.754%, 12/15/28	1,365	1,593

New York State, Dormitory Authority RB
4.946%, 08/01/48	100	111

Pennsylvania State, Commonwealth Financing Authority RB
3.864%, 06/01/38	150	167

Port Authority of New York & New Jersey RB
4.031%, 09/01/48	150	176
3.287%, 08/01/69	50	50

South Carolina State, Public Service Authority RB
2.388%, 12/01/23	100	101

Texas State, Permanent University Fund - Texas A&M University System RB
3.660%, 07/01/47	100	106

University of California RB
4.858%, 05/15/12	200	263
3.349%, 07/01/29	100	109

University of Texas, Taxable Financing System RB
3.354%, 08/15/47	250	272

University of Virginia RB
3.227%, 09/01/19	622	612

Wisconsin State RB
3.154%, 05/01/27	200	213

Total Municipal Bonds (Cost $6,881) (000)		7,482

	Number of Warrants

Warrants — 0.0%

Horizon Global	2,585	6

Total Warrants (Cost $–) (000)		6

	Shares

Preferred Stock — 0.0%

PES Energy (H)	26,609	3

Total Preferred Stock (Cost $240) (000)		3

  KP Fixed Income Fund

  Schedule of Investments

  September 30, 2019 (unaudited)

Description	Shares	Value (000)

Short-Term Investment — 2.5%

State Street Institutional Treasury Money Market Fund, Cl Premier, 1.650% (I)	55,229,003	$55,229

Total Short-Term Investment (Cost $55,229) (000)		55,229

Total Investments In Securities — 104.5% (Cost $2,277,078) (000)		$2,337,591

Percentages are based on net assets of $2,237,926 (000).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2019 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	10/01/19	IDR	54,892,000	USD	3,833	$(34)
HSBC	10/17/19	EUR	2,447	USD	2,755	84
BNP Paribas	10/22/19	USD	694	ZAR	10,620	5
BNP Paribas	10/22/19	ZAR	10,620	USD	728	29
HSBC	10/24/19	USD	723	PEN	2,387	(15)
Barclays PLC	10/29/19	MYR	9,537	USD	2,280	5
HSBC	10/29/19	USD	2,319	MYR	9,537	(43)
HSBC	10/31/19	THB	71,560	USD	2,314	(27)
Barclays PLC	10/31/19	USD	2,351	THB	71,560	(10)
HSBC	11/13/19	CLP	1,650,800	USD	2,296	30
HSBC	11/20/19	USD	2,226	BRL	8,845	(105)
Barclays PLC	11/22/19	USD	1,111	RUB	73,940	21
Barclays PLC	11/22/19	RUB	191,860	USD	2,859	(78)
Barclays PLC	11/26/19	IDR	54,533,000	USD	3,814	(5)
Barclays PLC	12/16/19	HUF	318,700	USD	1,057	15
HSBC	12/18/19	MXN	2,760	USD	140	2
HSBC	12/20/19	USD	1,133	COP	3,844,000	(32)
Barclays PLC	12/23/19	PLN	8,917	USD	2,248	21
Barclays PLC	12/30/19	KRW	4,132,000	USD	3,467	12

						$(125)

(1)	In U.S. dollars unless otherwise indicated.
(A)

Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at September 30, 2019 was $282,504 (000) and represents 12.6% of Net Assets.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security in default on interest payments.
(D)	Credit-linked note.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Unsettled bank loan. Interest rate not available.
(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(H)	There is currently no rate available.
(I)	The rate reported is the 7-day effective yield as of September 30, 2019.

AID — Agency for International Development

ARS — Argentine Peso

BRL — Brazilian Real

CJSC — Closed Joint Stock Company

Cl — Class

CLP — Chilean Peso

COP — Colombian Peso

DAC — Designated Activity Company

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GEL — Georgian Lari

GNMA — Government National Mortgage Association

GO — General Obligation

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JSC — Joint Stock Company

KRW — Korean Won

KZT — Kazakhstan Tenge

LIBOR — London Interbank Offered Rate

LKR — Sri Lanka Rupee

LLC — Limited Liability Company

LP — Limited Partnership

Ltd. — Limited

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Sol

PJSC — Public Joint Stock Company

PLC — Public Limited Company

PLN —Polish Zloty

RB — Revenue Bond

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

THB — Thai Baht

UAH — Ukrainian Hryvnia

USD — U.S. Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

ZAR — South African Rand

KP Fixed Income Fund

Schedule of Investments

September 30, 2019 (unaudited)

The following is a list of the level of inputs used as of September 30, 2019, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$611,135	$—	$611,135
Corporate Obligations	—	561,756	—	561,756
Mortgage-Backed Securities	—	551,085	—	551,085
Loan Participations	—	213,568	—	213,568
Sovereign Debt	—	188,814	—	188,814
Asset-Backed Securities	—	135,536	—	135,536
U.S. Government Agency Obligations	—	12,977	—	12,977
Municipal Bonds	—	7,482	—	7,482
Warrants	—	6	—	6
Preferred Stock	—	3	—	3
Short-Term Investment	55,229	—	—	55,229

Total Investments in Securities	$55,229	$2,282,362	$—	$2,337,591

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts **
Unrealized Appreciation	$—	$224	$—	$224
Unrealized Depreciation	—	(349)	—	(349)

Total Other Financial Instruments	$—	$(125)	$—	$(125)

**	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

As of September 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended September 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities or Level 1 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2019, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.